                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                               File No. 002-75526
                               File No. 811-03363

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/

  Pre-Effective Amendment No.                                             / /

  Post-Effective Amendment No.    61                                      /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/

     Amendment No.         61

                        (Check appropriate box or boxes)

                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 2005 Market Street, Philadelphia, Pennsylvania      19103-7094
--------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:              (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           November 27, 2007

It is proposed that this filing will become effective:

--------- immediately upon filing pursuant to paragraph (b)

--------- on (date) pursuant to paragraph (b)

    X
--------- 60 days after filing pursuant to paragraph (a)(1)

--------- on (date) pursuant to paragraph (a)(1)

--------- 75 days after filing pursuant to paragraph (a)(2)

--------- on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

----- This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                  Delaware Limited-Term Diversified Income Fund

                      Class A o Class B o Class C o Class R

                                   Prospectus
                               November [__], 2007

                                  Fixed Income

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   adequacy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                    page
Delaware Limited-Term Diversified Income Fund

How we manage the Fund                                          page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                            page
Investment manager
Portfolio managers
Manager of managers structure
Who's who?

About your account                                              page
Investing in the Fund
 Choosing a share class
 Dealer compensation
Payments to intermediaries
How to reduce your sales charge
Waivers of Contingent Deferred Sales Charges
How to buy shares
Fair valuation
Retirement plans
Document delivery
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions, and taxes
Certain management considerations

Financial highlights                                            page
Glossary                                                        page
Additional information                                          page

Profile:  Delaware Limited-Term Diversified Income Fund

What is the Fund's investment objective?
Delaware  Limited-Term  Diversified  Income  Fund seeks  maximum  total  return, consistent  with reasonable  risk.  Although the Fund will strive to achieve its objective, there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in fixed  income  securities  and will  invest  at least  80% of its  assets  in
investment-grade   fixed  income  securities.   Investment-grade   fixed  income
securities  are  securities  rated at least BBB by  Standard  & Poor's  (S&P) or
Fitch, Inc. (Fitch),  Baa3 by Moody's Investors Service (Moody's),  or similarly rated by another nationally recognized statistical ratings organization (NRSRO).
The Fund will maintain an average effective duration from one to three years.

The  Fund  may  invest  up to  20% of  its  assets  in  below  investment  grade securities.  In general, the below investment grade securities that the Fund may purchase in this sector will generally be rated BB or lower by S&P or Fitch,  Ba or lower by Moody's or similarly rated by another NRSRO.

The Fund may also  invest  up to 20% of its net  assets in  foreign  securities, including  up to 10% of its net  assets in  securities  of  issuers  located  in emerging  markets.  The Fund's total non-U.S.  dollar currency  exposure will be limited, in the aggregate, to no more than 10% of net assets.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  The value of your  investment  in the Fund will increase and decrease  according to changes in the value of the  securities in the Fund's portfolio.  The Fund will be affected primarily by changes in bond prices and interest rates. The market value of fixed income securities generally falls when interest rates rise.

Investments  in high yield,  high-risk  or "junk" bonds  entail  certain  risks, including  the risk of loss of  principal,  which may be greater  than the risks presented by investment-grade  bonds and which should be considered by investors contemplating an investment in the Fund. Among these risks are those that result from the absence of a liquid secondary market and the dominance in the market of institutional investors.

The Fund  will  also be  affected  by  prepayment  risk due to its  holdings  of
mortgage-backed   securities.  With  prepayment  risk,  when  homeowners  prepay mortgages  during  periods  of low  interest  rates,  the Fund may be  forced to re-deploy its assets in lower yielding securities.

The Fund's investments in securities issued by non-U.S.  companies are generally denominated  in foreign  currencies  and  involve  certain  risks not  typically associated with investing in bonds issued by U.S. companies, including political
instability,   foreign  economic  conditions,   and  inadequate  regulatory  and
accounting  standards.  To the extent  that the Fund  invests  in foreign  fixed income  securities,  the value of these securities may be adversely  affected by changes  in U.S.  or foreign  interest  rates,  as well as  changes in  currency exchange  rates.  In addition,  investments  in emerging  markets are subject to greater risks than investments in more developed  countries,  including risks of political or economic instability,  expropriation,  adverse changes in tax laws, and currency controls.  Moreover, there is substantially less publicly available information  about  issuers in emerging  markets than there is about  issuers in developed markets, and the information that is available tends to be of a lesser quality.  Also,  emerging  markets are typically less mature,  less liquid,  and subject to greater  price  volatility  than are  developed  markets.  The Fund's investments in foreign securities may also be subject to currency risk. Currency risk is the risk that the value of an investment  may be negatively  affected by changes in foreign  currency  exchange rates.  Adverse changes in exchange rates may reduce or eliminate any gains produced by investments  that are  denominated in foreign  currencies and may increase  losses.  If, and to the extent that, we invest in forward foreign currency  contracts or use other  investments to hedge against currency risks, the Fund will be subject to the special risks associated with those activities.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [__].

Who should invest in the Fund
o    Investors with intermediate or long-term financial goals
o    Investors who would like an investment offering allocation across key types of fixed income securities
o    Investors seeking a fixed income investment focusing on total return

Who should not invest in the Fund
o    Investors with very short-term financial goals
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, especially over the short term
o    Investors who want an investment with a fixed share price,  such as a money market fund

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware Limited-Term Diversified Income Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past 10 calendar years, as well as the average annual returns of Class A, B,
C, and R shares for the one-year, five-year, and 10-year or lifetime periods, as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during  certain of these  periods.  The returns would be lower without the expense caps.  Please see the footnotes on page [___]
for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
       1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      5.23%      7.46%      1.07%      8.59%      8.16%      7.08%      2.12%      2.31%      1.76%      3.76%
------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

As of September 30, 2007, the Fund's Class A shares had a calendar  year-to-date return of [___]%.  During the periods  illustrated in this bar chart,  Class A's highest  quarterly  return was [4.49%] for the quarter ended [December 31, 1998]
and its lowest  quarterly  return was [-1.33%]  for the quarter  ended [June 30,
2004.]

The maximum Class A sales charge of 2.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

On August 15, 2007, the Fund's Board of Trustees (Board) approved changes to the
Fund's  investment  objective  and  strategies.   These  changes,  which  became
effective on  [____________],  2007, allow the Fund to invest in a broader range of fixed income  securities,  including U.S.  government  securities and foreign government  securities  and corporate and high yield  securities of domestic and foreign issuers. Accordingly, the Fund no longer invests at least 80% of its net assets in U.S.  government  securities.  The historical  returns shown above and below do not reflect these changes.

Average annual returns for periods ending 12/31/06

---------------------------------------------------------------------- ----------- ---------- ------------------
Class A return before taxes                                                1 year    5 years     10 years or
                                                                                                 lifetime**
---------------------------------------------------------------------- ----------- ---------- ------------------
                                                                            0.95%      2.82%              4.42%
---------------------------------------------------------------------- ----------- ---------- ------------------
Class A return after taxes on distributions                                (0.59%)     1.27%              2.36%
---------------------------------------------------------------------- ----------- ---------- ------------------
Class A return after taxes on distributions and sale of Fund shares         0.60%      1.48%              2.48%
---------------------------------------------------------------------- ----------- ---------- ------------------
Class B return before taxes*                                                0.90%      2.51%              4.26%
---------------------------------------------------------------------- ----------- ---------- ------------------
Class C return before taxes*                                                1.90%      2.51%              3.83%
---------------------------------------------------------------------- ----------- ---------- ------------------
Class R return before taxes                                                 3.53%        N/A              1.87%
---------------------------------------------------------------------- ----------- ---------- ------------------
Lehman Brothers 1-3 Year Government/Credit Index***                       [x.xx]%    [x.xx]%            [x.xx]%
---------------------------------------------------------------------- ----------- ---------- ------------------
Merrill Lynch 1-3 Year U.S. Treasury Index                                  3.96%      2.82%              4.69%
(reflects no deduction for fees, expenses, or taxes)
---------------------------------------------------------------------- ----------- ---------- ------------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
1-3 Year  Government/Credit  Index and the Merrill Lynch 1-3 Year U.S.  Treasury
Index.  The  Lehman  Brothers  1-3  Year  Government/Credit  Index  is a  market value-weighted  index of government  fixed-rate debt issues and investment-grade
U.S. and foreign fixed-rate debt issues with dollar-weighted  average maturities between one and three years.  The Merrill Lynch 1-3 Year U.S.  Treasury Index is an index of U.S. Treasury notes and bonds with maturities  greater than or equal to one year and less than three years. It does not include inflation-linked U.S.
government  bonds.  You should  remember that,  unlike the Fund, the Indices are unmanaged  and do not reflect the actual costs of operating a mutual fund,  such as the costs of buying,  selling, and holding securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment vehicles,  such as employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares reflect  conversion to Class A shares after five years. If shares were not redeemed, the returns for Class B would be 2.89%,
     2.51%, and 4.26% for the one-,  five-,  and 10-year periods,  respectively;
     and the returns for Class C would be 2.89%,  2.51%, and 3.83% for the one-, five-, and 10-year periods, respectively.
**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years. The Index returns shown for Class A, Class B, and Class C shares are for the  10-year  period  because  Class A,  Class  B,  and  Class C shares commenced  operations  more than 10 years ago. The Index  returns shown for
     Class R shares are for the lifetime  period  because the inception date for the Class R shares of the Fund was June 2, 2003.  The Index returns for the
     Class R lifetime  period were [ ] and [ ] for the Leham  Brothers  1-3 Year
     Government/Credit   Index  and  Merrill  Lynch  1-3  Year  Treasury  Index,
     respectively.  The Index reports  returns on a monthly basis as of the last day of the  month.  As a result,  the Index  returns  for Class R  lifetime reflect the returns from June 30, 2003 through December 31, 2006.
***  The Lehman  Brothers  1-3 Year  Government/Credit  Index is  replacing  the
     Merrill Lynch 1-3 Year Treasury Index as the Fund's benchmark.  As a result of the  changes in the  Fund's  investment  objective  and  strategies,  as described above, the investment  manager (Manager) believes that the Lehman
     1-3 Year Government/Credit Index is a more accurate benchmark of the Fund's investments. The Merrill Lynch 1-3 Year Treasury Index may be excluded from this comparison in the future.

What are the Fund's fees and expenses?

-------------------------------------------- ------------------------------------------ ----------- ----------- --------- ---------
Sales charges are fees paid directly from    CLASS                                      A           B           C         R
your investments when you buy or sell        ------------------------------------------ ----------- ----------- --------- ---------
shares of the Fund. You do not pay sales     Maximum sales charge (load) imposed on     2.75%       none        none      none
charges when you buy or sell Class R         purchases as a percentage of offering
shares.                                      price
                                             ------------------------------------------ ----------- ----------- --------- ---------
                                             Maximum contingent deferred sales charge   none(1)     2.00%(2)    1.00%(3)  none
                                             (load) as a percentage of original
                                             purchase price or redemption price,
                                             whichever is lower
                                             ------------------------------------------ ----------- ----------- --------- ---------
                                             Maximum sales charge (load) imposed on     none        none        none      none
                                             reinvested dividends
                                             ------------------------------------------ ----------- ----------- --------- ---------
                                             Redemption fees                            none        none        none      none
                                             ------------------------------------------ ----------- ----------- --------- ---------
                                             Exchange fees(4)                           none        none        none      none
-------------------------------------------- ------------------------------------------ ----------- ----------- --------- ---------

-------------------------------------------- ------------------------------------------ ----------- ----------- ---------- --------
Annual fund operating expenses are           CLASS                                      A           B           C          R
deducted from the Fund's assets.             ------------------------------------------ ----------- ----------- ---------- --------
                                             Management fees(5)                           0.50%       0.50%     0.50%      0.50%
                                             ------------------------------------------ ----------- ----------- ---------- --------
                                             Distribution and service (12b-1) fees        0.30%(6)    1.00%     1.00%      0.60%(7)
                                             ------------------------------------------ ----------- ----------- ---------- --------
                                             Other expenses(8)                            0.33%       0.33%     0.33%      0.33%
                                             ------------------------------------------ ----------- ----------- ---------- --------
                                             Total annual fund operating expenses         1.13%       1.83%     1.83%      1.43%
                                             ------------------------------------------ ----------- ----------- ---------- --------
                                             Fee waivers and payments                    (0.14%)     (0.14%)    (0.14%)    (0.24%)
                                             ------------------------------------------ ----------- ----------- ---------- --------
                                             Net expenses                                 0.99%       1.69%      1.69%     1.19%
-------------------------------------------- ------------------------------------------ ----------- ----------- ---------- --------

------------------------------------------- ------------ -------- -------- --------------- ------- -------------- --------
This example is intended to help you        CLASS          A       B(9)           B(9)       C       C               R
compare the cost of investing in the Fund                                   (if redeemed)          (if redeemed)
to the cost of investing in other mutual    ------------ -------- -------- --------------- ------- -------------- --------
funds with similar investment objectives.   1 year          $373     $172            $372    $172           $272     $121
We show the cumulative amount of Fund       ------------ -------- -------- --------------- ------- -------------- --------
expenses on a hypothetical investment of    3 years         $611     $562            $662    $562           $562     $429
$10,000 with an annual 5% return over the   ------------ -------- -------- --------------- ------- -------------- --------
time shown. The Fund's actual rate of       5 years         $867     $977            $977    $977           $977     $759
return may be greater or less than the      ------------ -------- -------- --------------- ------- -------------- --------
hypothetical 5% return we use here. This    10 years      $1,600   $1,706          $1,706  $2,136         $2,136   $1,692
example reflects the net operating          ------------ -------- -------- --------------- ------- -------------- --------
expenses with expense waivers for the
one-year contractual period and the total
operating expenses without expense
waivers for years two through 10. This is
an example only, and does not represent
future expenses, which may be greater or
less than those shown here.
------------------------------------------- ----------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge (CDSC) will apply to  redemptions  made  within  one  year of  purchase.  Additional  Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a CDSC of 2.00%,  which  declines  to 1.00%  during the second and third years, and 0% thereafter.
(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     CDSC.
(4)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(5)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse  expenses from May 1, 2007 through April 30,
     2008 in order to prevent total annual fund  operating  expenses  (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs,
     including,   but  not  limited  to,  those  relating  to   reorganizations,
     litigation,   certain   Trustee   retirement   plan  expenses,   conducting
     shareholder   meetings,   and  liquidations   (collectively,   "non-routine
     expenses"))  from  exceeding  0.69% of the Fund's average daily net assets.
     For purposes of these waivers and reimbursements,  non-routine expenses may also include such additional  costs and expenses as may be agreed upon from time to time by the Fund's Board and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.
(6)  The Fund's  distributor  (Distributor) has voluntarily  agreed to waive the
     Class A shares'  12b-1  fees from May 1, 2007 until such time as the waiver is  discontinued  to no more than  0.15% of the  Fund's  average  daily net assets. The waiver may be discontinued at any time because it is voluntary.
     The  following  table shows  operating  expenses that are based on the most recently  completed fiscal year and reflects the Distributor's  current fee waivers and payments.

------------------------------------- -------------------------------------- -----------
Annual fund operating expenses are    CLASS                                      A
deducted from the Fund's assets.
------------------------------------- -------------------------------------- -----------
                                      Management fees                          0.50%
------------------------------------- -------------------------------------- -----------
                                      Distribution and service (12b-1) fees    0.30%
------------------------------------- -------------------------------------- -----------
                                      Other expenses                           0.33%
------------------------------------- -------------------------------------- -----------
                                      Total annual fund operating expenses     1.13%
------------------------------------- -------------------------------------- -----------
                                      Fee waivers and payments                (0.29%)
------------------------------------- -------------------------------------- -----------
                                      Net expenses                             0.84%
------------------------------------- -------------------------------------- -----------

(7)  The Distributor has contracted to limit the Class R shares' 12b-1 fees from
     May 1, 2007  through  April 30,  2008 to no more than  0.50% of the  Fund's average daily net assets.
(8)  "Other  expenses"  have been restated to reflect a reduction in non-routine expenses incurred during the period.
(9)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after five  years.  Information  for years six  through 10 reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. Securities in which the Fund may invest include, but are not limited to, the following:

     o    Securities issued or guaranteed by the U.S.  government,  such as U.S.
          Treasuries;
     o    Securities issued by U.S.  government  agencies or  instrumentalities, such as securities of the  Government  National  Mortgage  Association
          (GNMA);
     o    Investment-grade and below investment-grade corporate bonds
     o    Non-agency   mortgage-backed   securities,   asset-backed  securities,
          commercial   mortgage-backed   securities,   collateralized   mortgage
          obligations, and real estate mortgage investment conduits;
     o    Securities of foreign issuers in both developed and emerging  markets, denominated in foreign currencies and U.S. dollars;
     o    Loan participations; and
     o    Short-term investments.

Under normal  circumstances,  the Fund will invest at least 80% of its assets in
investment-grade   fixed  income  securities.   The  Fund  may  invest  in  debt
obligations  issued  or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities,  and by U.S. corporations.  The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of U.S. companies.  The U.S. government  securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal  and interest by the U.S.  government,  and by various  agencies or instrumentalities  which  have been  established  or are  sponsored  by the U.S.
government.

The Fund may also invest in mortgage-back securities issued or guaranteed by the
U.S. government,  its agencies or instrumentalities,  or by government sponsored corporations.  Other mortgage-backed securities in which the Fund may invest are issued by certain private,  non-government entities. The Fund may also invest in securities  that are backed by assets  such as  receivables  on home  equity and credit card  loans,  automobile,  mobile  home,  recreational  vehicle and other loans, wholesale dealer floor plans, and leases.

The Fund maintains an average effective duration from one to three years.

The Fund may also  invest up to 20% of its net assets in  below-investment-grade securities.  The  Fund  may  invest  in  domestic  corporate  debt  obligations, including notes, which may be convertible or non-convertible,  commercial paper, units  consisting  of  bonds  with  stock or  warrants  to buy  stock  attached, debentures and  convertible  debentures.  The Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds.

The Fund may also  invest  up to 20% of its net  assets in  foreign  securities, including  up to 10% of its net  assets in  securities  of  issuers  located  in emerging markets. The Manager will limit non-U.S.  dollar-denominated securities to no more than 20% of net assets  The Fund's  total  non-U.S.  dollar  currency exposure will be limited,  in the aggregate,  to no more than 10% of net assets.
These fixed income securities may include foreign  government  securities,  debt obligations  of  foreign  companies,  and  securities  issued  by  supranational entities.  A  supranational  entity  is an  entity  established  or  financially supported  by the  national  governments  of one or more  countries  to  promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known  as the  World  Bank),  the  European  Economic  Community,  the  European
Investment Bank, the Inter-Development Bank, and the Asian Development Bank.

The Fund may invest in sponsored and unsponsored  American Depositary  Receipts,
European Depositary Receipts,  or Global Depositary Receipts.  The Fund may also invest  in zero  coupon  bonds  and may  purchase  shares  of  other  investment companies.

The Fund will invest in both rated and unrated foreign securities.

The Fund may invest in  securities  issued in any  currency and may hold foreign currencies.  Securities of issuers  within a given country may be denominated in the currency of another country or in multinational  currency units, such as the
Euro.  The Fund may,  from time to time,  purchase  or sell  foreign  currencies and/or  engage in forward  foreign  currency  transactions  in order to expedite settlement of Fund transactions and to minimize currency value fluctuations.

The Fund's investment  objective is  non-fundamental.  This means that the Board may change the Fund's objective without obtaining  shareholder  approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Fixed income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

--------------------------------------------------------------- -----------------------------------------------------------
                      Securities                                                     How we use them
--------------------------------------------------------------- -----------------------------------------------------------
Direct U.S. Treasury obligations include Treasury bills,        We may invest without limit in U.S. Treasury securities,
notes, and bonds of varying maturities.  U.S. Treasury          although they are typically not our largest holding
securities are backed by the "full faith and credit" of the     because they generally do not offer as high a level of
United States.                                                  current income as other fixed income securities.
--------------------------------------------------------------- -----------------------------------------------------------
Mortgage-backed securities: Fixed income securities that        There is no limit on government-related mortgage-backed
represent pools of mortgages, with investors receiving          securities.
principal and interest payments as the underlying mortgage
loans are paid back. Many are issued and guaranteed against     We may invest in mortgage-backed securities issued or
default by the U.S. government or its agencies or               guaranteed by the U.S. government, its agencies or
instrumentalities, such as the Federal Home Loan Mortgage       instrumentalities or by government-sponsored corporations.
Corporation, Fannie Mae, and GNMA. Others are issued by
private financial institutions, with some fully                 We may also invest in mortgage-backed securities that are
collateralized by certificates issued or guaranteed by the      secured by the underlying collateral of the private
government or its agencies or instrumentalities.                issuer. Such securities are not government securities and
                                                                are not directly guaranteed by the U.S. government in any
                                                                way. These include collateralized mortgage obligations
                                                                (CMOs), real estate mortgage investment conduits
                                                                (REMICs), and commercial mortgage-backed securities
                                                                (CMBSs).
--------------------------------------------------------------- -----------------------------------------------------------
Asset-backed securities: Bonds or notes backed by accounts      We may invest in asset-backed securities rated in one of
receivable including home equity, automobile, or credit loans.  the four highest rating categories by an NRSRO.
--------------------------------------------------------------- -----------------------------------------------------------
Corporate bonds:  Debt obligations issued by a corporation.     We may invest in corporate bonds.
--------------------------------------------------------------- -----------------------------------------------------------
High yield corporate bonds:  Debt obligations issued by a       Emphasis is typically on those rated BB or Ba by an
corporation and rated lower than investment grade by an NSRO    NRSRO.
such as S&P or Moody's.  High yield bonds (also known as
"junk bonds") are issued by corporations that have lower        We carefully evaluate an individual company's financial
credit quality and may have difficulty repaying principal and   situation, its management, the prospects for its
interest.                                                       industry, and the technical factors related to its bond
                                                                offering. We seek to identify those companies that we
                                                                believe will be able to repay their debt obligations in
                                                                spite of poor ratings. We may invest in unrated bonds if
                                                                we believe their credit quality is comparable to the
                                                                rated bonds we are permitted to invest in. Unrated bonds
                                                                may be more speculative in nature than rated bonds.  We
                                                                may not invest more than 20% of the Fund's net assets in
                                                                high yield securities.
--------------------------------------------------------------- -----------------------------------------------------------
Collateralized mortgage obligations (CMOs) and real estate      We may invest in CMOs and REMICs. Certain CMOs and REMICs
mortgage investment conduits (REMICs):  CMOs are privately      may have variable or floating interest rates and others
issued mortgage-backed bonds whose underlying value is the      may be stripped. Stripped mortgage securities are
mortgages that are collected into different pools according     generally considered illiquid and to such extent,
to their maturity. They are issued by U.S. government           together with any other illiquid investments, will not
agencies and private issuers. REMICs are privately issued       exceed the Fund's limit on illiquid securities. In
mortgage-backed bonds whose underlying value is a fixed pool    addition, subject to certain quality and collateral
of mortgages secured by an interest in real property. Like      limitations, we may invest up to 20% of the Fund's total
CMOs, REMICs offer different pools according to the             assets in CMOs and REMICs issued by private entities that
underlying mortgages' maturity.                                 are not collateralized by securities issued or guaranteed
                                                                by the U.S. government, its agencies, or
                                                                instrumentalities, so called "non-agency mortgage-backed
                                                                securities."
--------------------------------------------------------------- -----------------------------------------------------------
Short-term debt investments:  These instruments include: (1)    We may invest in these instruments either as a means to
time deposits, certificates of deposit, and bankers             achieve the Fund's investment objective or, more
acceptances issued by a U.S. commercial bank; (2) commercial    commonly, as temporary defensive investments or pending
paper of the highest quality rating; (3) short-term debt        investment in the Fund's principal investment
obligations with the highest quality rating; (4) U.S.           securities.  When investing all or a significant portion
government securities; and (5) repurchase agreements            of the Fund's assets in these instruments, the Fund may
collateralized by those instruments.                            not be able to achieve its investment objective.
--------------------------------------------------------------- -----------------------------------------------------------
Time deposits: Time deposits are non-negotiable deposits        We will not purchase time deposits maturing in more than
maintained in a banking institution for a specified period of   seven days and time deposits maturing from two business
time at a stated interest rate.                                 days through seven calendar days will not exceed 15% of
                                                                the total assets of the Fund.
--------------------------------------------------------------- -----------------------------------------------------------
Zero coupon bond and pay-in-kind (PIK) bonds: Zero coupon       We may purchase fixed income securities, including zero
bonds are debt obligations which do not entitle the holder to   coupon bonds and PIK bonds, consistent with the Fund's
any periodic payments of interest prior to maturity or a        investment objective.
specified date when the securities begin paying current
interest, and therefore are issued and traded at a discount
from their face amounts or par value. PIK bonds pay interest through the issuance to holders of additional securities.
--------------------------------------------------------------- -----------------------------------------------------------
Foreign securities:  Debt issued by a non-U.S. company or a     We may invest up to 20% of the Fund's net assets in
government other than the United States or by an agency,        securities of foreign companies or governments.
instrumentality, or political subdivision of such government.
--------------------------------------------------------------- -----------------------------------------------------------
Foreign currency transactions:  A forward foreign currency      Although we value the Fund's assets daily in terms of
exchange contract involves an obligation to purchase or sell    U.S. dollars, we do not intend to convert its holdings of
a specific currency on a fixed future date at a price that is   foreign currencies into U.S. dollars on a daily basis. We
set at the time of the contract. The future date may be any     may, however, from time to time, purchase or sell foreign
number of days from the date of the contract as agreed by the   currencies and/or engage in forward foreign currency
parties involved.                                               transactions in order to expedite settlement of Fund
                                                                transactions and to minimize currency value fluctuations.
--------------------------------------------------------------- -----------------------------------------------------------
American Depositary Receipts (ADRs), European Depositary        We may invest in sponsored and unsponsored ADRs.  ADRs in
Receipts (EDRs) and Global Depositary Receipts (GDRs):  ADRs    which the Fund may invest will be those that are actively
are receipts issued by a depositary (usually a U.S. bank) and   traded in the United States.
EDRs and GDRs are receipts issued by a depositary outside of
the U.S. (usually a non-U.S. bank or trust company or a         In conjunction with the Fund's investments in foreign
foreign branch of a U.S. bank).  Depositary receipts            securities, we may also invest in sponsored and
represent an ownership interest in an underlying security       unsponsored EDRs and GDRs.
that is held by the depositary.  Generally, the underlying
security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer.  Sponsored depositary receipts are issued jointly by the issuer of the underlying
security and the depositary, and unsponsored depositary
receipts are issued by the depositary without the
participation of the issuer of the underlying security.
Generally, the holder of the depositary receipt is entitled
to all payments of interest, dividends, or capital gains that are made on the underlying security.
--------------------------------------------------------------- -----------------------------------------------------------
Loan participations:  An interest in a loan or other direct     We may invest without restriction in loan participations
indebtedness, such as an assignment, that entitles the          that meet our credit standards. We perform our own
acquiror of such interest payments of interest, and/or other    independent credit analysis on each borrower and on the
amounts due under the structure of the loan or other direct     collateral securing each loan. We consider the nature of
indebtedness. In addition to being structured as secured or     the industry in which the borrower operates, the nature
unsecured loans, such investments could be structured as        of the borrower's assets, and the general quality and
novations or assignments or represent trade or other claims     creditworthiness of the borrower.  We may invest in loan
owed by a company to a supplier.                                participations in order to enhance total return, to
                                                                affect diversification, or to earn additional income.  We
                                                                will not use loan participations for reasons inconsistent
                                                                with the Fund's investment objective.
--------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer of          Typically, we use repurchase agreements as a short-term
securities, such as a fund, and a seller of securities, in      investment for the Fund's cash position. In order to
which the seller agrees to buy the securities back within a     enter into these repurchase agreements, the Fund must
specified time at the same price the buyer paid for them,       have collateral of at least 102% of the repurchase price.
plus an amount equal to an agreed upon interest rate.           We will only enter into repurchase agreements in which
Repurchase agreements are often viewed as equivalent to cash.   the collateral is comprised of U.S. government securities.
--------------------------------------------------------------- -----------------------------------------------------------
Options and futures: Options represent a right to buy or sell   At times when we anticipate adverse conditions, we may
a security or a group of securities at an agreed upon price     want to protect gains on securities without actually
at a future date. The purchaser of an option may or may not     selling them. We might use options or futures to
choose to go through with the transaction.  The seller of an    neutralize the effect of any price declines, without
option, however, must go through with the transaction if its    selling a bond or bonds, or as a hedge against changes in
purchaser exercises the option.                                 interest rates.  We may also sell an option contract
                                                                (often referred to as "writing" an option) to earn
Futures contracts are agreements for the purchase or sale of    additional income for the Fund.
a security or a group of securities at a specified price, on
a specified date.  Unlike purchasing an option, a futures       Use of these strategies can increase the operating costs
contract must be executed unless it is sold before the          of the Fund and can lead to loss of principal.
settlement date.

Certain options and futures may be considered to be             The Fund has claimed an exclusion from the definition of
derivative securities.                                          the term "commodity pool operator" under the Commodity
                                                                Exchange Act (CEA) and, therefore, is not subject to
                                                                registration or regulation as a commodity pool operator
                                                                under the CEA.

--------------------------------------------------------------- -----------------------------------------------------------
Restricted securities: Privately placed securities whose        We may invest in privately placed securities, including
resale is restricted under U.S. securities laws.                those that are eligible for resale only among certain
                                                                institutional buyers without registration, which are
                                                                commonly known as "Rule 144A Securities." Restricted
                                                                securities that are determined to be illiquid may not
                                                                exceed the Fund's 15% limit on illiquid securities.
--------------------------------------------------------------- -----------------------------------------------------------
Illiquid securities: Securities that do not have a ready        We may invest up to 15% of the Fund's net assets in
market and cannot be easily sold within seven days at           illiquid securities.
approximately the price at which a fund has valued them.
Illiquid securities include repurchase agreements maturing in more than seven days.
--------------------------------------------------------------- -----------------------------------------------------------
Interest rate swap, index swap, and credit default swap         We may use interest rate swaps to adjust the Fund's
agreements: In an interest rate swap, a fund receives           sensitivity to interest rates or to hedge against changes
payments from another party based on a variable or floating     in interest rates.  Index swaps may be used to gain
interest rate, in return for making payments based on a fixed   exposure to markets that the Fund invests in, such as the
interest rate. An interest rate swap can also work in reverse   corporate bond market.  We may also use index swaps as a
with a fund receiving payments based on a fixed interest rate   substitute for futures or options contracts if such
and making payments based on a variable or floating interest    contracts are not directly available to the Fund on
rate.                                                           favorable terms.  We may enter into credit default swaps
                                                                in order to hedge against a credit event, to enhance
In an index swap, a fund receives gains or incurs losses        total return, or to gain exposure to certain securities
based on the total return of a specified index, in exchange     or markets.
for making interest payments to another party.  An index swap
can also work in reverse with a fund receiving interest         Use of these strategies can increase the operating costs
payments from another party in exchange for movements in the    of the Fund and lead to loss of principal.
total return of a specified index.

In a credit default swap, a fund may transfer the financial
risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of
securities to another party by paying that party a periodic
premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from
another party.

Interest rate swaps, index swaps, and credit default swaps
may be considered to be illiquid.
--------------------------------------------------------------- -----------------------------------------------------------

We may also invest in other  securities,  including  certificates of deposit and obligations  of both U.S. and foreign  banks,  corporate  debt,  and  commercial paper.  Please see the Statement of Additional  Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We will be required to pay interest to the lending banks on the amounts  borrowed.  As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Lending securities
We may  lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  or institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of  collateral  each day to  reflect  the  changes  in the  value of the  loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
We may buy or sell securities on a when-issued or  delayed-delivery  basis; that is, paying for securities before delivery or taking delivery at a later date. We will  designate  cash or  securities  in amounts  sufficient to cover the Fund's obligations, and will value the designated assets daily.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------- ----------------------------------------------------------
                             Risks                                             How we strive to manage them
---------------------------------------------------------------- ----------------------------------------------------------
Interest rate risk is the risk that securities will decrease     We will not invest in swaps with maturities of more than
in value if interest rates rise.  The risk is greater for        10 years.  Each business day (as defined below), we will
bonds with longer maturities than for those with shorter         calculate the amount the Fund must pay for swaps it
maturities.                                                      holds and will segregate enough cash or other liquid
                                                                 securities to cover that amount.
Swaps may be particularly sensitive to interest rate changes.
Depending on the actual movements of interest rates and how
well the portfolio manager anticipates them, a fund could
experience a higher or lower return than anticipated.
---------------------------------------------------------------- ----------------------------------------------------------
Market risk is the risk that all or a majority of the            We maintain a long-term investment approach and focus on
securities in a certain market-- like the stock or bond market   securities that we believe can continue to provide
--will decline in value because of economic conditions, future   returns over an extended time frame regardless of
expectations, or investor confidence.                            interim market fluctuations.  Generally, we do not try
                                                                 to predict overall market movements.
Index swaps are subject to the same market risks as the
investment market or sector that the index represents.           In evaluating the use of an index swap for the Fund, we
Depending on the actual movements of the index and how well      carefully consider how market changes could affect the
the portfolio manager forecasts those movements, a fund could    swap and how that compares to our investing directly in
experience a higher or lower return than anticipated.            the market the swap is intended to represent.  When
                                                                 selecting dealers with whom we would make interest rate
                                                                 or index swap agreements for the Fund, we focus on those
                                                                 dealers with high-quality ratings and do careful credit
                                                                 analysis before engaging in the transaction.
---------------------------------------------------------------- ----------------------------------------------------------
Industry and security risk:  Industry risk is the risk that      We limit the amount of the Fund's assets invested in any
the value of securities in a particular industry will decline    one industry and in any individual security or issuer.
because of changing expectations for the performance of that     We also follow a rigorous selection process when
industry.                                                        choosing securities for the portfolio.

Security risk is the risk that the value of an individual
stock or bond will decline because of changing expectations
for the performance of the individual company issuing the
stock or bond.
---------------------------------------------------------------- ----------------------------------------------------------
Credit risk is the possibility that a bond's issuer (or an       Our careful, credit-oriented bond selection and our
entity that insures the bond) will be unable to make timely      commitment to hold a diversified selection of high yield
payments of interest and principal.                              bonds are designed to manage this risk.

Investing in so-called "junk" or "high yield" bonds entails      It is likely that protracted periods of economic
the risk of principal loss, which may be greater than the risk   uncertainty would cause increased volatility in the
involved in investment-grade bonds. High yield bonds are         market prices of high yield bonds, an increase in the
sometimes issued by companies whose earnings at the time the     number of high yield bond defaults, and corresponding
bond is issued are less than the projected debt payments on      volatility in the Fund's NAV.
the bonds.
                                                                 Our holdings of high-quality, investment-grade bonds are
A protracted economic downturn may severely disrupt the market   less subject to credit risk and may help to balance any
for high yield bonds, adversely affect the value of              credit problems experienced by individual high yield
outstanding bonds, and adversely affect the ability of high      bond issuers.
yield issuers to repay principal and interest.
                                                                 When selecting dealers with whom we would make interest
                                                                 rate or index swap agreements, we focus on those with
                                                                 high-quality ratings and do careful credit analysis
                                                                 before investing.
---------------------------------------------------------------- ----------------------------------------------------------
Prepayment risk:  The risk that homeowners will prepay           We take into consideration the likelihood of prepayment
mortgages during periods of low interest rates, forcing a fund   when we select mortgages.  We may look for mortgage
to reinvest its money at interest rates that might be lower      securities that have characteristics that make them less
than those on the prepaid mortgage.  Prepayment risk may also    likely to be prepaid, such as low outstanding loan
affect other types of debt securities, but generally to a        balances or below-market interest rates.
lesser extent than mortgage securities.
---------------------------------------------------------------- ----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be      We limit exposure to illiquid securities to no more than
readily sold within seven days at approximately the price at     15% of the Fund's net assets.
which a fund has valued them.
---------------------------------------------------------------- ----------------------------------------------------------
Derivatives risk is the possibility that a fund may experience   We will use derivatives for defensive purposes, such as
a significant loss if it employs a derivatives strategy          to protect gains or hedge against potential losses in
(including a strategy involving swaps such as interest rate      the portfolio without actually selling a security, to
swaps, index swaps, and credit default swaps) related to a       neutralize the impact of interest rate changes, to
security or a securities index and that security or index        affect diversification, or to earn additional income.
moves in the opposite direction from what the portfolio
management team had anticipated.  Another risk of derivative transactions is the creditworthiness of the counterparty
because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations.
Derivatives also involve additional expenses, which could
reduce any benefit or increase any loss to a fund from using the strategy.
---------------------------------------------------------------- ----------------------------------------------------------
Currency risk is the risk that the value of an investment may    The Fund, which has exposure to global and international
be negatively affected by changes in foreign currency exchange   investments, may be affected by changes in currency
rates. Adverse changes in exchange rates may reduce or           rates and exchange control regulations and may incur
eliminate any gains produced by investments that are             costs in connection with conversions between currencies.
denominated in foreign currencies and may increase losses.       To hedge this currency risk associated with investments
                                                                 in non-U.S. dollar-denominated securities, we may invest
                                                                 in forward foreign currency contracts. These activities
                                                                 pose special risks which do not typically arise in
                                                                 connection with investments in U.S. securities. In
                                                                 addition, we may engage in foreign currency options and
                                                                 futures transactions.
---------------------------------------------------------------- ----------------------------------------------------------
Foreign risk is the risk that foreign securities may be          We attempt to reduce the risks presented by such
adversely affected by political instability, changes in          investments by conducting world-wide fundamental
currency exchange rates, foreign economic conditions, or         research, including country visits. In addition, we
inadequate regulatory and accounting standards.                  monitor current economic and market conditions and
                                                                 trends, the political and regulatory environment, and
                                                                 the value of currencies in different countries in an
                                                                 effort to identify the most attractive countries and
                                                                 securities. Additionally, when currencies appear
                                                                 significantly overvalued compared to average real
                                                                 exchange rates, we may hedge exposure to those
                                                                 currencies for defensive purposes.
---------------------------------------------------------------- ----------------------------------------------------------
Emerging markets risk is the possibility that the risks          We may invest a portion of the Fund's assets in
associated with international investing will be greater in       securities of issuers located in emerging markets. We
emerging markets than in more developed foreign markets          cannot eliminate these risks but will attempt to reduce
because, among other things, emerging markets may have less      these risks through portfolio diversification, credit
stable political and economic environments. In addition, in      analysis, and attention to trends in the economy,
many emerging markets there is substantially less publicly       industries and financial markets, and other relevant
available information about issuers and the information that     factors.  We will limit investments in emerging markets,
is available tends to be of a lesser quality. Economic markets   in the aggregate, to no more than 10% of the Fund's net
and structures tend to be less mature and diverse and the        assets.
securities markets, which are subject to less government
regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.
---------------------------------------------------------------- ----------------------------------------------------------
Foreign government securities risks involve the ability of a     We attempt to reduce the risks associated with investing
foreign government or government-related issuer to make timely   in foreign governments by limiting the portion of the
principal and interest payments on its external debt             Fund's assets that may be invested in such securities.
obligations.  This ability to make payments will be strongly influenced by the issuer's balance of payments, including
export performance, its access to international credits and
investments, fluctuations in interest rates, and the extent of its foreign reserves.
---------------------------------------------------------------- ----------------------------------------------------------
Legislative and regulatory risk: The United States Congress      We monitor the status of regulatory and legislative
has, from time to time, taken or considered legislative          proposals to evaluate any possible effects they might
actions that could adversely affect the high yield bond          have on the Fund's portfolio.
market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high yield securities.
Regulatory actions have also affected the high yield market.
Similar actions in the future could reduce liquidity for high yield securities, reduce the number of new high yield
securities being issued and could make it more difficult for the Fund to attain its investment objective.
---------------------------------------------------------------- ----------------------------------------------------------
Zero coupon and PIK bonds:  Zero coupon and PIK bonds are        We may invest in zero coupon and PIK bonds to the extent
generally considered to be more interest sensitive than          consistent with the Fund's investment objective.  We
income-bearing bonds, to be more speculative than                cannot eliminate the risks of zero coupon bonds, but we
interest-bearing bonds, and to have certain tax consequences     do try to address them by monitoring economic
which could, under certain circumstances, be adverse to the      conditions, especially interest rate trends and their
Fund. For example, the Fund accrues, and is required to          potential impact on the Fund.
distribute to shareholders, income on its zero coupon bonds.
However, the Fund may not receive the cash associated with
this income until the bonds are sold or mature. If the Fund
does not have sufficient cash to make the required
distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to
generate the cash required.
---------------------------------------------------------------- ----------------------------------------------------------
Loans and other direct indebtedness risk involves the risk       These risks may not be completely eliminated, but we
that a fund will not receive payment of principal, interest,     will attempt to reduce them through portfolio
and other amounts due in connection with these investments and   diversification, credit analysis, and attention to
will depend primarily on the financial condition of the          trends in the economy, industries, and financial
borrower. Loans that are fully secured offer a fund more         markets. Should we determine that any of these
protection than an unsecured loan in the event of non-payment    securities may be illiquid, these would be subject to
of scheduled interest or principal, although there is no         the Fund's restriction on illiquid securities.
assurance that the liquidation of collateral from a secured
loan would satisfy the corporate borrower's obligation, or
that the collateral can be liquidated. Some loans or claims
may be in default at the time of purchase. Certain of the
loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a
fund to increase its investment in a company at a time when
that fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other
high-grade debt obligations in an amount sufficient to meet
such commitments.

As a fund may be required to rely upon another lending
institution to collect and pass onto a fund amounts payable
with respect to the loan and to enforce a fund's rights under the loan and other direct indebtedness, an insolvency,
bankruptcy, or reorganization of the lending institution may delay or prevent a fund from receiving such amounts. The
highly leveraged nature of many such loans and other direct
indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct
indebtedness may involve additional risk to a fund.
---------------------------------------------------------------- ----------------------------------------------------------
Valuation risk:  A less liquid secondary market, as described    We will strive to manage this risk by carefully
above, makes it more difficult for a fund to obtain precise      evaluating individual bonds and by limiting the amount
valuations of the high yield securities in its portfolio.        of the Fund's assets that can be allocated to privately
During periods of reduced liquidity, judgment plays a greater    placed high yield securities.
role in valuing high yield securities.

---------------------------------------------------------------- ----------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company  (Manager),  a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the
Fund's business affairs,  and provides daily  administrative  services.  For its services to the Fund, the Manager was paid an aggregate fee, net of waivers,  of
0.32% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board's  approval  of the Fund's  investment advisory  contract is available in the Fund's  semiannual report to shareholders for the period ended June 30, 2007.

Portfolio managers
Paul  Grillo  and Roger A.  Early have  day-to-day  responsibilities  for making investment decisions for the Fund.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Grillo is a member of the firm's taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  He  joined  Delaware  Investments  in 1992,  and also  serves  as a mortgage-backed  and asset-backed  securities  analyst.  Previously,  Mr. Grillo served as a  mortgage  strategist  and trader at  Dreyfus  Corporation.  He also worked as a mortgage  strategist  and portfolio  manager at Chemical  Investment
Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's degree in business  management  from North Carolina State  University and an MBA with a concentration in finance from Pace University.

Roger A. Early, CPA, CFA, CFP, Senior Vice President, Senior Portfolio Manager
Mr. Early is a member of the firm's  taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  Mr. Early re-joined Delaware  Investments in March 2007. During his previous  tenure  at the  firm,  from  1994 to 2001,  he was a senior  portfolio manager in the same area,  and he left Delaware  Investments as head of its U.S.
investment grade fixed income group. Mr. Early most recently worked at Chartwell
Investment  Partners,  where he served as a senior  portfolio  manager  in fixed income  from 2003 to 2007.  He also  worked at Turner  Investments  from 2002 to
2003,  where he  served  as chief  investment  officer  for  fixed  income,  and
Rittenhouse  Financial from 2001 to 2002. He joined Delaware Investments in 1994 after 10 years at Federated Investors. Mr. Early earned his bachelor's degree in economics from The Wharton School of the University of  Pennsylvania  and an MBA
with concentrations in finance and accounting from the University of Pittsburgh.
He is a member of The CFA Society of Philadelphia.

The Fund's SAI provides  additional  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

Manager of managers structure
The  Fund  and the  Manager  have  received  an  exemptive  order  from the U.S.
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Board,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and  terminate  sub-advisory  agreements  on  behalf  of the Fund  without shareholder  approval  (Manager  of  Managers  Structure).  Under the Manager of
Managers  Structure,  the  Manager  has  ultimate  responsibility,   subject  to
oversight  by the Fund's  Board,  for  overseeing  the Fund's  sub-advisors  and recommending to the Board their hiring,  termination,  or  replacement.  The SEC order does not apply to any sub-advisor  that is affiliated with the Fund or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with  respect to the Fund,  the Manager may, in the future, recommend  to the Fund's  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who?
This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R)FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    Mellon Bank, N.A.
2005 Market Street                                                                             One Mellon Center
Philadelphia, PA 19103-7094                                     The Fund                       Pittsburg, PA 15285

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers
(see page [__] for details)
                                                         Financial advisors
                                                            Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that require its Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with the distributor,  the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through  broker/dealers,  financial  advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 2.75% that you pay when you buy the shares.
o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.
o    You may  qualify  for other  reduced  sales  charges,  and,  under  certain circumstances,  the sales  charge may be waived,  as  described  in "How to reduce your sales charge" below.
o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% (currently limited voluntarily to 0.15%) of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C, and Class R shares.
     See "Dealer compensation" below for further information.
o    Class A shares  generally are not subject to a CDSC,  except in the limited circumstances described in the table below.
o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current  NAV, the percentage rate of sales charge, and rounding.

------------------------------------ ------------------------------------------- ----------------------------------------
                                                                                     Sales charge as % of net amount
           Amount of purchase           Sales charge as % of offering price                      invested
-------------------------------------------------------------------------------------------------------------------------
            Less than $100,000                          2.75%                                     3.23%
-------------------------------------------------------------------------------------------------------------------------
        $100,000 but under $250,000                     2.00%                                     2.44%
-------------------------------------------------------------------------------------------------------------------------
       $250,000 but under $1 million                    1.00%                                     1.34%
-------------------------------------------------------------------------------------------------------------------------
            $1 million or more             None (Limited CDSC may apply)*             None (Limited CDSC may apply)*
-------------------------------------------------------------------------------------------------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class  A  shares.   However,  if  the  Delaware  Distributors,   L.P.  (the
     Distributor)  paid your financial  advisor a commission on your purchase of
     $1  million  or more of  Class A  shares,  you will  have to pay a  limited contingent  deferred  sales  charge  (Limited  CDSC) of 0.75% if you redeem these shares within the first year after your  purchase,  unless a specific waiver of the Limited  CDSC  applies.  The Limited CDSC will be paid to the
     Distributor  and will be assessed on an amount  equal to the lesser of: (1)
     the NAV at the time the Class A shares being  redeemed were  purchased;  or
     (2) the NAV of such Class A shares at the time of redemption.  For purposes of this  formula,  the  "NAV at the  time of  purchase"  will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares  of  another  Delaware  Investments(R)Fund  and,  in the event of an exchange  of  Class  A  shares,  the  "NAV of such  shares  at the  time of redemption"  will be the NAV of the shares  acquired  in the  exchange.  In determining  whether a Limited  CDSC is  payable,  it will be assumed  that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation"
     below for a description of the dealer commission that is paid.

As of May 31, 2007,  no new or  subsequent  investments,  including  investments through  automatic  investment plans and by qualified  retirement plans (such as
401(k) plans,  403(b) plans, or 457 plans), are allowed in Class B shares of the
Fund,  except through a reinvestment  of dividends or capital gains or permitted exchanges.  Existing  shareholders  of Class B shares may continue to hold their
Class B shares, reinvest dividends into Class B shares, and exchange their Class
B shares of one Delaware  Investments(R)Fund for Class B shares of another Fund, as permitted by existing  exchange  privileges.  Existing  Class B  shareholders wishing to make  subsequent  purchases in the Fund's shares will be permitted to invest in other classes of the Fund,  subject to that class'  pricing  structure and eligibility requirements, if any.

For Class B shares  outstanding  as of May 31, 2007 and Class B shares  acquired upon  reinvestment of dividends or capital gains, all Class B share  attributes, including the CDSC schedules,  conversion to Class A schedule,  and distribution and service  (12b-1) fees, will continue in their current form.  However,  as of
May 31, 2007, the reinvestment of redeemed shares with respect to Class B shares
(which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares  credited  back to your account) has been discontinued.  In addition,  because the Fund's or its
Distributor's  ability to assess  certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately  lead to the elimination  and/or  reduction of such sales charges and fees.  The Fund may not be able to provide  shareholders  with advance notice of the  reduction  in these  sales  charges and fees.  You will be  notified  via a
Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a CDSC if you redeem your shares within three years after you buy them.
o    If you redeem Class B shares during the first year after you buy them,  the shares  will be  subject to a CDSC of 2.00%.  The CDSC is 1.00%  during the second and third years, and 0% thereafter.
o    In determining  whether the CDSC applies to a redemption of Class B Shares, it will be assumed  that shares held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions,  and finally by shares held  longest  during the  three-year period. For further  information on how the CDSC is determined,  please see
     "Calculation  of Contingent  Deferred Sales  Charges-- Class B and Class C"
     below.
o    Under certain circumstances, the CDSC may be waived; please see "Waivers of
     Contingent Deferred Sales Charges" below for further information.
o    Five years  after you buy your Class B shares,  they are  subject to annual
     12b-1  fees no greater  than  1.00% of  average  daily net assets (of which
     0.25% are service  fees) paid to the  Distributor,  dealers,  or others for providing services and maintaining shareholder accounts.
o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.
o    Five  years  after you buy them,  Class B shares  automatically  convert to
     Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months  after the fifth  anniversary  of purchase,  during which time Class B's higher 12b-1 fees apply.
o    You may  purchase  only up to  $100,000  of Class B shares at any one time.
     Orders that exceed  $100,000  will be rejected.  The  limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. However,  you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.
o    In determining  whether the CDSC applies to a redemption of Class C shares, it will be assumed  that shares  held for more than 12 months are  redeemed first followed by shares acquired  through the reinvestment of dividends or distributions,  and  finally  by shares  held for 12  months  or less.  For further information on how the CDSC is determined,  please see "Calculation of Contingent Deferred Sales Charges - Class B and Class C" below.
o    Under certain  circumstances the CDSC may be waived; please see "Waivers of
     Contingent Deferred Sales Charges" below for further information.
o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets,  (of which  0.25% are service  fees) paid to the
     Distributor,  dealers,  or others for  providing  services and  maintaining shareholder accounts.
o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.
o    Unlike  Class B shares,  Class C shares  do not  automatically  convert  to another class.
o    You may purchase  only up to  $1,000,000 of Class C shares at any one time.
     Orders that exceed  $1,000,000 will be rejected.  The limitation on maximum purchases varies for retirement plans.

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.
o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.
o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.
o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.
o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred  compensation plans) with assets at the time shares are  considered  for purchase of $10 million or less;  and (ii)  individual retirement  account (IRA)  rollovers from plans  maintained on the Delaware
     Investments(R)retirement   recordkeeping   system  or  BISYS's   retirement
     recordkeeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C CDSCs are
charged as a percentage  of the dollar  amount  subject to the CDSC.  The charge will be  assessed  on an amount  equal to the  lesser of the NAV at the time the shares being  redeemed were  purchased or the NAV of those shares at the time of redemption.  No CDSC will be  imposed  on  increases  in NAV  above the  initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class B shares or Class C shares of the Fund,  even if those shares are later exchanged for shares of another Delaware Investments(R)Fund.  In the event of an exchange of the shares,  the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

------------------------------------- --------------- ----------------- ---------------- ---------------
                                        Class A(1)       Class B(2)       Class C(3)       Class R(4)
------------------------------------- --------------- ----------------- ---------------- ---------------
Commission (%)                              -              2.00%             1.00%             -
------------------------------------- --------------- ----------------- ---------------- ---------------
Investment less than $100,000             2.35%              -                 -               -
------------------------------------- --------------- ----------------- ---------------- ---------------
$100,000 but less than $250,000           1.75%              -                 -               -
------------------------------------- --------------- ----------------- ---------------- ---------------
$250,000 but less than $1,000,000         0.75%              -                 -               -
------------------------------------- --------------- ----------------- ---------------- ---------------
$1,000,000 but less than $5,000,000       0.75%              -                 -               -
------------------------------------- --------------- ----------------- ---------------- ---------------
$5,000,000 but less than $25,000,000      0.50%              -                 -               -
------------------------------------- --------------- ----------------- ---------------- ---------------
$25,000,000 or more                       0.25%              -                 -               -
------------------------------------- --------------- ----------------- ---------------- ---------------
12b-1 Fee to Dealer                       0.30%            0.15%             1.00%           0.60%
------------------------------------- --------------- ----------------- ---------------- ---------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  The maximum 12b-1 fee  applicable to Class A shares is 0.30%
     of average  daily net assets.  However,  the  Distributor  has  voluntarily agreed to limit  this  amount to 0.15% from May 1, 2007 until the waiver is discontinued.  The waiver  may be  discontinued  at any time  because it is voluntary. Your securities dealer is eligible to receive the maximum annual
     12b-1 fee  applicable to Class A shares of up to 0.30% of average daily net assets, although this rate is currently 0.15%.
(2)  On sales of Class B shares,  the Distributor pays your securities dealer an
     up-front   commission   of  2.00%.   After  five  years,   Class  B  shares
     automatically convert to Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.
(3)  On sales of Class C shares,  the Distributor may pay your securities dealer an  up-front  commission  of 1.00%.  The  up-front  commission  includes an advance of the first  year's 12b-1  service fee of up to 0.25%.  During the first 12  months,  the  Distributor  retains  the full  1.00%  12b-1 fee to partially offset the up-front  commission and the prepaid 0.25% service fee advanced  at the  time  of  purchase.  Starting  in the  13th  month,  your securities  dealer  may be  eligible  to receive  the full 1.00%  12b-1 fee applicable to Class C.  Alternatively,  certain  intermediaries  may not be eligible to receive the up-front  commission of 1.00%,  but may receive the full 1.00% 12b-1 fee upon sales of Class C shares.
(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted to limit this amount to 0.50% from May 1, 2007 through April 30,
     2008. Your  securities  dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

Payments to intermediaries

The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons, and customers (distribution assistance).  The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable laws and regulations,  the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the Fund's SAI.

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no sales charge.  We reserve the right to determine  whether any  purchase is  entitled,  by virtue of the  foregoing,  to the reduced  sales charge.

----------------------- --------------------------------------- ----------------------------------------------------------------
       Program          How it works                                                      Share class
                                                                     A                     B                       C
----------------------- --------------------------------------- --------------- ------------------------------------------------
Letter of Intent        Through a Letter of Intent, you              X          Although the Letter of Intent and Rights of
                        agree to invest a certain amount in                     Accumulation do not apply to the purchase of
                        Delaware Investments(R)Funds (except                     Class B and Class C shares, you can combine
                        money market funds with no sales                        your purchase of Class A shares with your
                        charge) over a 13-month period to                       purchase of Class B and Class C shares to
                        qualify for reduced front-end sales                     fulfill your Letter of Intent or qualify for
                        charges.                                                Rights of Accumulation.
----------------------- --------------------------------------- --------------- ------------------------------------------------
Rights of               You can combine your holdings or             X
Accumulation            purchases of all Delaware
                        Investments(R)Funds (except money
                        market funds with no sales charge),
                        as well as the holdings and
                        purchases of your spouse and
                        children under 21 to qualify for
                        reduced front-end sales charges.
----------------------- --------------------------------------- --------------- ------------------------------- ----------------
Reinvestment of         Up to 12 months after you redeem        For Class        For Class B, your account      Not
Redeemed Shares         shares, you can reinvest the            A, you will     will be credited with the       available.
                        proceeds without paying a sales         not have to     CDSC you previously paid on
                        charge.                                 pay an          the amount you are
                                                                additional      reinvesting. Your schedule
                                                                front-end       for CDSCs and conversion to
                                                                sales           Class A will not start over
                                                                charge.         again; it will pick up from
                                                                                the point at which you
                                                                                redeemed your shares.
----------------------- --------------------------------------- --------------- ------------------------------------------------
SIMPLE/IRA,             These investment plans may qualify           X          There is no reduction in sales charges for
SEP/IRA, SAR/SEP,       for reduced sales charges by                            Class B or Class C shares for group purchases
Profit Sharing,         combining the purchases of all                          by retirement plans.
Pension, 401(k),        members of the group. Members of
SIMPLE 401(k),          these groups may also qualify to
403(b)(7), and 457      purchase shares without a front-end
Retirement Plans        sales charge and may qualify for a
                        waiver of any CDSCs on Class A
                        shares.
----------------------- --------------------------------------- --------------- ------------------------------------------------

Buying Class A shares at Net Asset Value

Class  A  shares  of the  Fund  may be  purchased  at NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the exchange  privilege  and the
     12-month reinvestment privilege.
o    Purchases  by: (i) current  and former  officers,  Trustees/Directors,  and employees of any Delaware  Investments(R)Fund,  the Manager,  or any of the
     Manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)
     registered representatives and employees of broker/dealers who have entered into dealer's  agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing  entities,  counsel,  or broker/dealers may also purchase shares at NAV.
o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at NAV.
o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R)Funds.
o    Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.
o    Purchases  for  the  benefit  of  the  clients  of  brokers,  dealers,  and registered  investment  managers if such  brokers,  dealers,  or investment managers  have  entered into an agreement  with the  Distributor  providing specifically  for the purchase of Class A shares in connection with special investment  products,  such as wrap accounts or similar fee-based programs.
     Investors  may be  charged  a fee when  effecting  transactions  in Class A shares  through a broker or agent  that  offers  these  special  investment products.
o    Purchases by  financial  institutions  investing  for the accounts of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class, if applicable.
o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV agreement  with respect to such retirement platforms.
o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.
o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.
o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.
o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

The Fund's applicable CDSCs may be waived under the following circumstances:

--------------------------------------------------------- ------------ ---------------- -----------------
                                                                         Share Class
--------------------------------------------------------- ------------ ---------------- -----------------
                        Category                              A*              B                 C
--------------------------------------------------------- ------------ ---------------- -----------------
Redemptions in accordance with a Systematic Withdrawal        X               X                 X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- ------------ ---------------- -----------------
Redemptions that result from the Fund's right to              X               X                 X
liquidate a shareholder's account if the aggregate NAV
of the shares held in the account is less than the
then-effective minimum account size.
--------------------------------------------------------- ------------ ---------------- -----------------
Distributions to participants or beneficiaries from a         X         Not available.   Not available.
retirement plan qualified under Section 401(a) of the
Internal Revenue Code of 1986, as amended (Code).
--------------------------------------------------------- ------------ ---------------- -----------------
Redemptions pursuant to the direction of a participant        X         Not available.   Not available.
or beneficiary of a retirement plan qualified under
Section 401(a) of the Code with respect to that
retirement plan.
--------------------------------------------------------- ------------ ---------------- -----------------
Periodic distributions from an individual retirement          X               X                 X
account (i.e., IRA, Roth IRA, Coverdell Education
Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a
qualified plan** (403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing Plan, Money Purchase
Plan, or 401(k) Defined Contribution Plan) not subject
to a penalty under Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan as described in Treas. Reg.
ss.1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the
Code.
--------------------------------------------------------- ------------ ---------------- -----------------
Returns of excess contributions due to any regulatory         X               X                 X
limit from an individual retirement account (i.e., IRA,
ROTH IRA, Coverdell Education Savings Account, SIMPLE
IRA, SAR/SEP, or SEP/IRA) or a qualified plan
(403(b)(7) plan, 457 Deferred Compensation Plan, Profit
Sharing Plan, Money Purchase Plan, or 401(k) Defined
Contribution Plan).
--------------------------------------------------------- ------------ ---------------- -----------------
Distributions by other employee benefit plans to pay          X         Not available.   Not available.
benefits.
--------------------------------------------------------- ------------ ---------------- -----------------
Systematic withdrawals from a retirement account or           X               X                 X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Treas. Reg.
ss.1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the
Code.  The systematic withdrawal may be pursuant to
Delaware Investments(R)Funds' Systematic Withdrawal Plan
or a systematic withdrawal permitted by the Code.
--------------------------------------------------------- ------------ ---------------- -----------------
Distributions from an account of a redemption resulting       X               X                 X
from the death or disability (as defined in Section
72(t)(2)(A) of the Code) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ------------ ---------------- -----------------
Redemptions by certain legacy retirement assets that          X         Not available.          X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ------------ ---------------- -----------------
Redemptions by the classes of shareholders who are            X         Not available.   Not available.
permitted to purchase shares at NAV, regardless of the
size of the purchase.  See "Buying Class A shares at
Net Asset Value" above.
--------------------------------------------------------- ------------ ---------------- -----------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent, and financial  intermediaries may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge on the Delaware  Investments(R)Funds'  Web site at
www.delawareinvestments.com.  Additional  information  on sales  charges  can be found in the Fund's SAI, which is available upon request.

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of $25 or more,  if you are  buying  shares  in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education Savings Account  (formerly,  an "Education IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs, or Coverdell  Education
Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Fund is calculated by  subtracting  the  liabilities  of each Class from its total assets and dividing the resulting  number by the number of shares outstanding for that Class.  We generally price  securities and other assets for which market quotations are readily available at their market value. Because the
Fund invests in foreign  securities  that may trade on days when the Fund is not open for  business,  the value of such  securities  may  change on days when the shareholder  will not be able to purchase or redeem Fund shares.  We price fixed income  securities on the basis of valuations  provided to us by an  independent pricing  service that uses methods  approved by the Board. We price fixed income securities  that have a maturity of less than 60 days at amortized  cost,  which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities traded primarily in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In addition  to being an  appropriate  investment  for your IRA,  Roth IRA,  and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your household,  we send your household one copy of the Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses  associated with the Fund. We will continue to send one copy of each of these  documents to your household  until you notify us that you wish to receive individual materials. If you wish to receive individual materials,  please call our  Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will  begin  sending  you  individual  copies  of  these documents 30 days after receiving your request.

About your account (continued)

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request.  For  redemptions of more than  $100,000,  you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business Day. We will deduct any  applicable  CDSCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any  increase in the value of your  shares.  You also will not pay the charge on any  shares  acquired  by  reinvesting  dividends  or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a CDSC at the time of the  exchange.  If you later redeem those  shares, the  purchase  price for purposes of the CDSC formula will be the price you paid for the  original  shares,  not the exchange  price.  The  redemption  price for purposes  of  this  formula  will  be the NAV of the  shares  you  are  actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform Transfers to Minors Act accounts,  or accounts with automatic  investing plans,  and $500 for  Coverdell  Education  Savings  Accounts) for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account does not reach the minimum  balance,  the Fund may redeem your account after 60 days'
written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit,  you can  make  additional  investments  through  payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Funds'  Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth Builder  Option,  you can arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment  Plan are not  subject to a  front-end  sales  charge or to a CDSC.
Under some  circumstances,  you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another  Delaware  Investments(R)Fund  without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund  that does not have a sales  charge  or from  Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When  exchanging  Class B and Class C shares  of one fund for the same  class of shares in other  funds,  your new shares will be subject to the same CDSC as the shares  you  originally  purchased.  The  holding  period for the CDSC will also remain the same,  with the amount of time you held your  original  shares  being credited  toward the  holding  period of your new  shares.  You do not pay sales charges on shares that you acquired through the  reinvestment of dividends.  You may  have to pay  taxes on your  exchange.  When you  exchange  shares,  you are purchasing  shares in  another  fund so you  should be sure to get a copy of the fund's  prospectus  and  read it  carefully  before  buying  shares  through  an exchange.  We may refuse the purchase  side of any  exchange  request if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its  investment  objective and policies or would  otherwise  potentially be adversely affected.

MoneyLineSM On Demand Service
Through our  MoneyLineSM On Demand  Service,  you or your financial  advisor may transfer money between your Fund account and your  predesignated bank account by
telephone  request.   This  service  is  not  available  for  retirement  plans.
MoneyLineSM  On  Demand  Service  has a  minimum  transfer  of $25 and a maximum transfer of $100,000,  except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The  applicable  Limited  CDSC for Class A shares and the CDSC for Class B and C shares  redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the Plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  Systematic  Withdrawal
Plan is  established,  all  redemptions  under the Plan will be  subject  to the applicable CDSC,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Fund's Board has adopted  policies and  procedures designed to detect,  deter, and prevent trading activity detrimental to the Fund and its shareholders,  such as market timing.  The Fund will consider anyone who follows a pattern of market  timing in any  Delaware  Investments(R)Fund  or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"--  that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally 4:00 p.m.  Eastern Time).  Developments  that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in
Fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common  ownership,  control,  or  influence  to be trading  by a single  entity.
Trading  activity  identified  by these  factors,  or as a result  of any  other available  information,  will be evaluated to  determine  whether such  activity might  constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example,  to deal with issues specific to certain  retirement  plans;  plan exchange  limits;
U.S.  Department  of Labor  regulations;  certain  automated or  pre-established exchange,  asset-allocation,  or dollar  cost  averaging  programs;  or  omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or redeemed  Fund shares and similar restrictions.  The Fund's  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular investor who effects purchase,  redemption,  and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes
Dividends and  Distributions.  The Fund has qualified as a regulated  investment company under the Code. As a regulated  investment  company,  the Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Fund expects to declare dividends daily and distribute all of its net investment income,  if any,  to  shareholders  as  dividends  monthly.  The Fund  will also distribute net realized  capital  gains,  if any, twice each year. The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified  information.  Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your  shares.  Because the income of the Fund  primarily  is derived  from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund may be qualified dividend income  eligible for taxation by individuals at long-term  capital gain rates if certain holding period requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

Receipt of excess inclusion income by the Fund. Income received by the Fund from certain  equity  interests  in mortgage  pooling  vehicles is treated as "excess inclusion  income."  The Fund may derive such income  from  investment  in REMIC residual interests or, indirectly, through an investment in REITs that hold such interests or  otherwise  qualify as taxable  mortgage  pools.  In general,  this income is required to be reported to Fund shareholders that are not disqualified organizations  (as defined  below) in proportion to dividends paid with the same consequences  as if the  shareholders  directly  received  the excess  inclusion income.  Excess  inclusion  income:  (i) may not be  offset  with net  operating losses; (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified  organization;  and (iii) is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions,  to the extent such income is allocable to a shareholder who is not a U.S. person. The Fund must pay the tax on its excess inclusion income that is  allocable  to  "disqualified  organizations,"  which are  generally  certain cooperatives,  governmental entities, and tax-exempt  organizations that are not subject  to tax  on  UBTI.  To the  extent  that  the  Fund  shares  owned  by a disqualified  organization  are held in record name by a broker/dealer  or other nominee,  the Fund must inform the  broker/dealer or other nominee of the excess inclusion income  allocable to them and the  broker/dealer or other nominee must pay the tax on the portion of the Fund's excess  inclusion  income  allocable to them on behalf of the disqualified organizations.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by [_______________], whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

-------------------------------------------------- -----------------------------------------------------------------------
Delaware Limited-Term Diversified Income Fund                       Class A
-------------------------------------------------- -----------------------------------------------------------------------
                                                                Year ended 12/31
-------------------------------------------------- -----------------------------------------------------------------------
                                                   Period
                                                    ended
                                                   6/30/07          2006        2005         2004        2003        2002
------------------------------------------------- ----------- ----------- ----------- ------------ ----------- -----------
Net asset value, beginning of period                              $8.270      $8.480       $8.620      $8.770      $8.600
Income (loss) from investment operations:
Net investment income                                              0.284       0.278        0.244       0.222       0.349
Net realized and unrealized gain (loss) on
investments and foreign currencies                                 0.019     (0.132)      (0.048)     (0.039)       0.255
                                                  ----------- ----------- ----------- ------------ ----------- -----------
Total from investment operations                                   0.303       0.146        0.196       0.183       0.604
                                                  ----------- ----------- ----------- ------------ ----------- -----------
Less dividends and distributions from:
Net investment income                                            (0.363)     (0.356)      (0.336)     (0.315)     (0.434)
Return of capital                                                  -----       -----        -----     (0.018)       -----
                                                  ----------- ----------- ----------- ------------ ----------- -----------
Total dividends and distributions                                (0.363)     (0.356)      (0.336)     (0.333)     (0.434)
                                                  ----------- ----------- ----------- ------------ ----------- -----------
Net asset value, end of period                                    $8.210      $8.270       $8.480      $8.620      $8.770
                                                  =========== =========== =========== ============ =========== ===========
Total return                                                        3.76%(2)    1.76%(2)     2.31%(2)   2.12%(2)     7.08%(2)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $173,362    $189,845     $204,053   $249,845     $250,729
Ratio of expenses to average net assets                             0.81%       0.82%        0.75%      0.75%        0.75%
Ratio of expenses to average net assets prior
to expense limitation and expenses paid
indirectly                                                          1.14%       1.12%        1.13%      1.14%        1.05%
Ratio of net investment income to average net
assets                                                              3.46%       3.32%        2.85%      2.57%        3.99%
Ratio of net investment income to average net
assets prior to expense limitation and
expenses paid indirectly                                            3.13%       3.02%        2.47%      2.18%        3.69%
Portfolio turnover                                                   276%        259%         313%       483%         313%
------------------------------------------------- ----------- ----------- ----------- ------------ ----------- -----------

-------------------------------------------------------- --------------------------------------------------------------------
Delaware Limited-Term Diversified Income Fund                                          Class B
-------------------------------------------------------- --------------------------------------------------------------------
                                                                                 Year Ended 12/31
-------------------------------------------------------- ---------- ----------- ----------- ----------- ---------- ----------
                                                          Period
                                                           ended
                                                          6/30/07         2006        2005        2004       2003       2002
-------------------------------------------------------- ---------- ----------- ----------- ----------- ---------- ----------
Net asset value, beginning of period                                    $8.270      $8.480      $8.620     $8.770     $8.600
Income (loss) from investment operations:
Net investment income                                                    0.215       0.207       0.170      0.152      0.274
Net realized and unrealized gain (loss) on investments
and foreign currencies                                                   0.019      (0.132)     (0.047)    (0.044)     0.255
                                                         ---------- ----------- ----------- ----------- ---------- ----------
Total from investment operations                                         0.234       0.075       0.123      0.108      0.529
                                                         ---------- ----------- ----------- ----------- ---------- ----------
Less dividends and distributions from:
Net investment income                                                  (0.294)     (0.285)     (0.263)    (0.244)    (0.359)
Return of capital                                                        -----       -----       -----     (0.014)      ----
                                                         ---------- ----------- ----------- ----------- ---------- ----------
Total dividends and distributions                                       (0.294)     (0.285)     (0.263)    (0.258)    (0.359)
                                                         ---------- ----------- ----------- ----------- ---------- ----------
Net asset value, end of period                                          $8.210      $8.270      $8.480     $8.620     $8.770
                                                         ========== =========== =========== =========== ========== ==========
Total return                                                              2.89%(2)    0.90%(2)    1.44%(2)   1.25%(2)   6.17%(2)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                                $11,674     $19,857     $27,559    $37,774    $50,326
Ratio of expenses to average net assets                                   1.66%       1.67%       1.60%      1.60%      1.60%
Ratio of expenses to average net assets prior to
     expense limitations and expenses paid indirectly                     1.84%       1.82%       1.83%      1.86%      1.90%
Ratio of net investment income to average net assets                      2.61%       2.47%       2.00%      1.72%      3.14%
Ratio of net investment income to average net assets
     prior to expense limitations and expenses paid
     indirectly                                                           2.43%       2.32%       1.77%      1.46%      2.84%
Portfolio turnover                                                         276%        259%        313%       483%       313%
-------------------------------------------------------- ---------- ----------- ----------- ----------- ---------- ----------

--------------------------------------------------------  -------------------------------------------------------------------
Delaware Limited-Term Diversified Income Fund                                          Class C
--------------------------------------------------------  -------------------------------------------------------------------
                                                                                  Year Ended 12/31
--------------------------------------------------------  --------- ----------- ---------- ----------- --------- ------------
                                                           Period
                                                           ended
                                                           6/30/07        2006       2005        2004      2003         2002
--------------------------------------------------------  --------- ----------- ---------- ----------- --------- ------------
Net asset value, beginning of period                                    $8.270     $8.480      $8.620    $8.770       $8.600
Income (loss) from investment operations:
Net investment income                                                    0.215      0.207       0.170     0.152        0.274
Net realized and unrealized gain (loss) on investments
and foreign currencies                                                   0.019     (0.132)     (0.047)   (0.044)       0.255
                                                          --------- ----------- ---------- ----------- --------- ------------
Total from investment operations                                         0.234      0.075       0.123     0.108        0.529
                                                          --------- ----------- ---------- ----------- --------- ------------
Less dividends and distributions from:
Net investment income                                                  (0.294)    (0.285)     (0.263)    (0.244)      (0.359)
Return of capital                                                        -----      -----       -----    (0.014)         ----
                                                          --------- ----------- ---------- ----------- --------- ------------
Total dividends and distributions                                       (0.294)    (0.285)     (0.263)   (0.258)      (0.359)
                                                          --------- ----------- ---------- ----------- --------- ------------
Net asset value, end of period                                          $8.210     $8.270      $8.480    $8.620       $8.770
                                                          ========= =========== ========== =========== ========= =============
Total return                                                              2.89%(2)   0.90%(2)    1.44%(2)  1.25%(2)     6.16%(2)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                                $21,716    $32,235     $49,709   $72,045      $71,189
Ratio of expenses to average net assets                                   1.66%      1.67%       1.60%     1.60%        1.60%
Ratio of expenses to average net assets prior to
     expense limitations and expenses paid indirectly                     1.84%      1.82%       1.83%     1.86%        1.90%
Ratio of net investment income to average net assets                      2.61%      2.47%       2.00%     1.72%        3.14%
Ratio of net investment income to average net assets
     prior to expense limitations and expenses paid
     indirectly                                                           2.43%      2.32%       1.77%     1.46%        2.84%
Portfolio turnover                                                         276%       259%        313%      483%         313%
--------------------------------------------------------  --------- ----------- ---------- ----------- --------- ------------

--------------------------------------------------- ------------------------------------------------------------
Delaware Limited-Term Diversified Income Fund                                 Class R
--------------------------------------------------- ------------------------------------------------ -----------
                                                                                   Year ended 12/31
--------------------------------------------------- ------------ ----------- ----------- ----------- -----------
                                                                                                       Period
                                                      Period                                           6/2/03(1)
                                                      ended                                            through
                                                      6/30/07          2006        2005        2004    12/31/03
--------------------------------------------------- ------------ ----------- ----------- ----------- -----------
Net asset value, beginning of period                                 $8.270      $8.490      $8.630      $8.800
Income (loss) from investment operations:
Net investment income                                                 0.255       0.244       0.205       0.074
Net realized and unrealized gain (loss) on
investments                                                           0.029      (0.142)     (0.048)     (0.063)
                                                    ------------ ----------- ----------- ----------- -----------
Total from investment operations                                      0.284       0.102       0.157       0.011
                                                    ------------ ----------- ----------- ----------- -----------
Less dividends and distributions from:
Net investment income                                                (0.334)     (0.322)     (0.297)     (0.165)
Return of capital                                                     -----       -----       -----      (0.016)
                                                    ------------ ----------- ----------- ----------- -----------
Total dividends and distributions                                    (0.334)     (0.322)     (0.297)     (0.181)
                                                    ------------ ----------- ----------- ----------- -----------
Net asset value, end of period                                       $8.220      $8.270      $8.490      $8.630
                                                    ============ =========== =========== =========== ===========
Total return                                                           3.53%(3)    1.34%(3)    1.73%(3)    0.14%(3)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                              $1,876      $1,860      $1,905      $1,499
Ratio of expenses to average net assets                                1.16%       1.23%       1.20%       1.20%
Ratio of expenses to average net assets prior
to expense limitations and expenses paid
indirectly                                                             1.44%       1.42%       1.43%       1.38%
Ratio of net investment income to average net
 assets                                                                3.11%       2.91%       2.40%       1.86%
Ratio of net investment income to average net
 assets prior to expense limitations and
expense paid indirectly                                                2.83%       2.72%       2.17%       1.68%
Portfolio turnover                                                      276%        259%        313%        483%(4)
--------------------------------------------------- ------------ ----------- ----------- ----------- -----------

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.
(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment of fees by the  manager and the  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.
(4)  The portfolio  turnover is  representative  of the entire Fund for the year ended December 31, 2003.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net  investment  income (loss) to average net assets We determine  this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a fixed  income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company,  municipality,  or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
"Fixed income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment grade. Bonds rated Ba/BB or lower are commonly known as "junk bonds."
See also "Nationally recognized statistical rating organization."

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed  (sold back to a fund)
within a set number of years; an alternative  method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See "Bond."

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders  of  dividends  passed along from a fund's portfolio of securities.

Duration
A measurement of a fixed income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment,  and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant,  planner, or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FINRA
The  Financial  Industry  Regulatory  Authority is the largest  non-governmental regulator for all securities firms doing business in the United States.

Fixed income securities
With fixed income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate,  or municipal  bonds,  and money market  securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries, as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment objective
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed  as an  annual  percentage  of a fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P), and Fitch, Inc. (Fitch).

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount of money you invest  (also  called  "capital").  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency risk, and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
Charge on the  purchase or  redemption  of fund shares  sold  through  financial advisors.  May vary  with the  amount  invested.  Typically  used to  compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank,  brokerage firm, or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies, and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined  earnings from  dividends,  capital  gains,  and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered  "low-volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high-volatility" investments.

Additional information
Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or  semiannual  report,  or if you have any questions  about  investing in the Fund, you can write to us at P.O. Box 219656,
Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO
64105 by overnight  courier service,  or call toll-free 800 523-1918.  Please do not send any correspondence to 2005 Market Street, Philadelphia,  PA 19103-7094.
The  Fund's  SAI and annual and  semiannual  reports  to  shareholders  are also
available,     free    of    charge,     through    the    Fund's    Web    site
(www.delawareinvestments.com).  You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

Contact information
Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield, and performance figures.
o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

----------------------------------------------- -------------- -------------
DELAWARE FUND SYMBOLS
----------------------------------------------- -------------- -------------
Delaware Limited-Term Diversified Income Fund        CUSIP        NASDAQ
----------------------------------------------- -------------- -------------
Class A                                            245912308      DTRIX
----------------------------------------------- -------------- -------------
Class B                                            245912605      DTIBX
----------------------------------------------- -------------- -------------
Class C                                            245912704      DTICX
----------------------------------------------- -------------- -------------
Class R                                            245912803      DLTRX
----------------------------------------------- -------------- -------------

Investment Company Act file number: 811-03363

PR-022 [12/06] CGI
                                                                    MF-07-03-157
                                                                        PO 11749

                  Delaware Limited-Term Diversified Income Fund

                               Institutional Class

                                   Prospectus
                               November [__], 2007

                                  Fixed Income

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   adequacy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

 Fund profile                                                     page
 Delaware Limited-Term Diversified Income Fund

How we manage the Fund                                            page
 Our investment strategies
 The securities we typically invest in
 The risks of investing in the Fund
 Disclosure of portfolio holdings information

Who manages the Fund                                              page
 Investment manager
 Portfolio managers
 Manager of managers structure
 Who's who?

About your account                                                page
 Investing in the Fund
 Payments to intermediaries
 How to buy shares
 Fair valuation
 Document delivery
 How to redeem shares
 Account minimum
 Exchanges
 Frequent trading of Fund shares
 Dividends, distributions, and taxes
 Certain management considerations

Financial highlights                                              page
Glossary                                                          page
Additional information                                            page

Profile:  Delaware Limited-Term Diversified Income Fund

What is the Fund's investment objective?
Delaware  Limited-Term  Diversified  Income  Fund seeks  maximum  total  return, consistent  with reasonable  risk.  Although the Fund will strive to achieve its objective, there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in fixed  income  securities  and will  invest  at least  80% of its  assets  in
investment-grade   fixed  income  securities.   Investment-grade   fixed  income
securities  are  securities  rated at least BBB by  Standard  & Poor's  (S&P) or
Fitch, Inc. (Fitch),  Baa3 by Moody's Investors Service (Moody's),  or similarly rated by another nationally recognized statistical ratings organization (NRSRO).
The Fund will maintain an average effective duration from one to three years.

The  Fund  may  invest  up to  20% of  its  assets  in  below  investment  grade securities.  In general, the below investment grade securities that the Fund may purchase in this sector will generally be rated BB or lower by S&P or Fitch,  Ba or lower by Moody's or similarly rated by another NRSRO.

The Fund may also  invest  up to 20% of its net  assets in  foreign  securities, including  up to 10% of its net  assets in  securities  of  issuers  located  in emerging  markets.  The Fund's total non-U.S.  dollar currency  exposure will be limited, in the aggregate, to no more than 10% of net assets.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  The value of your  investment  in the Fund will increase and decrease  according to changes in the value of the  securities in the Fund's portfolio.  The Fund will be affected primarily by changes in bond prices and interest rates. The market value of fixed income securities generally falls when interest rates rise.

Investments  in high yield,  high-risk  or "junk" bonds  entail  certain  risks, including  the risk of loss of  principal,  which may be greater  than the risks presented by investment-grade  bonds and which should be considered by investors contemplating an investment in the Fund. Among these risks are those that result from the absence of a liquid secondary market and the dominance in the market of institutional investors.

The Fund  will  also be  affected  by  prepayment  risk due to its  holdings  of
mortgage-backed   securities.  With  prepayment  risk,  when  homeowners  prepay mortgages  during  periods  of low  interest  rates,  the Fund may be  forced to re-deploy its assets in lower yielding securities.

The Fund's investments in securities issued by non-U.S.  companies are generally denominated  in foreign  currencies  and  involve  certain  risks not  typically associated with investing in bonds issued by U.S. companies, including political
instability,   foreign  economic  conditions,   and  inadequate  regulatory  and
accounting  standards.  To the extent  that the Fund  invests  in foreign  fixed income  securities,  the value of these securities may be adversely  affected by changes  in U.S.  or foreign  interest  rates,  as well as  changes in  currency exchange  rates.  In addition,  investments  in emerging  markets are subject to greater risks than investments in more developed  countries,  including risks of political or economic instability,  expropriation,  adverse changes in tax laws, and currency controls.  Moreover, there is substantially less publicly available information  about  issuers in emerging  markets than there is about  issuers in developed markets, and the information that is available tends to be of a lesser quality.  Also,  emerging  markets are typically less mature,  less liquid,  and subject to greater  price  volatility  than are  developed  markets.  The Fund's investments in foreign securities may also be subject to currency risk. Currency risk is the risk that the value of an investment  may be negatively  affected by changes in foreign  currency  exchange rates.  Adverse changes in exchange rates may reduce or eliminate any gains produced by investments  that are  denominated in foreign  currencies and may increase  losses.  If, and to the extent that, we invest in forward foreign currency  contracts or use other  investments to hedge against currency risks, the Fund will be subject to the special risks associated with those activities.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [__]

Who should invest in the Fund
o    Investors with intermediate or long-term financial goals
o    Investors who would like an investment offering allocation across key types of fixed income securities
o    Investors seeking a fixed income investment focusing on total return

Who should not invest in the Fund

o    Investors with very short-term financial goals
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, especially over the short term
o    Investors who want an investment with a fixed share price,  such as a money market fund

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware Limited-Term Diversified Income Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past 10 calendar years, as well as the average annual returns of the  Institutional  Class shares for the one-,  five-, and 10-year periods.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps in effect  during  certain of these  periods.  The  returns  would be lower without the expense caps.  Please see the footnotes on page [___] for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

Year-by-year total return (Institutional Class)

------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
       1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      5.39%      7.62%      1.22%      8.75%      8.34%      7.27%      2.27%      2.46%      1.91%      3.92%
------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

As of September 30, 2007, the Fund's Class A shares had a calendar  year-to-date return  of  [___]%.  During  the  periods  illustrated  in this bar  chart,  the
Institutional  Class' highest quarterly return was [4.53%] for the quarter ended
[December 31, 1998] and its lowest quarterly return was [-1.29%] for the quarter ended [June 30, 2004.]

On August 15, 2007, the Fund's Board of Trustees (Board) approved changes to the
Fund's  investment  objective  and  strategies.   These  changes,  which  became
effective on  [____________],  2007, allow the Fund to invest in a broader range of fixed income  securities,  including U.S.  government  securities and foreign government  securities  and corporate and high yield  securities of domestic and foreign issuers. Accordingly, the Fund no longer invests at least 80% of its net assets in U.S.  government  securities.  The historical  returns shown above and below do not reflect these changes.

Average annual returns for periods ending 12/31/06

-------------------------------------------------------------------- ------------- ----------- ------------
Return before taxes                                                        1 year     5 years     10 years
-------------------------------------------------------------------- ------------- ----------- ------------
                                                                            3.92%       3.55%        4.88%
-------------------------------------------------------------------- ------------- ----------- ------------
Return after taxes on distributions                                         2.27%       1.93%        2.75%
-------------------------------------------------------------------- ------------- ----------- ------------
Return after taxes on distributions and sale of Fund shares                 2.52%       2.07%        2.84%
-------------------------------------------------------------------- ------------- ----------- ------------
Lehman Brothers 1-3 Year Government/Credit Index*                         [x.xx]%     [x.xx]%      [x.xx]%
-------------------------------------------------------------------- ------------- ----------- ------------
Merrill Lynch 1-3 Year U.S. Treasury Index                                  3.96%       2.82%        4.69%
         (reflects no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------- ------------- ----------- ------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
1-3 Year  Government/Credit  Index and the Merrill Lynch 1-3 Year U.S.  Treasury
Index.  The  Lehman  Brothers  1-3  Year  Government/Credit  Index  is a  market value-weighted  index of government  fixed-rate debt issues and investment-grade
U.S. and foreign fixed-rate debt issues with dollar-weighted  average maturities between one and three years.  The Merrill Lynch 1-3 Year U.S.  Treasury Index is an index of U.S. Treasury notes and bonds with maturities  greater than or equal to one year and less than three years. It does not include inflation-linked U.S.
government  bonds.  You should  remember that,  unlike the Fund, the Indices are unmanaged  and do not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling, and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred  investment  vehicles,  such as  employer-sponsored  401(k)
plans and  individual  retirement  accounts.  The  after-tax  returns  shown are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    The Lehman  Brothers  1-3 Year  Government/Credit  Index is  replacing  the
     Merrill Lynch 1-3 Year Treasury Index as the Fund's benchmark.  As a result of the  changes in the  Fund's  investment  objective  and  strategies,  as described above, the investment  manager (Manager) believes that the Lehman
     1-3 Year Government/Credit Index is a more accurate benchmark of the Fund's investments. The Merrill Lynch 1-3 Year Treasury Index may be excluded from this comparison in the future.

What are the Fund's fees and expenses?

------------------------------------------- ------------------------------------------------------------ ------------------------
 You do not pay sales charges directly      CLASS                                                                  INSTITUTIONAL
from your investments when you buy or
sell shares of the Institutional Class.
------------------------------------------- ------------------------------------------------------------ ------------------------
                                            Maximum  sales  charge  (load)  imposed on  purchases  as a                     none
                                            percentage of offering price
------------------------------------------- ------------------------------------------------------------ ------------------------
                                            Maximum  contingent  deferred  sales  charge  (load)  as  a                     none
                                            percentage of original  purchase price or redemption price, whichever is lower
------------------------------------------- ------------------------------------------------------------ ------------------------
                                            Maximum sales charge (load) imposed on reinvested dividends                     none
------------------------------------------- ------------------------------------------------------------ ------------------------
                                            Redemption fees                                                                 none
------------------------------------------- ------------------------------------------------------------ ------------------------
                                            Exchange fees(1)                                                                none
------------------------------------------- ------------------------------------------------------------ ------------------------

------------------------------------------- ---------------------------------------------------------------- --------------------
Annual fund operating expenses are          CLASS                                                                  INSTITUTIONAL
deducted from the Fund's assets.
------------------------------------------- ---------------------------------------------------------------- --------------------
                                            Management fees(2)                                                             0.50%
------------------------------------------- ---------------------------------------------------------------- --------------------
                                            Distribution and service (12b-1) fees                                           none
------------------------------------------- ---------------------------------------------------------------- --------------------
                                            Other expenses(3)                                                              0.33%
------------------------------------------- ---------------------------------------------------------------- --------------------
                                            Total annual fund operating expenses                                           0.83%
------------------------------------------- ---------------------------------------------------------------- --------------------
                                            Fee waivers and payments                                                     (0.14%)
------------------------------------------- ---------------------------------------------------------------- --------------------
                                            Net expenses                                                                   0.69%
------------------------------------------- ---------------------------------------------------------------- --------------------

--------------------------------------------- ------------------------------------------------------------- ---------------------
This example is intended to help you          CLASS                                                                INSTITUTIONAL
compare the cost of investing in the Fund     ------------------------------------------------------------- ---------------------
to the cost of investing in other mutual      1 year                                                                         $70
funds with similar investment objectives.     ------------------------------------------------------------- ---------------------
We show the cumulative amount of Fund         3 years                                                                       $251
expenses on a hypothetical investment of      ------------------------------------------------------------- ---------------------
$10,000 with an annual 5% return over the     5 years                                                                       $447
time shown.  The Fund's actual rate of        ------------------------------------------------------------- ---------------------
return may be greater or less than the        10 years                                                                    $1,012
hypothetical 5% return we use here. This      ------------------------------------------------------------- ---------------------
example reflects the net operating expenses
with expense waivers for the one-year
contractual period and the total operating
expenses without expense waivers for years
two through 10.  This is an example only,
and does not represent future expenses,
which may be greater or less than those
shown here.
--------------------------------------------- ------------------------------------------------------------- ---------------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse  expenses from May 1, 2007 through April 30,
     2008 in order to prevent total annual fund  operating  expenses  (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs,
     including,   but  not  limited  to,  those  relating  to   reorganizations,
     litigation,   certain   Trustee   retirement   plan  expenses,   conducting
     shareholder   meetings,   and  liquidations   (collectively,   "non-routine
     expenses"))  from  exceeding  0.69% of the Fund's average daily net assets.
     For purposes of these waivers and reimbursements,  non-routine expenses may also include such additional  costs and expenses as may be agreed upon from time to time by the Fund's Board and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. (3) "Other expenses" have been restated to reflect a reduction in non-routine expenses incurred during the period.

How we manage the Fund

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. Securities in which the Fund may invest include, but are not limited to, the following:

     o    Securities issued or guaranteed by the U.S.  government,  such as U.S.
          Treasuries;
     o    Securities issued by U.S.  government  agencies or  instrumentalities, such as securities of the  Government  National  Mortgage  Association
          (GNMA);
     o    Investment-grade and below investment-grade corporate bonds;
     o    Non-agency   mortgage-backed   securities,   asset-backed  securities,
          commercial   mortgage-backed   securities,   collateralized   mortgage
          obligations, and real estate mortgage investment conduits;
     o    Securities of foreign issuers in both developed and emerging  markets, denominated in foreign currencies and U.S. dollars;
     o    Loan participations; and
     o    Short-term investments.

Under normal  circumstances,  the Fund will invest at least 80% of its assets in
investment-grade   fixed  income  securities.   The  Fund  may  invest  in  debt
obligations  issued  or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities,  and by U.S. corporations.  The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of U.S. companies.  The U.S. government  securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal  and interest by the U.S.  government,  and by various  agencies or instrumentalities  which  have been  established  or are  sponsored  by the U.S.
government.

The Fund may also invest in mortgage-back securities issued or guaranteed by the
U.S. government,  its agencies or instrumentalities,  or by government sponsored corporations.  Other mortgage-backed securities in which the Fund may invest are issued by certain private,  non-government entities. The Fund may also invest in securities  that are backed by assets  such as  receivables  on home  equity and credit card  loans,  automobile,  mobile  home,  recreational  vehicle and other loans, wholesale dealer floor plans, and leases.

The Fund maintains an average effective duration from one to three years.

The Fund may also  invest up to 20% of its net assets in  below-investment-grade securities.  The  Fund  may  invest  in  domestic  corporate  debt  obligations, including notes, which may be convertible or non-convertible,  commercial paper, units  consisting  of  bonds  with  stock or  warrants  to buy  stock  attached, debentures and  convertible  debentures.  The Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds.

The Fund may also  invest  up to 20% of its net  assets in  foreign  securities, including  up to 10% of its net  assets in  securities  of  issuers  located  in emerging markets. The Manager will limit non-U.S.  dollar-denominated securities to no more than 20% of net assets  The Fund's  total  non-U.S.  dollar  currency exposure will be limited,  in the aggregate,  to no more than 10% of net assets.
These fixed income securities may include foreign  government  securities,  debt obligations  of  foreign  companies,  and  securities  issued  by  supranational entities.  A  supranational  entity  is an  entity  established  or  financially supported  by the  national  governments  of one or more  countries  to  promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known  as the  World  Bank),  the  European  Economic  Community,  the  European
Investment Bank, the Inter-Development Bank, and the Asian Development Bank.

The Fund may invest in sponsored and unsponsored  American Depositary  Receipts,
European Depositary Receipts,  or Global Depositary Receipts.  The Fund may also invest  in zero  coupon  bonds  and may  purchase  shares  of  other  investment companies.

The Fund will invest in both rated and unrated foreign securities.

The Fund may invest in  securities  issued in any  currency and may hold foreign currencies.  Securities of issuers  within a given country may be denominated in the currency of another country or in multinational  currency units, such as the
Euro.  The Fund may,  from time to time,  purchase  or sell  foreign  currencies and/or  engage in forward  foreign  currency  transactions  in order to expedite settlement of Fund transactions and to minimize currency value fluctuations.

The Fund's investment  objective is  non-fundamental.  This means that the Board may change the Fund's objective without obtaining  shareholder  approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in
Fixed income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

--------------------------------------------------------------- -----------------------------------------------------------
                      Securities                                                     How we use them
--------------------------------------------------------------- -----------------------------------------------------------
Direct U.S. Treasury obligations include Treasury bills,        We may invest without limit in U.S. Treasury securities,
notes, and bonds of varying maturities.  U.S. Treasury          although they are typically not our largest holding
securities are backed by the "full faith and credit" of the     because they generally do not offer as high a level of
United States.                                                  current income as other fixed income securities.
--------------------------------------------------------------- -----------------------------------------------------------
Mortgage-backed securities: Fixed income securities that        There is no limit on government-related mortgage-backed
represent pools of mortgages, with investors receiving          securities.
principal and interest payments as the underlying mortgage
loans are paid back. Many are issued and guaranteed against     We may invest in mortgage-backed securities issued or
default by the U.S. government or its agencies or               guaranteed by the U.S. government, its agencies or
instrumentalities, such as the Federal Home Loan Mortgage       instrumentalities or by government-sponsored corporations.
Corporation, Fannie Mae, and GNMA. Others are issued by
private financial institutions, with some fully                 We may also invest in mortgage-backed securities that are
collateralized by certificates issued or guaranteed by the      secured by the underlying collateral of the private
government or its agencies or instrumentalities.                issuer. Such securities are not government securities and
                                                                are not directly guaranteed by the U.S. government in any
                                                                way. These include collateralized mortgage obligations
                                                                (CMOs), real estate mortgage investment conduits
                                                                (REMICs), and commercial mortgage-backed securities
                                                                (CMBSs).
--------------------------------------------------------------- -----------------------------------------------------------
Asset-backed securities: Bonds or notes backed by accounts      We may invest in asset-backed securities rated in one of
receivable including home equity, automobile, or credit loans.  the four highest rating categories by an NRSRO.
--------------------------------------------------------------- -----------------------------------------------------------
Corporate bonds:  Debt obligations issued by a corporation.     We may invest in corporate bonds.
--------------------------------------------------------------- -----------------------------------------------------------
High yield corporate bonds:  Debt obligations issued by a       Emphasis is typically on those rated BB or Ba by an
corporation and rated lower than investment grade by an NSRO    NRSRO.
such as S&P or Moody's.  High yield bonds (also known as
"junk bonds") are issued by corporations that have lower        We carefully evaluate an individual company's financial
credit quality and may have difficulty repaying principal and   situation, its management, the prospects for its
interest.                                                       industry, and the technical factors related to its bond
                                                                offering. We seek to identify those companies that we
                                                                believe will be able to repay their debt obligations in
                                                                spite of poor ratings. We may invest in unrated bonds if
                                                                we believe their credit quality is comparable to the
                                                                rated bonds we are permitted to invest in. Unrated bonds
                                                                may be more speculative in nature than rated bonds.  We
                                                                may not invest more than 20% of the Fund's net assets in
                                                                high yield securities.
--------------------------------------------------------------- -----------------------------------------------------------
Collateralized mortgage obligations (CMOs) and real estate      We may invest in CMOs and REMICs. Certain CMOs and REMICs
mortgage investment conduits (REMICs):  CMOs are privately      may have variable or floating interest rates and others
issued mortgage-backed bonds whose underlying value is the      may be stripped. Stripped mortgage securities are
mortgages that are collected into different pools according     generally considered illiquid and to such extent,
to their maturity. They are issued by U.S. government           together with any other illiquid investments, will not
agencies and private issuers. REMICs are privately issued       exceed the Fund's limit on illiquid securities. In
mortgage-backed bonds whose underlying value is a fixed pool    addition, subject to certain quality and collateral
of mortgages secured by an interest in real property. Like      limitations, we may invest up to 20% of the Fund's total
CMOs, REMICs offer different pools according to the             assets in CMOs and REMICs issued by private entities that
underlying mortgages' maturity.                                 are not collateralized by securities issued or guaranteed
                                                                by the U.S. government, its agencies, or
                                                                instrumentalities, so called "non-agency mortgage-backed
                                                                securities."
--------------------------------------------------------------- -----------------------------------------------------------
Short-term debt investments:  These instruments include: (1)    We may invest in these instruments either as a means to
time deposits, certificates of deposit, and bankers             achieve the Fund's investment objective or, more
acceptances issued by a U.S. commercial bank; (2) commercial    commonly, as temporary defensive investments or pending
paper of the highest quality rating; (3) short-term debt        investment in the Fund's principal investment
obligations with the highest quality rating; (4) U.S.           securities.  When investing all or a significant portion
government securities; and (5) repurchase agreements            of the Fund's assets in these instruments, the Fund may
collateralized by those instruments.                            not be able to achieve its investment objective.
--------------------------------------------------------------- -----------------------------------------------------------
Time deposits: Time deposits are non-negotiable deposits        We will not purchase time deposits maturing in more than
maintained in a banking institution for a specified period of   seven days and time deposits maturing from two business
time at a stated interest rate.                                 days through seven calendar days will not exceed 15% of
                                                                the total assets of the Fund.
--------------------------------------------------------------- -----------------------------------------------------------
Zero coupon bond and pay-in-kind (PIK) bonds: Zero coupon       We may purchase fixed income securities, including zero
bonds are debt obligations which do not entitle the holder to   coupon bonds and PIK bonds, consistent with the Fund's
any periodic payments of interest prior to maturity or a        investment objective.
specified date when the securities begin paying current
interest, and therefore are issued and traded at a discount
from their face amounts or par value. PIK bonds pay interest through the issuance to holders of additional securities.
--------------------------------------------------------------- -----------------------------------------------------------
Foreign securities:  Debt issued by a non-U.S. company or a     We may invest up to 20% of the Fund's net assets in
government other than the United States or by an agency,        securities of foreign companies or governments.
instrumentality, or political subdivision of such government.
--------------------------------------------------------------- -----------------------------------------------------------
Foreign currency transactions:  A forward foreign currency      Although we value the Fund's assets daily in terms of
exchange contract involves an obligation to purchase or sell    U.S. dollars, we do not intend to convert its holdings of
a specific currency on a fixed future date at a price that is   foreign currencies into U.S. dollars on a daily basis. We
set at the time of the contract. The future date may be any     may, however, from time to time, purchase or sell foreign
number of days from the date of the contract as agreed by the   currencies and/or engage in forward foreign currency
parties involved.                                               transactions in order to expedite settlement of Fund
                                                                transactions and to minimize currency value fluctuations.
--------------------------------------------------------------- -----------------------------------------------------------
American Depositary Receipts (ADRs), European Depositary        We may invest in sponsored and unsponsored ADRs.  ADRs in
Receipts (EDRs) and Global Depositary Receipts (GDRs):  ADRs    which the Fund may invest will be those that are actively
are receipts issued by a depositary (usually a U.S. bank) and   traded in the United States.
EDRs and GDRs are receipts issued by a depositary outside of
the U.S. (usually a non-U.S. bank or trust company or a         In conjunction with the Fund's investments in foreign
foreign branch of a U.S. bank).  Depositary receipts            securities, we may also invest in sponsored and
represent an ownership interest in an underlying security       unsponsored EDRs and GDRs.
that is held by the depositary.  Generally, the underlying
security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer.  Sponsored depositary receipts are issued jointly by the issuer of the underlying
security and the depositary, and unsponsored depositary
receipts are issued by the depositary without the
participation of the issuer of the underlying security.
Generally, the holder of the depositary receipt is entitled
to all payments of interest, dividends, or capital gains that are made on the underlying security.
--------------------------------------------------------------- -----------------------------------------------------------
Loan participations:  An interest in a loan or other direct     We may invest without restriction in loan participations
indebtedness, such as an assignment, that entitles the          that meet our credit standards. We perform our own
acquiror of such interest payments of interest, and/or other    independent credit analysis on each borrower and on the
amounts due under the structure of the loan or other direct     collateral securing each loan. We consider the nature of
indebtedness. In addition to being structured as secured or     the industry in which the borrower operates, the nature
unsecured loans, such investments could be structured as        of the borrower's assets, and the general quality and
novations or assignments or represent trade or other claims     creditworthiness of the borrower.  We may invest in loan
owed by a company to a supplier.                                participations in order to enhance total return, to
                                                                affect diversification, or to earn additional income.  We
                                                                will not use loan participations for reasons inconsistent
                                                                with the Fund's investment objective.
--------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer of          Typically, we use repurchase agreements as a short-term
securities, such as a fund, and a seller of securities, in      investment for the Fund's cash position. In order to
which the seller agrees to buy the securities back within a     enter into these repurchase agreements, the Fund must
specified time at the same price the buyer paid for them,       have collateral of at least 102% of the repurchase price.
plus an amount equal to an agreed upon interest rate.           We will only enter into repurchase agreements in which
Repurchase agreements are often viewed as equivalent to cash.   the collateral is comprised of U.S. government securities.
--------------------------------------------------------------- -----------------------------------------------------------
Options and futures: Options represent a right to buy or sell   At times when we anticipate adverse conditions, we may
a security or a group of securities at an agreed upon price     want to protect gains on securities without actually
at a future date. The purchaser of an option may or may not     selling them. We might use options or futures to
choose to go through with the transaction.  The seller of an    neutralize the effect of any price declines, without
option, however, must go through with the transaction if its    selling a bond or bonds, or as a hedge against changes in
purchaser exercises the option.                                 interest rates.  We may also sell an option contract
                                                                (often referred to as "writing" an option) to earn
Futures contracts are agreements for the purchase or sale of    additional income for the Fund.
a security or a group of securities at a specified price, on
a specified date.  Unlike purchasing an option, a futures       Use of these strategies can increase the operating costs
contract must be executed unless it is sold before the          of the Fund and can lead to loss of principal.
settlement date.
                                                                The Fund has claimed an exclusion from the definition of
Certain options and futures may be considered to be             the term "commodity pool operator" under the Commodity
derivative securities.                                          Exchange Act (CEA) and, therefore, is not subject to
                                                                registration or regulation as a commodity pool operator
                                                                under the CEA.
--------------------------------------------------------------- -----------------------------------------------------------
Restricted securities: Privately placed securities whose        We may invest in privately placed securities, including
resale is restricted under U.S. securities laws.                those that are eligible for resale only among certain
                                                                institutional buyers without registration, which are
                                                                commonly known as "Rule 144A Securities." Restricted
                                                                securities that are determined to be illiquid may not
                                                                exceed the Fund's 15% limit on illiquid securities.
--------------------------------------------------------------- -----------------------------------------------------------
Illiquid securities: Securities that do not have a ready        We may invest up to 15% of the Fund's net assets in
market and cannot be easily sold within seven days at           illiquid securities.
approximately the price at which a fund has valued them.
Illiquid securities include repurchase agreements maturing in more than seven days.
--------------------------------------------------------------- -----------------------------------------------------------
Interest rate swap, index swap, and credit default swap         We may use interest rate swaps to adjust the Fund's
agreements: In an interest rate swap, a fund receives           sensitivity to interest rates or to hedge against changes
payments from another party based on a variable or floating     in interest rates.  Index swaps may be used to gain
interest rate, in return for making payments based on a fixed   exposure to markets that the Fund invests in, such as the
interest rate. An interest rate swap can also work in reverse   corporate bond market.  We may also use index swaps as a
with a fund receiving payments based on a fixed interest rate   substitute for futures or options contracts if such
and making payments based on a variable or floating interest    contracts are not directly available to the Fund on
rate.                                                           favorable terms.  We may enter into credit default swaps
                                                                in order to hedge against a credit event, to enhance
In an index swap, a fund receives gains or incurs losses        total return, or to gain exposure to certain securities
based on the total return of a specified index, in exchange     or markets.
for making interest payments to another party.  An index swap
can also work in reverse with a fund receiving interest         Use of these strategies can increase the operating costs
payments from another party in exchange for movements in the    of the Fund and lead to loss of principal.
total return of a specified index.

In a credit default swap, a fund may transfer the financial
risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of
securities to another party by paying that party a periodic
premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from
another party.

Interest rate swaps, index swaps, and credit default swaps
may be considered to be illiquid.
--------------------------------------------------------------- -----------------------------------------------------------

We may also invest in other  securities,  including  certificates of deposit and obligations  of both U.S. and foreign  banks,  corporate  debt,  and  commercial paper.  Please see the Statement of Additional  Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We will be required to pay interest to the lending banks on the amounts  borrowed.  As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Lending securities
We may  lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  or institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of  collateral  each day to  reflect  the  changes  in the  value of the  loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
We may buy or sell securities on a when-issued or  delayed-delivery  basis; that is, paying for securities before delivery or taking delivery at a later date. We will  designate  cash or  securities  in amounts  sufficient to cover the Fund's obligations, and will value the designated assets daily.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------- ----------------------------------------------------------
                             Risks                                             How we strive to manage them
---------------------------------------------------------------- ----------------------------------------------------------
Interest rate risk is the risk that securities will decrease     We will not invest in swaps with maturities of more than
in value if interest rates rise.  The risk is greater for        10 years.  Each business day (as defined below), we will
bonds with longer maturities than for those with shorter         calculate the amount the Fund must pay for swaps it
maturities.                                                      holds and will segregate enough cash or other liquid
                                                                 securities to cover that amount.
Swaps may be particularly sensitive to interest rate changes.
Depending on the actual movements of interest rates and how
well the portfolio manager anticipates them, a fund could
experience a higher or lower return than anticipated.
---------------------------------------------------------------- ----------------------------------------------------------
Market risk is the risk that all or a majority of the            We maintain a long-term investment approach and focus on
securities in a certain market-- like the stock or bond market   securities that we believe can continue to provide
--will decline in value because of economic conditions, future   returns over an extended time frame regardless of
expectations, or investor confidence.                            interim market fluctuations.  Generally, we do not try
                                                                 to predict overall market movements.
Index swaps are subject to the same market risks as the
investment market or sector that the index represents.           In evaluating the use of an index swap for the Fund, we
Depending on the actual movements of the index and how well      carefully consider how market changes could affect the
the portfolio manager forecasts those movements, a fund could    swap and how that compares to our investing directly in
experience a higher or lower return than anticipated.            the market the swap is intended to represent.  When
                                                                 selecting dealers with whom we would make interest rate
                                                                 or index swap agreements for the Fund, we focus on those
                                                                 dealers with high-quality ratings and do careful credit
                                                                 analysis before engaging in the transaction.
---------------------------------------------------------------- ----------------------------------------------------------
Industry and security risk:  Industry risk is the risk that      We limit the amount of the Fund's assets invested in any
the value of securities in a particular industry will decline    one industry and in any individual security or issuer.
because of changing expectations for the performance of that     We also follow a rigorous selection process when
industry.                                                        choosing securities for the portfolio.

Security risk is the risk that the value of an individual
stock or bond will decline because of changing expectations
for the performance of the individual company issuing the
stock or bond.
---------------------------------------------------------------- ----------------------------------------------------------
Credit risk is the possibility that a bond's issuer (or an       Our careful, credit-oriented bond selection and our
entity that insures the bond) will be unable to make timely      commitment to hold a diversified selection of high yield
payments of interest and principal.                              bonds are designed to manage this risk.

Investing in so-called "junk" or "high yield" bonds entails      It is likely that protracted periods of economic
the risk of principal loss, which may be greater than the risk   uncertainty would cause increased volatility in the
involved in investment-grade bonds. High yield bonds are         market prices of high yield bonds, an increase in the
sometimes issued by companies whose earnings at the time the     number of high yield bond defaults, and corresponding
bond is issued are less than the projected debt payments on      volatility in the Fund's NAV.
the bonds.
                                                                 Our holdings of high-quality, investment-grade bonds are
A protracted economic downturn may severely disrupt the market   less subject to credit risk and may help to balance any
for high yield bonds, adversely affect the value of              credit problems experienced by individual high yield
outstanding bonds, and adversely affect the ability of high      bond issuers.
yield issuers to repay principal and interest.
                                                                 When selecting dealers with whom we would make interest
                                                                 rate or index swap agreements, we focus on those with
                                                                 high-quality ratings and do careful credit analysis
                                                                 before investing.
---------------------------------------------------------------- ----------------------------------------------------------
Prepayment risk:  The risk that homeowners will prepay           We take into consideration the likelihood of prepayment
mortgages during periods of low interest rates, forcing a fund   when we select mortgages.  We may look for mortgage
to reinvest its money at interest rates that might be lower      securities that have characteristics that make them less
than those on the prepaid mortgage.  Prepayment risk may also    likely to be prepaid, such as low outstanding loan
affect other types of debt securities, but generally to a        balances or below-market interest rates.
lesser extent than mortgage securities.
---------------------------------------------------------------- ----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be      We limit exposure to illiquid securities to no more than
readily sold within seven days at approximately the price at     15% of the Fund's net assets.
which a fund has valued them.
---------------------------------------------------------------- ----------------------------------------------------------
Derivatives risk is the possibility that a fund may experience   We will use derivatives for defensive purposes, such as
a significant loss if it employs a derivatives strategy          to protect gains or hedge against potential losses in
(including a strategy involving swaps such as interest rate      the portfolio without actually selling a security, to
swaps, index swaps, and credit default swaps) related to a       neutralize the impact of interest rate changes, to
security or a securities index and that security or index        affect diversification, or to earn additional income.
moves in the opposite direction from what the portfolio
management team had anticipated.  Another risk of derivative transactions is the creditworthiness of the counterparty
because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations.
Derivatives also involve additional expenses, which could
reduce any benefit or increase any loss to a fund from using the strategy.
---------------------------------------------------------------- ----------------------------------------------------------
Currency risk is the risk that the value of an investment may    The Fund, which has exposure to global and international
be negatively affected by changes in foreign currency exchange   investments, may be affected by changes in currency
rates. Adverse changes in exchange rates may reduce or           rates and exchange control regulations and may incur
eliminate any gains produced by investments that are             costs in connection with conversions between currencies.
denominated in foreign currencies and may increase losses.       To hedge this currency risk associated with investments
                                                                 in non-U.S. dollar-denominated securities, we may invest
                                                                 in forward foreign currency contracts. These activities
                                                                 pose special risks which do not typically arise in
                                                                 connection with investments in U.S. securities. In
                                                                 addition, we may engage in foreign currency options and
                                                                 futures transactions.
---------------------------------------------------------------- ----------------------------------------------------------
Foreign risk is the risk that foreign securities may be          We attempt to reduce the risks presented by such
adversely affected by political instability, changes in          investments by conducting world-wide fundamental
currency exchange rates, foreign economic conditions, or         research, including country visits. In addition, we
inadequate regulatory and accounting standards.                  monitor current economic and market conditions and
                                                                 trends, the political and regulatory environment, and
                                                                 the value of currencies in different countries in an
                                                                 effort to identify the most attractive countries and
                                                                 securities. Additionally, when currencies appear
                                                                 significantly overvalued compared to average real
                                                                 exchange rates, we may hedge exposure to those
                                                                 currencies for defensive purposes.
---------------------------------------------------------------- ----------------------------------------------------------
Emerging markets risk is the possibility that the risks          We may invest a portion of the Fund's assets in
associated with international investing will be greater in       securities of issuers located in emerging markets. We
emerging markets than in more developed foreign markets          cannot eliminate these risks but will attempt to reduce
because, among other things, emerging markets may have less      these risks through portfolio diversification, credit
stable political and economic environments. In addition, in      analysis, and attention to trends in the economy,
many emerging markets there is substantially less publicly       industries and financial markets, and other relevant
available information about issuers and the information that     factors.  We will limit investments in emerging markets,
is available tends to be of a lesser quality. Economic markets   in the aggregate, to no more than 10% of the Fund's net
and structures tend to be less mature and diverse and the        assets.
securities markets, which are subject to less government
regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.
---------------------------------------------------------------- ----------------------------------------------------------
Foreign government securities risks involve the ability of a     We attempt to reduce the risks associated with investing
foreign government or government-related issuer to make timely   in foreign governments by limiting the portion of the
principal and interest payments on its external debt             Fund's assets that may be invested in such securities.
obligations.  This ability to make payments will be strongly influenced by the issuer's balance of payments, including
export performance, its access to international credits and
investments, fluctuations in interest rates, and the extent of its foreign reserves.
---------------------------------------------------------------- ----------------------------------------------------------
Legislative and regulatory risk: The United States Congress      We monitor the status of regulatory and legislative
has, from time to time, taken or considered legislative          proposals to evaluate any possible effects they might
actions that could adversely affect the high yield bond          have on the Fund's portfolio.
market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high yield securities.
Regulatory actions have also affected the high yield market.
Similar actions in the future could reduce liquidity for high yield securities, reduce the number of new high yield
securities being issued and could make it more difficult for the Fund to attain its investment objective.
---------------------------------------------------------------- ----------------------------------------------------------
Zero coupon and PIK bonds:  Zero coupon and PIK bonds are        We may invest in zero coupon and PIK bonds to the extent
generally considered to be more interest sensitive than          consistent with the Fund's investment objective.  We
income-bearing bonds, to be more speculative than                cannot eliminate the risks of zero coupon bonds, but we
interest-bearing bonds, and to have certain tax consequences     do try to address them by monitoring economic
which could, under certain circumstances be adverse to the       conditions, especially interest rate trends and their
Fund. For example, the Fund accrues, and is required to          potential impact on the Fund.
distribute to shareholders, income on its zero coupon bonds.
However, the Fund may not receive the cash associated with
this income until the bonds are sold or mature. If the Fund
does not have sufficient cash to make the required
distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to
generate the cash required.
---------------------------------------------------------------- ----------------------------------------------------------
Loans and other direct indebtedness risk involves the risk       These risks may not be completely eliminated, but we
that a fund will not receive payment of principal, interest,     will attempt to reduce them through portfolio
and other amounts due in connection with these investments and   diversification, credit analysis, and attention to
will depend primarily on the financial condition of the          trends in the economy, industries, and financial
borrower. Loans that are fully secured offer a fund more         markets. Should we determine that any of these
protection than an unsecured loan in the event of non-payment    securities may be illiquid, these would be subject to
of scheduled interest or principal, although there is no         the Fund's restriction on illiquid securities.
assurance that the liquidation of collateral from a secured
loan would satisfy the corporate borrower's obligation, or
that the collateral can be liquidated. Some loans or claims
may be in default at the time of purchase. Certain of the
loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a
fund to increase its investment in a company at a time when
that fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other
high-grade debt obligations in an amount sufficient to meet
such commitments.

As a fund may be required to rely upon another lending
institution to collect and pass onto a fund amounts payable
with respect to the loan and to enforce a fund's rights under the loan and other direct indebtedness, an insolvency,
bankruptcy, or reorganization of the lending institution may delay or prevent a fund from receiving such amounts. The
highly leveraged nature of many such loans and other direct
indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct
indebtedness may involve additional risk to a fund.
---------------------------------------------------------------- ----------------------------------------------------------
Valuation risk:  A less liquid secondary market, as described    We will strive to manage this risk by carefully
above, makes it more difficult for a fund to obtain precise      evaluating individual bonds and by limiting the amount
valuations of the high yield securities in its portfolio.        of the Fund's assets that can be allocated to privately
During periods of reduced liquidity, judgment plays a greater    placed high yield securities.
role in valuing high yield securities.
---------------------------------------------------------------- ----------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company  (Manager),  a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the
Fund's business affairs,  and provides daily  administrative  services.  For its services to the Fund, the Manager was paid an aggregate fee, net of waivers,  of
0.32% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board's  approval  of the Fund's  investment advisory  contract is available in the Fund's  semiannual report to shareholders for the period ended June 30, 2007.

Portfolio managers
Paul  Grillo  and Roger A.  Early have  day-to-day  responsibilities  for making investment decisions for the Fund.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Grillo is a member of the firm's taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  He  joined  Delaware  Investments  in 1992,  and also  serves  as a mortgage-backed  and asset-backed  securities  analyst.  Previously,  Mr. Grillo served as a  mortgage  strategist  and trader at  Dreyfus  Corporation.  He also worked as a mortgage  strategist  and portfolio  manager at Chemical  Investment
Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's degree in business  management  from North Carolina State  University and an MBA with a concentration in finance from Pace University.

Roger A. Early, CPA, CFA, CFP, Senior Vice President, Senior Portfolio Manager
Mr. Early is a member of the firm's  taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  Mr. Early re-joined Delaware  Investments in March 2007. During his previous  tenure  at the  firm,  from  1994 to 2001,  he was a senior  portfolio manager in the same area,  and he left Delaware  Investments as head of its U.S.
investment grade fixed income group. Mr. Early most recently worked at Chartwell
Investment  Partners,  where he served as a senior  portfolio  manager  in fixed income  from 2003 to 2007.  He also  worked at Turner  Investments  from 2002 to
2003,  where he  served  as chief  investment  officer  for  fixed  income,  and
Rittenhouse  Financial from 2001 to 2002. He joined Delaware Investments in 1994 after 10 years at Federated Investors. Mr. Early earned his bachelor's degree in economics from The Wharton School of the University of  Pennsylvania  and an MBA
with concentrations in finance and accounting from the University of Pittsburgh.
He is a member of The CFA Society of Philadelphia.

The Fund's SAI provides  additional  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

Manager of managers structure
The  Fund  and the  Manager  have  received  an  exemptive  order  from the U.S.
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Board,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and  terminate  sub-advisory  agreements  on  behalf  of the Fund  without shareholder  approval  (Manager  of  Managers  Structure).  Under the Manager of
Managers  Structure,  the  Manager  has  ultimate  responsibility,   subject  to
oversight  by the Fund's  Board,  for  overseeing  the Fund's  sub-advisors  and recommending to the Board their hiring,  termination,  or  replacement.  The SEC order does not apply to any sub-advisor  that is affiliated with the Fund or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with  respect to the Fund,  the Manager may, in the future, recommend  to the Fund's  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who?
This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R)FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    Mellon Bank, N.A.
2005 Market Street                                                                             One Mellon Center
Philadelphia, PA 19103-7094                                     The Fund                       Pittsburg, PA 15285

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page [___] for details)
                                                            Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that require its Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with the distributor,  the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through  broker/dealers,  financial  advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

     o    retirement  plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail  securities  business and rollover IRAs from such plans;
     o    tax-exempt  employee  benefit  plans  of  the  Fund's  Manager  or its affiliates  and of  securities  dealer firms with a selling  agreement with Delaware Distributors, L.P. (Distributor);
     o    institutional  advisory  accounts  (including mutual funds) managed by the  Manager or its  affiliates  and  clients of  Delaware  Investment
          Advisers,  an  affiliate  of the  Manager,  as  well  as the  clients'
          affiliates  and  their  corporate  sponsors,   subsidiaries,   related
          employee   benefit  plans,   and  rollover  IRAs  of,  or  from,  such
          institutional advisory accounts;
     o    a bank, trust company, or similar financial  institution investing for its own account or for the account of its trust customers for whom the
          financial   institution   is  exercising   investment   discretion  in
          purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule
          12b-1 Plan fee;
     o    registered  investment  managers  investing  on behalf of clients that consist solely of institutions and high net worth  individuals  having at least $1,000,000 entrusted to the investment manager for investment purposes.  Use of the  Institutional  Class  shares is  restricted  to investment managers who are not affiliated or associated with a broker or dealer and who derive  compensation for their services  exclusively from their advisory clients;
     o    certain plans qualified under Section 529 of the Internal Revenue Code
          (Code) for which the Fund's Manager,  Distributor, or service agent or one or more of their affiliates provide recordkeeping, administrative, investment management,  marketing,  distribution, or similar services;
          or
     o    programs  sponsored by financial  intermediaries  where such  programs require the purchase of Institutional Class shares.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons, and customers (distribution assistance).  The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable laws and regulations,  the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value (NAV) or the price of the Fund's shares.

For more information, please see the Fund's SAI.

How to buy shares

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C, or Class R shares. To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Fund is calculated by  subtracting  the  liabilities  of each Class from its total assets and dividing the resulting  number by the number of shares outstanding for that Class.  We generally price  securities and other assets for which market quotations are readily available at their market value. Because the
Fund invests in foreign  securities  that may trade on days when the Fund is not open for  business,  the value of such  securities  may  change on days when the shareholder  will not be able to purchase or redeem Fund shares.  We price fixed income  securities on the basis of valuations  provided to us by an  independent pricing  service that uses methods  approved by the Board. We price fixed income securities  that have a maturity of less than 60 days at amortized  cost,  which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities traded primarily in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual reports to that address unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will continue to send one copy of each of these  documents to that address  until you notify us that you wish to receive individual materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

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By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request.  For  redemptions of more than $100,000,  you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992.  Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware  Investments(R)Fund.  If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class A, Class
B, Class C, or Class R shares of  another  Delaware  Investments(R)Fund.  We may refuse the purchase side of any exchange request, if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Fund's Board has adopted  policies and  procedures designed to detect,  deter, and prevent trading activity detrimental to the Fund and its shareholders,  such as market timing.  The Fund will consider anyone who follows a pattern of market  timing in any  Delaware  Investments(R)Fund  or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"--  that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally 4:00 p.m.  Eastern Time).  Developments  that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in
Fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common  ownership,  control,  or  influence  to be trading  by a single  entity.
Trading  activity  identified  by these  factors,  or as a result  of any  other available  information,  will be evaluated to  determine  whether such  activity might  constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange  limits,
U.S.  Department  of Labor  regulations,  certain  automated or  pre-established exchange,  asset-allocation,  or dollar  cost  averaging  programs,  or  omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or redeemed  Fund shares and similar restrictions.  The Fund's  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular investor who effects purchase,  redemption,  and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes
Dividends and  Distributions.  The Fund has qualified as a regulated  investment company under the Code. As a regulated  investment  company,  the Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Fund expects to declare dividends daily and distribute all of its net investment income,  if any,  to  shareholders  as  dividends  monthly.  The Fund  will also distribute net realized  capital  gains,  if any, twice each year. The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified  information.  Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your  shares.  Because the income of the Fund  primarily  is derived  from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund may be qualified dividend income  eligible for taxation by individuals at long-term  capital gain rates if certain holding period requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

Receipt of excess inclusion income by the Fund. Income received by the Fund from certain  equity  interests  in mortgage  pooling  vehicles is treated as "excess inclusion  income."  The Fund may derive such income  from  investment  in REMIC residual interests or, indirectly, through an investment in REITs that hold such interests or  otherwise  qualify as taxable  mortgage  pools.  In general,  this income is required to be reported to Fund shareholders that are not disqualified organizations  (as defined  below) in proportion to dividends paid with the same consequences  as if the  shareholders  directly  received  the excess  inclusion income.  Excess  inclusion  income:  (i) may not be  offset  with net  operating losses; (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified  organization;  and (iii) is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions,  to the extent such income is allocable to a shareholder who is not a U.S. person. The Fund must pay the tax on its excess inclusion income that is  allocable  to  "disqualified  organizations,"  which are  generally  certain cooperatives,  governmental entities, and tax-exempt  organizations that are not subject  to tax  on  UBTI.  To the  extent  that  the  Fund  shares  owned  by a disqualified  organization  are held in record name by a broker/dealer  or other nominee,  the Fund must inform the  broker/dealer or other nominee of the excess inclusion income  allocable to them and the  broker/dealer or other nominee must pay the tax on the portion of the Fund's excess  inclusion  income  allocable to them on behalf of the disqualified organizations.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share.  This  information has been audited by  [____________], whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 362-7500.

--------------------------------------------------------------- -----------------------------------------------------------------
Delaware Limited-Term Diversified Income Fund                                                                Institutional Class
                                                                                                                Year ended 12/31
--------------------------------------------------------------- ---------- ---------- ---------- ---------- ---------- ----------
                                                                  Period       2006      2005       2004       2003       2002
                                                                  ended
                                                                  6/30/07
--------------------------------------------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period                                          $8.270     $8.480     $8.620     $8.770     $8.600
Income (loss) from investment operations:
Net investment income                                                          0.297      0.291      0.256      0.234      0.364
Net realized and unrealized gain (loss) on investments and
 foreign currencies                                                            0.019    (0.132)    (0.047)    (0.038)      0.255
                                                                ---------- ---------- ---------- ---------- ---------- ----------
Total from investment operations                                               0.316      0.159      0.209      0.196      0.619
                                                                ---------- ---------- ---------- ---------- ---------- ----------
Less dividends and distributions from:
Net investment income                                                        (0.376)    (0.369)    (0.349)    (0.328)    (0.449)
Return of capital                                                               ----       ----       ----    (0.018)       ----
                                                                ---------- ---------- ---------- ---------- ---------- ----------
Total dividends and distributions                                            (0.376)    (0.369)    (0.349)    (0.346)    (0.449)
                                                                ---------- ---------- ---------- ---------- ---------- ----------
Net asset value, end of period                                                $8.210     $8.270     $8.480     $8.620     $8.770
                                                                ========== ========== ========== ========== ========== ==========
Total return(1)                                                                3.92%      1.91%      2.46%      2.27%      7.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                                      $21,873    $26,070    $21,732    $16,667    $13,289
Ratio of expenses to average net assets                                        0.66%      0.67%      0.60%      0.60%      0.60%
Ratio of expenses to average net assets prior to expense                       0.84%      0.82%      0.83%      0.86%      0.90%
 limitation and expenses paid indirectly
Ratio of net investment income to average net assets                           3.61%      3.47%      3.00%      2.72%      4.14%
Ratio of net investment income to average net assets prior to                  3.43       3.32%      2.77%      2.46%      3.84%
 expense limitation and expenses paid indirectly
Portfolio turnover                                                              276%       259%       313%       483%       313%

     (1)  Total investment return is based on the change in net asset value of a share  during the period and assumes  reinvestment  of  dividends  and distributions at net asset value.  Total investment  return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a fixed  income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company,  municipality,  or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
"Fixed income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment grade. Bonds rated Ba/BB or lower are commonly known as "junk bonds."
See also "Nationally recognized statistical rating organization."

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See "Bond."

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders  of  dividends  passed along from a fund's portfolio of securities.

Duration
A measurement of a fixed income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment,  and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant,  planner, or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FINRA
The  Financial  Industry  Regulatory  Authority is the largest  non-governmental regulator for all securities firms doing business in the United States.

Fixed income securities
With fixed income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate,  or municipal  bonds,  and money market  securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries, as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment objective
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed  as an annual  percentage  of a fund' s  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P), and Fitch, Inc. (Fitch).

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount of money you invest  (also  called  "capital").  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency risk, and interest rate risk.  Different  investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank,  brokerage firm, or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies, and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined  earnings from  dividends,  capital  gains,  and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered  "low-volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high-volatility" investments.

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual and semiannual reports to shareholders.  In the Fund's annual shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or  semiannual  report,  or if you have any questions  about  investing in the Fund, you can write to us at P.O. Box 219656,
Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO
64105 by overnight  courier service,  or call toll-free 800 362-7500.  Please do not send any correspondence to 2005 Market Street, Philadelphia,  PA 19103-7094.
The  Fund's  SAI and annual and  semiannual  reports  to  shareholders  are also
available,     free    of    charge,     through    the    Fund's    Web    site
(www.delawareinvestments.com).  You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

Contact Information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative
800 362-7500

Delaphone Service
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

---------------------------------------------- ----------------- --------------
DELAWARE FUND SYMBOLS
---------------------------------------------- ----------------- --------------
Delaware Limited-Term Diversified Income Fund       CUSIP           NASDAQ
---------------------------------------------- ----------------- --------------
Institutional Class                               245912506         DTINX
---------------------------------------------- ----------------- --------------

Investment Company Act file number: 811-03363

PR-047 [12/06] CGI

                                                                    MF-07-03-158
                                                                        PO 11750

                       STATEMENT OF ADDITIONAL INFORMATION
                               November [__], 2007

                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
                  Delaware Limited-Term Diversified Income Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

     For Prospectuses, Performance, and Information on Existing Accounts of
 Class A Shares, Class B Shares, Class C Shares, and Class R Shares: 800 523-1918

       For more information about Institutional Class Shares: 800 362-7500

               Dealer Services (BROKER/DEALERS ONLY): 800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware Limited-Term Diversified Income Fund (the "Fund"), which is a series of
Delaware Group  Limited-Term  Government  Funds (the  "Trust").  The Fund offers
Class A, B, C, and R Shares (collectively, the "Fund Classes") and Institutional
Class Shares.  All references to "shares" in this Part B refer to all classes of shares of the Fund,  except  where  noted.  The  Fund's  investment  manager  is
Delaware Management Company, a series of Delaware Management Business Trust (the
"Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
prospectuses  for the Fund,  each  dated  November  [__],  2007,  as they may be amended from time to time.  This Part B should be read in  conjunction  with the applicable  Prospectuses.  This Part B is not itself a prospectus but is, in its entirety,  incorporated by reference into each  Prospectus.  A Prospectus may be obtained  by writing or calling  your  investment  dealer or by  contacting  the
Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at
2005  Market  Street,  Philadelphia,  PA 19103 or by calling  800-523-1918.  The
Fund's  financial   statements,   the  notes  relating  thereto,  the  financial
highlights  and  the  report  of  the  Trust's  independent   registered  public
accounting  firm are  incorporated by reference from the Annual Report into this
Part B. The Annual  Report  will  accompany  any  request for Part B. The Annual
Report can be obtained, without charge, by calling 800 523-1918.

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                         Page                                                            Page
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Organization and Classification                                 Purchasing Shares
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Investment Objectives, Restrictions, and Policies               Investment Plans
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Investment Strategies and Risks                                 Determining Offering Price and Net Asset Value
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Disclosure of Portfolio Holdings Information                    Redemption and Exchange
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Management of the Trust                                         Distributions and Taxes
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Investment Manager and Other Service Providers                  Performance Information
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Portfolio Managers                                              Financial Statements
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Trading Practices and Brokerage                                 Principal Holders
-------------------------------------------------------- ------ ------------------------------------------------------ -------
Capital Structure                                               Appendix A - Description of Ratings
-------------------------------------------------------- ------ ------------------------------------------------------ -------

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization
     The  Trust  was  organized  as  a  Pennsylvania  business  trust  in  1981, reorganized  as a  Maryland  corporation  in 1990  and  reorganized  again  as a
Delaware  statutory  trust on December  15,  1999.  Effective as of the close of business on August 28, 1995,  the Trust's name was changed from  Delaware  Group
Treasury Reserves,  Inc. to Delaware Group  Limited-Term  Government Funds, Inc.
Effective as of December 15,  1999,  the Trust's name was changed from  Delaware
Group  Limited-Term  Government  Funds,  Inc.  to  Delaware  Group  Limited-Term
Government Funds.

Classification
     The  Trust  is  an  open-end  management  investment  company.  The  Fund's portfolio of assets is "diversified" as defined by the Investment Company Act of
1940, as amended ("1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVE, RESTRICTIONS, AND POLICIES
--------------------------------------------------------------------------------

Investment Objective
     The Fund's  investment  objective  is described  in the  Prospectuses.  The
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder approval.  However, the Trust's Board of Trustees (the "Board") must approve any changes to non-fundamental  investment  objectives and the Fund will notify  shareholders  at least 60 days prior to a material  change in the Fund's investment objective.

Fundamental Investment Restrictions
     The Fund has adopted the  following  restrictions,  which cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy;  or  (ii)  more  than  50%  of the  outstanding  voting  securities.  The percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed  by the U.S.  Government,  its agencies or  instrumentalities,  or in tax-exempt obligations or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities  under  circumstances  where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses,  the Fund will be subject to the following investment restriction, which is considered  non-fundamental and may be changed by the Board of Trustees without shareholder  approval:  The Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business  within  seven  days at  approximately  the value at which the Fund has valued the investment.

     In applying the Fund's fundamental policy concerning  concentration that is described  above,  it is a matter of  non-fundamental  policy that:  (i) utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (ii) financial service companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such  securities.  Additionally,  the Fund  intends to comply with the SEC staff position  that  securities  issued or guaranteed as to principal and interest by any single  foreign  government are considered to be securities of issues in the same industry.

     Any investment restriction that involves a maximum percentage of securities or assets  shall not be  considered  to be  violated  unless an excess  over the applicable  percentage occurs  immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover
     Portfolio  trading will be undertaken  principally to accomplish the Fund's investment objective. The Fund is free to dispose of portfolio securities at any time,  subject to complying  with the  Internal  Revenue  Code,  as amended (the
"Code"), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund's investment objective.  The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio  turnover.
Such turnover always will be incidental to  transactions  undertaken with a view to achieving the Fund's investment objective.

     The portfolio turnover rate tells you the amount of trading activity in the
Fund's  portfolio.  A turnover rate of 100% would occur, for example,  if all of the Fund's  investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements  from  redemptions and repurchases of the Fund's  shares.  A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, the Fund may hold securities for any period of time.

     The Fund generally may be expected to engage in active and frequent trading of portfolio securities,  which means that portfolio turnover can be expected to exceed 100%.  The Fund has, in the past,  experienced  portfolio  turnover rates that were  significantly  in excess of 100%. For the past two fiscal years ended
December 31, 2006 and 2005,  the Fund's  portfolio  turnover rates were 276% and
259%, respectively.

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The Fund's investment  objectives,  strategies,  and risks are described in
the  Prospectuses.   Certain  additional  information  is  provided  below.  All investment strategies of the Fund are non-fundamental and may be changed without shareholder approval.

Asset-Backed Securities
     The Fund may  invest  in  securities  that are  backed  by  assets  such as receivables on home equity and credit loans,  receivables  regarding automobile, mobile home and  recreational  vehicle loans,  wholesale dealer floor plans, and leases or other loans or financial  receivables currently available or which may be developed in the future.

     Such  receivables are securitized in either a pass-through or a pay-through structure.  Pass-through  securities  provide  investors  with an income  stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity. The securities are collateralized by the various receivables and in which the payments on the underlying  receivables provide the proceeds to pay the debt service on the debt obligations issued.

     The rate of principal payment on asset-backed  securities generally depends on the rate of principal payments received on the underlying  assets.  Such rate of  payments  may be affected by economic  and  various  other  factors  such as changes in interest  rates or the  concentration  of  collateral in a particular geographic  area.  Therefore,  the yield may be  difficult to predict and actual yield to maturity  may be more or less than the  anticipated  yield to maturity.
Due to the shorter  maturity of the collateral  backing such  securities,  there tends to be less of a risk of substantial  prepayment than with  mortgage-backed securities  but the risk of such a  prepayment  does  exist.  Such  asset-backed
securities   do,   however,   involve   certain   risks  not   associated   with
mortgage-backed securities, including the risk that security interests cannot be adequately  or in many  cases ever  established,  and other  risks  which may be peculiar to  particular  classes of  collateral.  For  example,  with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain  amounts owed on the credit cards,  thereby reducing the outstanding balance. In the case of automobile  receivables,  there is a risk  that the  holders  may not have  either  a proper  or first  security interest in all of the  obligations  backing such  receivables  due to the large number of vehicles  involved in a typical  issuance and  technical  requirements under state laws; therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

     Asset-backed  securities are often backed by a pool of assets  representing the  obligations  of a number of  different  parties.  To lessen  the  effect of failures by obligors on underlying assets to make payments,  such securities may contain  elements  of  credit  support.  Such  credit  support  falls  into  two categories:  (i)  liquidity  protection,  and  (ii)  protection  against  losses resulting  from  ultimate  default  by an  obligor  on  the  underlying  assets.
Liquidity  protection  refers to the  provisions  of advances,  generally by the entity  administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection  against losses resulting from ultimate  default  enhances the likelihood of payments of the  obligations on at least some of the assets in the pool.  Such  protection may be provided  through guarantees,  insurance  policies or letters of credit  obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or  through  a  combination  of  such  approaches.  The  Fund  will  not pay any additional  fees for such  credit  support,  although  the  existence  of credit support may increase the price of a security.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the level of credit  information  respecting the level of credit risk associated with  the  underlying  assets.  Delinquencies  or  losses  in  excess  of  those anticipated could adversely affect the return on an investment in such issue.

Average Effective Duration
     The average  effective  duration of the Fund will  typically be between one and three years. This is considered a short to intermediate range duration.

     Some of the securities in the Fund's  portfolio may have periodic  interest rate adjustments based upon an index such as the 91-day Treasury bill rate. This periodic  interest  rate  adjustment  tends  to  lessen  the  volatility  of the security's  price.  With respect to securities  with an interest rate adjustment period of one year or less, the Fund will,  when  determining  average  weighted maturity, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.

     Instruments  such as Government  National  Mortgage  Association  ("GNMA"),
Fannie Mae, Federal Home Loan Mortgage  Corporation  ("FHLMC")  securities,  and similar  securities  backed by amortizing loans generally have shorter effective maturities than their stated maturities.  This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns.  For purposes of determining the Fund's average effective duration, the maturities of such  securities  will be  calculated  based upon the issuing  agency's  payment factors using industry-accepted valuation models.

Bank Obligations
     Certificates  of deposit ("CDs") are short-term  negotiable  obligations of commercial banks; time deposits ("TDs") are non-negotiable  deposits  maintained in banking  institutions for specified periods of time at stated interest rates;
and bankers'  acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

     Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general  obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government  regulation.
Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks.  These risks include foreign economic and political  developments,  foreign  governmental  restrictions that may adversely affect payment of principal and interest on the  obligations,  foreign  exchange controls,  and foreign  withholding and other taxes on interest income.  Foreign branches of domestic  banks are not  necessarily  subject to the same or similar regulatory  requirements that apply to domestic banks, such as mandatory reserve
requirements,   loan  limitations,   and  accounting,   auditing  and  financial
recordkeeping  requirements.  In  addition,  less  information  may be  publicly available  about a foreign branch of a domestic bank than about a domestic bank.
CDs  issued  by  wholly  owned  Canadian  subsidiaries  of  domestic  banks  are guaranteed  as to repayment of principal  and interest  (but not as to sovereign risk) by the domestic parent bank.

     Obligations   of  domestic   branches  of  foreign  banks  may  be  general
obligations  of the parent bank in addition  to the  issuing  branch,  or may be limited by the terms of a specific obligation and by governmental  regulation as well as  governmental  action in the country in which the  foreign  bank has its head  office.  A domestic  branch of a foreign  bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal
Reserve  System or by the state in which the  branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the
Currency and branches  licensed by certain states ("State  Branches") may or may not be required  to: (i) pledge to the  regulator  by  depositing  assets with a designated  bank  within the state,  an amount of its assets  equal to 5% of its total liabilities;  and (ii) maintain assets within the state in an amount equal to a specified  percentage of the aggregate amount of liabilities of the foreign bank  payable at or through  all of its State  Branches.  The  deposits of State
Branches may not  necessarily be insured by the FDIC. In addition,  there may be less publicly  available  information  about a domestic branch of a foreign bank than about a domestic bank.

     In view of the foregoing  factors  associated  with the purchase of CDs and
TDs issued by foreign  branches  of domestic  banks or by  domestic  branches of foreign  banks,  the Manager  will  carefully  evaluate  such  investments  on a case-by-case basis.

     Savings and loan associations whose CDs may be purchased by either Fund are supervised  by the Office of Thrift  Supervision  and are insured by the Savings
Association  Insurance Fund,  which is administered by the FDIC and is backed by the full faith and credit of the U.S. Government.  As a result, such savings and loan associations are subject to regulation and examination.

Commercial Paper
     The Fund may invest in short-term  promissory  notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings
P-1 by Moody's and A-1 by S&P are the highest investment grade category.

Corporate Debt
     The Fund may invest in corporate notes and bonds.

Credit Default Swaps
     The Fund may enter into credit default swap ("CDS") contracts to the extent consistent with its investment  objectives and  strategies.  A CDS contract is a risk-transfer  instrument (in the form of a derivative  security)  through which one party (the  "purchaser  of  protection")  transfers  to  another  party (the
"seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular  reference  security or basket of securities (such as an  index).  In  exchange  for  the  protection  offered  by  the  seller  of protection, the purchaser of protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of  protection  of the  reference  security or  securities.  The benefit for the seller of protection is the premium  income it receives.  The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its  holdings  (i.e.,  to reduce risk when the Fund owns or has  exposure  to such  securities).  The Fund also might use CDS  contracts  to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity, counterparty, and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting the  underlying  securities.  The aggregate  notional amount (typically, the principal amount of the reference security or securities)
of the Fund's  investments  in the CDS  contracts  will be limited to 15% of its total net assets.  As the  purchaser  or seller of  protection,  the Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where the Fund is a purchaser of protection, it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference  security  (or basket of  securities),  (2) a  security  (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities),  or (3) the negotiated  monetary value of the obligation,  the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the  reference  security (or basket of  securities),  the Fund will designate  on its books and  records  cash or liquid  securities  sufficient  to satisfy the  potential  obligation.  To the extent that the Fund, as a seller of protection,  may be required in the event of a credit  default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its  books  and  records  cash or  liquid  securities  sufficient  to cover  the obligation.  If the CDS permits the Fund to offset its  obligations  against the obligations of the counterparty under the CDS, then the Fund will only designate on its  books and  records  cash or liquid  securities  sufficient  to cover the
Fund's  net  obligation  to the  counterparty,  if  any.  All  cash  and  liquid securities  designated by the Fund to cover its  obligations  under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection  in a CDS contract,  the Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of  securities)  to the  counterparty  in the  event of a  default,  bankruptcy, failure to pay, obligation  acceleration,  modified restructuring or agreed upon event (each of these events is a "Credit Event").  If a Credit Event occurs, the
Fund  generally  would  receive the security or  securities  to which the Credit
Event  relates in return  for the  payment  to the  purchaser  of the par value.
Provided  that  no  Credit  Event  occurs,  the  Fund  would  receive  from  the counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS  contract,  the Fund would have no delivery  requirement  or payment obligation to the purchaser of protection.  As the seller of protection, the Fund would have credit  exposure  to the  reference  security  (or basket of securities).  The Fund will not sell  protection  in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the  purchaser of  protection  in a CDS  contract,  the Fund would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to the Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by the Fund to terminate the CDS contract.

     A  significant  risk in CDS  transactions  is the  creditworthiness  of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default  by a  counterparty  who is a  purchaser  of  protection,  the  Fund's potential loss is the agreed upon periodic stream of payments from the purchaser of  protection.  If there is a  default  by a  counterparty  that is a seller of protection, the Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of  protection  if a Credit Event should occur.  CDS  contracts do not involve the delivery of collateral to support each party's  obligations;  therefore,  the Fund will only have contractual  remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency.
The Fund  thus  assumes  the risk  that it will be  delayed  or  prevented  from obtaining payments owed to it.

Eurodollar Instruments
     The  Fund  may  make  investments  in  Eurodollar  instruments.  Eurodollar instruments  are U.S.  dollar-denominated  futures  contracts or options thereon which are  linked to the  London  Interbank  Offered  Rate  ("LIBOR"),  although foreign  currency-denominated  instruments  are  available  from  time to  time.
Eurodollar  futures  contracts enable  purchasers to obtain a fixed rate for the lending of funds and  sellers to obtain a fixed  rate for  borrowings.  The Fund might use  Eurodollar  futures  contracts  and options  thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Foreign Currency Transactions
     The Fund may  hold  foreign  currency  deposits  from  time to time and may convert dollars and foreign currencies in the foreign exchange markets. The Fund is  permitted  to have net  non-U.S.  currency  exposure of up to 10%.  Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering  into forward  contracts to purchase or sell  foreign  currencies  at a future date and price.  Forward  contracts  generally are traded in an interbank market  conducted  directly  between  currency traders (usually large commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

     Foreign Currency Options:  The Fund may purchase U.S.  exchange-listed call and put  options  on foreign  currencies.  Such  options  on foreign  currencies operate  similarly to options on securities.  Options on foreign  currencies are affected by all of those  factors  that  influence  foreign  exchange  rates and investments generally.

     The value of a foreign  currency  option is dependent upon the value of the foreign  currency  and the  U.S.  dollar,  and may have no  relationship  to the investment merits of a foreign security.  Because foreign currency  transactions occurring in the interbank  market  involve  substantially  larger  amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

     There is no  systematic  reporting  of last sale  information  for  foreign currencies  and there is no regulatory  requirement  that  quotations  available through  dealer or other  market  sources be firm or revised on a timely  basis.
Available  quotation  information  is  generally  representative  of very  large transactions in the interbank market and thus may not reflect relatively smaller transactions  (less than $1  million)  where  rates may be less  favorable.  The interbank market in foreign currencies is a global,  around-the-clock market. To the extent that the U.S.  options  markets are closed  while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

     Foreign  Currency  Conversion:  Although  foreign  exchange  dealers do not charge a fee for  currency  conversion,  they do  realize a profit  based on the difference  (the  "spread")  between prices at which they are buying and selling various  currencies.  Thus, a dealer may offer to sell a foreign currency to the
Fund at one rate,  while  offering a lesser rate of exchange  should either Fund desire to resell that currency to the dealer.

Foreign Investments
     The Fund may  invest  up to 20% of its net  assets in  foreign  securities, including  permitting  the Fund to invest up to 10% of the  Fund's net assets in emerging markets.  Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.  The value of securities  denominated in or indexed to foreign  currencies,  and of dividends  and interest  from such securities,  can change  significantly  when foreign  currencies  strengthen  or weaken relative to the U.S. dollar.  Foreign  securities  markets generally have less trading  volume and less liquidity  than U.S.  markets,  and prices on some foreign  markets can be highly  volatile.  Many foreign  countries  lack uniform accounting  and  disclosure  standards  comparable  to those  applicable to U.S.
companies, and it may be more difficult to obtain reliable information regarding an issuer's  financial  condition  and  operations.  In  addition,  the costs of foreign investing,  including  withholding  taxes,  brokerage  commissions,  and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less  protection to investors than U.S.  markets.
Foreign  issuers,  brokers,  and  securities  markets  may be  subject  to  less government  supervision.  Foreign  security trading  practices,  including those involving  the  release of assets in advance of payment,  may involve  increased risks in the event of a failed trade or the insolvency of a  broker-dealer,  and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing  abroad also involves  different  political  and economic  risks.
Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S.  investors,  including the possibility of expropriation or
nationalization  of  assets,   confiscatory   taxation,   restrictions  on  U.S.
investment or on the ability to repatriate  assets or convert currency into U.S.
dollars, or other government intervention. There may be a greater possibility of default by foreign  governments  or  foreign  government-sponsored  enterprises.
Investments  in  foreign  countries  also  involve  a risk of  local  political,
economic,  or  social  instability,   military  action  or  unrest,  or  adverse
diplomatic developments.  There is no assurance that the Manager will be able to anticipate or counter these potential events.

     The considerations noted above generally are intensified for investments in
developing   countries.   Developing  countries  may  have  relatively  unstable
governments,  economies based on only a few industries,  and securities  markets that trade a small number of securities.

     The Fund may invest in  foreign  securities  that  impose  restrictions  on transfer  within  the  United  States or to U.S.  persons.  Although  securities subject to transfer  restrictions  may be  marketable  abroad,  they may be less liquid than  foreign  securities  of the same class that are not subject to such restrictions.

     American  Depositary  Receipts and European Depositary Receipts ("ADRs" and
"EDRs")  are  certificates  evidencing  ownership  of shares of a  foreign-based issuer held in trust by a bank or similar  financial  institution.  Designed for use in U.S. and European  securities  markets,  respectively,  ADRs and EDRs are alternatives  to the purchase of the  underlying  securities  in their  national markets and currencies.

Forward Foreign Currency Exchange Contracts
     When  dealings  in forward  contracts,  the Fund will be limited to hedging involving  either  specific  transactions  or portfolio  positions.  Transaction hedging is the  purchase or sale of forward  contracts  with respect to specific receivables  or payables of the Fund  generally  arising in connection  with the purchase  or sale of its  portfolio  securities  and  accruals  of  interest  or dividends  receivable  and  Fund  expenses.  Position  hedging  is the sale of a foreign  currency with respect to portfolio  security  positions  denominated or quoted in that  currency.  The Fund may not  position  hedge  with  respect to a particular  currency  for an amount  greater  than the  aggregate  market  value
(determined at the time of making any sale of a forward  contract) of securities held in its portfolio  denominated or quoted in, or currently  convertible into, such currency.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock in" the U.S.  dollar  price of the  security or the
U.S. dollar  equivalent of such dividend or interest payment as the case may be.
By  entering  into a forward  contract  for a fixed  amount of  dollars  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transactions,  the Fund will be able to protect  itself  against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject  foreign  currency  during the period  between the date on which the security is purchased or sold,  or on which the dividend or interest  payment is declared, and the date on which such payments are made or received.

     Additionally,  when the Manager  believes that the currency of a particular foreign country may suffer a substantial  decline against the U.S.  dollar,  the
Fund may enter into a forward  contract for a fixed  amount of dollars,  to sell the amount of  foreign  currency  approximating  the value of some or all of the securities of the Fund denominated in such foreign currency.

     The Fund may use currency forward contracts to manage currency risks and to
facilitate   transactions  in  foreign  securities.   The  following  discussion
summarizes  the  principal  currency  management  strategies  involving  forward contracts that could be used by the Fund.

     In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's  settlement  date. This technique  is  sometimes  referred to as a  "settlement  hedge" or  "transaction hedge." The Manager expects to enter into settlement hedges in the normal course of  managing  the Fund's  foreign  investments.  Each Fund could also enter into forward  contracts  to purchase or sell a foreign  currency in  anticipation  of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager.

     The Fund may also use forward  contracts to hedge  against a decline in the value of existing investments  denominated in foreign currency.  For example, if the Fund owned securities  denominated in pounds sterling, it could enter into a forward  contract  to sell pounds  sterling in return for U.S.  dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a  "position  hedge")  would tend to offset  both  positive  and  negative currency fluctuations, but would not offset changes in security values caused by other  factors.  The Fund  could  also hedge the  position  by  selling  another currency expected to perform  similarly to the pound sterling - for example,  by entering into a forward contract to sell Euros in return for U.S. dollars.  This type of hedge,  sometimes referred to as a "proxy hedge," could offer advantages in terms of cost,  yield,  or efficiency,  but generally will not hedge currency exposure as  effectively as a simple hedge into U.S.  dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions,  SEC guidelines require mutual funds to set aside cash and appropriate  liquid assets in a segregated  custodian  account to cover currency  forward  contracts.  As  required  by SEC  guidelines,  the Fund  will segregate assets to cover currency forward  contracts,  if any, whose purpose is essentially  speculative.  The Fund will not  segregate  assets to cover forward contracts,  including  settlement  hedges,  position  hedges,  and proxy hedges.
Successful use of forward currency  contracts will depend on the Manager's skill in analyzing and predicting currency values. Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if  currencies  do not perform as the Manager anticipates.  For example, if a currency's value rose at a time when the Manager had hedged the Fund by selling that  currency in exchange for dollars,  the Fund would be unable to participate in the  currency's  appreciation.  If the Manager hedges currency  exposure through proxy hedges,  the Fund could realize currency losses  from the hedge  and the  security  position  at the same time if the two currencies do not move in tandem. Similarly, if the Manager increases the Fund's exposure to a foreign  currency,  and that currency's  value declines,  the Fund will realize a loss.  There is no assurance  that the  Manager's  use of forward currency  contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

Futures
     Futures  contracts  are  agreements  for the  purchase  or sale for  future delivery of  securities.  While  futures  contracts  provide for the delivery of securities,  deliveries  usually do not occur. A purchase of a futures  contract means the  acquisition of a contractual  right to obtain delivery to the Fund of the  securities  called  for by the  contract  at a  specified  price  during  a specified  future month.  The Fund will not enter into futures  contracts to the extent that more than 5% of the Fund's  assets are required as futures  contract margin  deposits  and will not engage in such  transactions  to the extent  that obligations relating to such transactions exceed 20% of the Fund's assets.

     Contracts  are   generally   terminated  by  entering  into  an  offsetting
transaction. When the Fund enters into a futures transaction, it must deliver to the futures  commission  merchant  selected by the Fund an amount referred to as
"initial margin." This amount is maintained by the futures  commission  merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from,  such  account in  accordance with controls set for such account,  depending  upon changes in the price of the underlying securities subject to the futures contract.

     In addition,  when the Fund engages in futures transactions,  to the extent required by the SEC, it will maintain with its custodian, assets in a segregated account to cover its obligations  with respect to such  contracts,  which assets will consist of cash, cash equivalents, or high-quality debt securities from its portfolio in an amount equal to the difference  between the  fluctuating  market value of such futures  contracts and the aggregate  value of the margin payments made by the Fund with respect to such futures contracts.

     The Fund may enter  into such  futures  contracts  to protect  against  the adverse  effects of  fluctuations  in interest rates without  actually buying or selling such securities.  Similarly, when it is expected that interest rates may decline,  futures  contracts  may be  purchased  to  hedge  in  anticipation  of subsequent purchases of government securities at higher prices.

     With  respect to options on futures  contracts,  when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining  interest rates. The writing of a call option on a futures contract  constitutes a partial hedge against  declining prices of the securities which are deliverable upon exercise of the futures  contract.  If the futures price at the expiration of the option is below the exercise  price,  the
Fund will retain the full amount of the option  premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings.  The writing  of a put  option  on a futures  contract  constitutes  a partial  hedge against  increasing prices of the securities which are deliverable upon exercise of the futures  contract.  If the futures  price at  expiration of the option is higher  than the  exercise  price,  the Fund will  retain the full amount of the option  premium which provides a partial hedge against any increase in the price of government securities which the Fund intends to purchase.

     If a put or call  option the Fund has written is  exercised,  the Fund will incur a loss which will be  reduced  by the amount of the  premium it  receives.
Depending  on the  degree of  correlation  between  the  value of its  portfolio securities and changes in the value of its futures positions,  the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes  in the value of  portfolio  securities.  The Fund will  purchase  a put option on a futures contract to hedge the Fund's  portfolio  against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, the Fund may not achieve the  anticipated  benefits  of futures  contracts  or options on futures  contracts  or may realize a loss.  For  example,  if the Fund is hedged against the  possibility of an increase in interest rates which would  adversely affect the price of  government  securities  held in its  portfolio and interest rates  decrease  instead,  the Fund will lose part or all of the  benefit of the increased value of its government  securities  which it has because it will have offsetting losses in its futures position. In addition,  in such situations,  if the Fund had insufficient cash, it may be required to sell government securities from its portfolio to meet daily variation  margin  requirements.  Such sales of government  securities  may, but will not  necessarily,  be at increased  prices which reflect the rising market.  The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, the Fund may seek to close out an option  position  by  writing  or  buying  an  offsetting  position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Interest Rate and Index Swaps
     The  Fund  may  invest  in  interest  rate and  index  swaps to the  extent consistent  with its  investment  objective and  strategies.  The Fund will only invest in swaps in which all the reference  rates are related to or derived from instruments  or markets in which the Fund is otherwise  eligible to invest,  and subject to the investment  limitations on the instruments to which the purchased reference rate relates.

     Swaps are agreements to exchange payment streams over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return  on an index or some  other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

     When two  counterparties  each wish to swap  interest rate  payments,  they typically  each  enter  into a  separate  interest  rate  swap  contract  with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer intermediary  enters into numerous  transactions  of this sort,  and attempts to manage its portfolio of swaps so as to match and offset its payment receipts and obligations.

     The typical minimum notional amount is $5 million.  Variable interest rates are usually set by reference to the London  Inter-Bank  Offered Rate  ("LIBOR").
The typical  maximum term of an interest rate swap agreement  ranges from one to
12 years. Index swaps tend to be shorter term, often for one year. The Fund will not invest in swaps with maturities of more than 10 years.

     The Fund may also engage in index swaps, also called total return swaps. In an index swap, the Fund may enter into a contract with a  counterparty  in which the counterparty will make payments to the Fund based on the positive returns of an index,  such as a corporate bond index,  in return for the Fund paying to the counterparty  a fixed  or  variable  interest  rate,  as well as  paying  to the counterparty  any  negative  returns  on the  index.  In a  sense,  the  Fund is purchasing  exposure  to an index in the  amount of the  notional  principal  in return for making  interest  rate  payments on the notional  principal.  As with interest rate swaps,  the notional  principal does not actually  change hands at any point in the transaction.  The  counterparty,  typically an investment bank, manages  its  obligations  to make  total  return  payments  by  maintaining  an inventory of the fixed income securities that are included in the index.

     Swap transactions provide several benefits to the Fund. Interest rate swaps may be used as a duration  management  tool.  Duration  is a measure of a bond's interest-rate sensitivity,  expressed in terms of years because it is related to the length of time  remaining  on the life of a bond.  In general,  the longer a bond's  duration,  the more  sensitive  the  bond's  price will be to changes in interest rates.  The average duration of the Fund is the weighted average of the durations of the Fund's fixed income securities.

     If the Fund wished to shorten the duration of certain of its assets, longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an  interest  rate swap,  the Fund could  agree to make  semi-annual  fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months. The duration of the floating rate payments received by the Fund will now be six months.  In effect,  the Fund has reduced  the  duration of the  notional amount  invested  from a  longer  term to six  months  over the life of the swap agreement.

     The Fund may also use  swaps to gain  exposure  to  specific  markets.  For example,  suppose bond dealers have  particularly  low  inventories of corporate bonds,  making it difficult  for a fixed income fund to increase its exposure to the  corporate  bond  segment of the market.  It is  generally  not  possible to purchase  exchange-traded  options on a  corporate  bond  index.  The Fund could replicate  exposure to the  corporate  bond market,  however,  by engaging in an index swap in which the Fund gains  exposure to a corporate bond index in return for paying a LIBOR-based floating interest rate.

     Other  uses of swaps  could help  permit  the Fund to  preserve a return or spread on a  particular  investment  or portion of its  portfolio  or to protect against an increase in the price of securities the Fund  anticipates  purchasing at a later date.  Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract,  and may be considered to provide more
liquidity  than  similar  forward  contracts,   particularly  long-term  forward
contracts.

     The  primary  risk  of swap  transactions  is the  creditworthiness  of the counterparty,  since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often  referred  to as  counterparty  risk.  If there is a default  by a counterparty in a swap transaction,  the Fund's potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period
(if any - the Fund could be in a net payment position),  not the entire notional amount, which does not change hands in a swap transaction.  Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the  transaction.  The Fund will have contractual  remedies  pursuant to the swap agreement but, as with any contractual  remedy,  there is no guarantee that the Fund would be successful in pursuing them-- the counterparty may be judgment proof due to  insolvency,  for  example.  The Fund thus assumes the risk that it will be delayed or prevented  from  obtaining  payments owed to it. The standard industry  swap  agreements  do,  however,  permit the Fund to  terminate  a swap agreement  (and thus  avoid  making  additional  payments)  in the event  that a counterparty fails to make a timely payment to the Fund.

     In  response  to this  counterparty  risk,  several  securities  firms have established  separately  capitalized  subsidiaries  that  have a  higher  credit rating,  permitting them to enter into swap  transactions as a dealer.  The Fund will not be permitted to enter into any swap transaction  unless, at the time of entering  into such  transaction,  the  unsecured  long-term  debt of the actual counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent  credit  quality by the Manager.
In addition,  the Manager will closely monitor the ongoing  creditworthiness  of swap counterparties in order to minimize the risk of swaps.

     In addition to  counterparty  risk,  the use of swaps also  involves  risks similar to those associated with ordinary  portfolio security  transactions.  If the  portfolio  manager is incorrect in his or her forecast of market  values or interest rates, the investment  performance of the Fund which has entered into a swap  transaction  could  be less  favorable  than it  would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount the Fund might  theoretically be required to pay in a swap transaction.

     In order to ensure that the Fund will only engage in swap  transactions  to the extent  consistent with its investment  objectives and strategies,  the Fund will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities,  instruments or markets that are otherwise eligible investments for the Fund. Similarly,  the extent to which the
Fund may invest in a swap, as measured by the notional  amount,  will be subject to the same  limitations  as the  eligible  investments  to which the  purchased reference rate relates.

     The  Fund  will,   consistent   with  industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least  equal to the net  amount of the  excess,  if any,  of the Fund's payment  obligations  over its  entitled  payments  with  respect  to each  swap contract.  To the extent that the Fund is  obligated by a swap to pay a fixed or variable  interest rate, the Fund may segregate  securities that are expected to generate  income  sufficient  to meet the Fund's net  payment  obligations.  For example,  if the Fund holds interest rate swaps and is required to make payments based on variable  interest  rates,  it will have to make increased  payments if interest  rates rise,  which will not  necessarily  be offset by the  fixed-rate payments it is entitled to receive under the swap agreement.

     There is not a well developed  secondary  market for interest rate or index swaps.  Most interest rate swaps are nonetheless  relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.

     Many index swaps, on the other hand, are considered to be illiquid  because the  counterparty/dealer  will  typically  not unwind an index swap prior to its termination  (and,  not  surprisingly,  index  swaps  tend to have much  shorter terms). The Fund may therefore treat all swaps as subject to their limitation on illiquid investments.  For purposes of calculating these percentage limitations, the Fund will refer to the notional amount of the swap.

     Swaps will be priced  using fair value  pricing.  The income  provided by a swap should be  qualifying  income for  purposes of the Code.  Swaps  should not otherwise  result in any significant  diversification  or valuation issues under the Code.

High Yield, High Risk Debt Securities
     The Fund may purchase  securities  that are rated lower than Baa by Moody's
Investors  Service,  Inc.  ("Moody's")  or lower  than BBB by  Standard & Poor's
("S&P").  These  securities are often  considered to be speculative  and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience  significant  price  fluctuation due to changes in the issuer's  creditworthiness.  Market prices of these securities may fluctuate more than higher-rated debt securities and may decline  significantly in periods of general  economic  difficulty,  which may follow  periods of rising  interest rates.  While the market for high yield  corporate  debt  securities has been in existence  for many years and has weathered  previous  economic  downturns,  the market in recent years has  experienced a dramatic  increase in the  large-scale use of such  securities  to fund highly  leveraged  corporate  acquisitions  and restructurings.  Accordingly,  past  experience  may  not  provide  an  accurate indication  of future  performance  of the high  yield bond  market,  especially during periods of economic  recession.  See Appendix A - Description of Ratings"
in this Part B.

     The market for  lower-rated  securities  may be less  active  than that for higher-rated  securities,  which can adversely  affect the prices at which these securities can be sold. If market quotations are not available, these securities will be  valued  in  accordance  with  procedures  established  by the  Board of
Trustees,  including the use of third-party  pricing services.  Judgment plays a greater role in valuing high yield  corporate debt  securities  than is the case for  securities  for which more external  sources for  quotations  and last-sale information are available.  Adverse publicity and changing investor  perceptions may affect the ability of outside  pricing  services  used by the Funds to value its portfolio  securities and the Funds' ability to dispose of these lower-rated debt securities.

     Since the risk of  default  is higher  for  lower-quality  securities,  the
Manager's  research  and credit  analysis  is an integral  part of managing  any securities of this type held by each Fund. In  considering  investments  for the
Fund,  the Manager  will  attempt to  identify  those  issuers of high  yielding securities whose financial condition is adequate to meet future obligations, has improved,  or is  expected  to improve in the  future.  The  Manager's  analysis focuses on  relative  values  based on such  factors  as  interest  or  dividend coverage, asset coverage,  earnings prospects, and the experience and managerial strength of the issuer.  There can be no assurance that such analysis will prove accurate.

     The Fund may  choose,  at its expense or in  conjunction  with  others,  to pursue litigation or otherwise exercise its rights as security holder to seek to protect the  interests of security  holders if it  determines  this to be in the best interest of shareholders.

Illiquid Securities
     The Fund may invest no more than 15% of the value of its assets in illiquid securities.

     The Fund may invest in restricted securities, including securities eligible for resale without  registration  pursuant to Rule 144A ("Rule 144A Securities")
under  the 1933  Act.  Rule 144A  permits  many  privately  placed  and  legally restricted  securities to be freely traded among  certain  institutional  buyers such as the Fund.

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  function of determining  whether or not individual  Rule
144A Securities are liquid for purposes of the Fund's  limitation on investments in  illiquid  assets.  The Board has  instructed  the  Manager to  consider  the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and trading  volume for the security;  (ii) whether at least three  dealers are willing to  purchase or sell the  security  and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the  security;  and  (iv) the  nature  of the  security  and the  nature  of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer),  and whether a security is listed on an electronic network for trading the security.

     If the Manager  determines  that a Rule 144A Security  that was  previously determined  to be liquid is no  longer  liquid  and,  as a  result,  the  Fund's holdings of illiquid  securities  exceed the Fund's limits on investment in such securities,  the Manager will  determine  what action to take to ensure that the
Fund continues to adhere to such limitation.

Investment Company Securities
     The Fund is permitted to invest in other  investment  companies,  including open-end,  closed-end,  or unregistered investment companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However,  the Fund may not  operate  as a "fund  of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

Money Market Instruments
     The Fund may invest in corporate and government  money market  instruments.
Money market  instruments in which the Fund may invest  include U.S.  Government securities;  certificates of deposit,  time deposits,  and bankers'  acceptances issued by domestic banks  (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan  associations and similar  institutions;  high grade commercial  paper; and
repurchase  agreements with respect to the foregoing  types of instruments.  See also "Bank Deposits" above.

Mortgage-Backed Securities
     The  Fund  may  invest  in  mortgage-related  securities,  including  those representing an undivided  ownership interest in a pool of mortgages,  issued or guaranteed by the U.S. Government, its agencies or instrumentalities, such as:

     Government National Mortgage Association Certificates:  Certificates issued by the Government  National Mortgage  Association  ("GNMA") are  mortgage-backed securities  representing  part ownership of a pool of mortgage loans,  which are issued by lenders  such as mortgage  bankers,  commercial  banks and savings and loan associations,  and are either insured by the Federal Housing Administration or  guaranteed  by the  Veterans  Administration.  A pool of these  mortgages is assembled  and,  after being  approved by GNMA, is offered to investors  through securities  dealers.  The  timely  payment of  interest  and  principal  on each mortgage  is  guaranteed  by GNMA and backed by the full faith and credit of the
U.S. Government.

     Principal is paid back  monthly by the borrower  over the term of the loan.
Investment  of  prepayments  may  occur  at  higher  or  lower  rates  than  the anticipated  yield on the  certificates.  Due to the prepayment  feature and the need to  reinvest  prepayments  of  principal  at  current  market  rates,  GNMA certificates  can be less effective than typical bonds of similar  maturities at
"locking  in"  yields  during  periods  of  declining   interest   rates.   GNMA
certificates  typically  appreciate or decline in market value during periods of declining or rising interest rates,  respectively.  Due to the regular repayment of principal and the prepayment  feature,  the effective  maturities of mortgage pass-through  securities are shorter than stated maturities,  will vary based on market conditions and cannot be predicted in advance.  The effective  maturities of newly-issued GNMA certificates  backed by relatively new loans at or near the prevailing  interest rates are generally assumed to range between  approximately nine and 12 years.

     FNMA and FHLMC Mortgage-Backed  Obligations:  The Federal National Mortgage
Association  ("FNMA"),  a federally  chartered and privately owned  corporation, issues pass-through  securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this  guarantee  is  not  backed  by the  full  faith  and  credit  of the  U.S.
Government.  The Federal Home Loan Mortgage Corporation  ("FHLMC"),  a corporate instrumentality of the U.S. Government,  issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely  payment of interest and the ultimate  collection of  principal,  and maintains  reserves to protect  holders  against losses due to default,  but the certificates are not backed by the full faith and credit of the U.S. Government.

     As is the case with GNMA certificates, the actual maturity of, and realized yield on, particular FNMA and FHLMC  pass-through  securities will vary based on the prepayments of the underlying pool of mortgages and cannot be predicted.

     In addition to mortgage-backed  securities issued or guaranteed by the U.S.
Government,  its  agencies  or  instrumentalities,  the Fund may also  invest in securities  issued by  certain  private,  non-government  corporations,  such as financial  institutions,  if the securities are fully collateralized at the time of issuance by  securities  or  certificates  issued or  guaranteed  by the U.S.
Government,   its  agencies  or   instrumentalities.   Two  principal  types  of
mortgage-backed  securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").  The Fund currently invests in  privately-issued  CMOs  and  REMICs  only if they  are  rated at the time of purchase  in the two  highest  grades  by a  nationally  recognized  statistical ratings organization.

     CMOs are debt securities issued by U.S. Government agencies or by financial institutions  and  other  mortgage  lenders  and  collateralized  by a  pool  of mortgages  held  under an  indenture.  CMOs are issued in a number of classes or series with different maturities.  The classes or series are retired in sequence as the  underlying  mortgages  are  repaid.  Prepayment  may  shorten the stated
maturity of the obligation and can result in a loss of premium,  if any has been paid.  Certain of these securities may have variable or floating  interest rates and others may be  stripped  securities  which  provide  only the  principal  or interest feature of the underlying security).

     Stripped mortgage  securities are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of stripped  mortgage  security will have one class  receiving  some of the  interest and most of the  principal  from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only"  class), while the other class will receive all of the principal (the  "principal-only"  class). The yield to maturity on an interest-only  class is extremely  sensitive  not only to changes in  prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal payments may have a material adverse effect on the security's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments  of  principal,  the  Fund  may fail to  fully  recoup  its  initial investment in these  securities  even if the securities are rated in the highest rating categories.

     Although   stripped   mortgage   securities   are  purchased  and  sold  by
institutional  investors  through  several  investment  banking  firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet been fully developed and,  accordingly, these  securities are generally  illiquid and to such extent,  together with any other illiquid investments, will not exceed 15% of the Fund's net assets.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

     The Fund may also invest up to 20% of its net assets in CMOs,  REMICs,  and commercial mortgage-backed securities ("CMBS") that are not issued or guaranteed by, or fully  collateralized  by securities  issued or  guaranteed  by, the U.S.
Government,  its  agencies  or  instrumentalities  ("non-agency  mortgage-backed securities").  These securities are secured by the underlying  collateral of the private issuer.

     CMBS are issued by special  purpose  entities  that  represent an undivided interest in a portfolio of mortgage loans backed by commercial  properties.  The loans are collateralized by various types of commercial property, which include, but are not limited to, multi-family  housing,  retail shopping centers,  office space,  hotels and health care  facilities.  Private  lenders,  such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity.  CMBS are subject to credit risk,  prepayment risk and extension risk. The Manager  addresses credit risk by investing in CMBS that are rated in the top rating  category  by a  nationally  recognized  statistical rating  organization.  Although  prepayment  risk is present,  it is of a lesser degree in the CMBS than in the residential  mortgage market.  Unlike other asset classes,  commercial  loans have  structural  impediments  to  refinancing  that include lockout periods, prepayment penalties, yield maintenance and defeasance.
These devices  reduce the  uncertainty  introduced by  prepayment  options.  The
Manager carefully analyzes the composition and proportions of various prepayment provisions to protect against unscheduled  payments.  Extension risk is the risk that balloon  payments (i.e., the final payment on commercial  mortgages,  which are  substantially  larger than other periodic  payments under the mortgage) are deferred  beyond their  originally  scheduled  date for payment.  Extension risk measures  the impact of a  borrower's  ability to pay the  balloon  payment in a timely  fashion,  while  maintaining  loan payments in accordance with the terms specified in the loan.  For the  investor,  extension  will increase the average life of the security,  generally resulting in lower yield for discount bonds and a higher yield for premium bonds.  The Manager models and stress tests extension risk and invests only in structures  where  extension  risk is acceptable  under various scenarios.

Loans and Other Direct Indebtedness
     The Fund may purchase loans and other direct indebtedness.  In purchasing a loan,  the Fund  acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental, or other borrower. Many such loans are secured,  although some may be unsecured. Such loans may be in default at the time of  purchase.  Loans  that are  fully  secured  offer  the Fund more protection  than an  unsecured  loan in the event of  non-payment  of  scheduled interest or principal.  However,  there is no assurance that the  liquidation of
collateral   from  a  secured  loan  would  satisfy  the  corporate   borrower's
obligation,  or that the  collateral  can be  liquidated.  These  loans are made generally to finance internal growth, mergers, acquisitions,  stock repurchases, leveraged  buy-outs,  and other corporate  activities.  Such loans are typically made by a syndicate of lending  institutions,  represented  by an agent  lending institution  that has negotiated and structured the loan and is responsible  for collecting interest,  principal,  and other amounts due on its own behalf and on behalf of the others in the  syndicate,  and for  enforcing  its and their other rights  against the borrower.  Alternatively,  such loans may be structured as a novation,  pursuant  to which the Fund  would  assume  all of the  rights of the lending  institution in a loan or as an  assignment,  pursuant to which the Fund would  purchase  an  assignment  of a portion of a lender's  interest  in a loan either directly from the lender or through an intermediary.

     The Fund may also purchase trade or other claims against  companies,  which generally  represent  money  owned  by the  company  to a  supplier  of goods or services.  These  claims may also be  purchased at a time when the company is in default.

     Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit  facilities or other standby financing  commitments which obligate the Fund to pay  additional  cash on a certain date or on demand.
These  commitments  may require the Fund to increase its investment in a company at a time when that Fund might not  otherwise  decide to do so  (including  at a time when the company's  financial condition makes it unlikely that such amounts will be repaid).  To the extent that the Fund is committed to advance additional funds,  it will at all times hold and maintain in a  segregated  account cash or other  high  grade  debt  obligations  in an  amount  sufficient  to  meet  such commitments.  The Fund's ability to receive payment of principal,  interest, and other amounts due in connection with these  investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that the Fund will purchase,  the investment manager will rely upon its own (and not the  original  lending  institution's)  credit  analysis of the borrower.  As the Fund may be required to rely upon another lending  institution to collect and pass onto the Fund  amounts  payable with respect to the loan and to enforce the Fund's  rights under the loan and other direct  indebtedness,  an insolvency,  bankruptcy,  or reorganization of the lending institution may delay or prevent the Fund from  receiving such amounts.  In such cases,  the Fund will evaluate as well the  creditworthiness of the lending institution and will treat both the  borrower  and the lending  institution  as an "issuer" of the loan for purposes of compliance with applicable law pertaining to the  diversification of the Fund's portfolio investments. The highly leveraged nature of many such loans and other direct  indebtedness may make such loans and other direct indebtedness especially  vulnerable  to adverse  changes in  economic  or market  conditions.
Investments in such loans and other direct  indebtedness may involve  additional risk to the Fund.

Options
     The Fund may purchase call options,  write call options on a covered basis, write secured put options, and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

     The Fund may invest in options  that are either  exchange  listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close option positions and this may have an adverse impact on the  Fund's  ability to  effectively  hedge its  securities.  The Fund will not, however, invest more than 15% of its assets in illiquid securities.

     Covered Call Writing.  The Fund may write covered call options from time to time on such portion of its portfolio,  without limit, as Manager  determines is appropriate in seeking to obtain the Fund's investment objective.  A call option gives the  purchaser  of such option the right to buy,  and the writer,  in this case the  Fund,  has the  obligation  to sell  the  underlying  security  at the exercise  price during the option  period.  The advantage to the Fund of writing covered calls is that the Fund  receives a premium  which is additional  income.
However,  if the security rises in value, the Fund may not fully  participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call option was sold, requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With respect to options on actual  portfolio  securities owned by the Fund, the Fund may enter  into  closing  purchase  transactions.  A  closing  purchase transaction  is one in which the Fund,  when obligated as a writer of an option, terminates  its  obligation  by  purchasing  an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit the sale of the  underlying  security or to enable the
Fund to write  another  call  option on the  underlying  security  with either a different  exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction  depending upon whether the net amount of the original  premium received on the call option is more or less than the cost of effecting the closing purchase  transaction.  Any loss incurred in a closing purchase  transaction may be partially or entirety offset by the premium received from a sale of a different call option on the same underlying security.
Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  the Fund will realize a short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will  realize a gain or loss from the sale of the  underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security, and the time remaining until the expiration date.

     The Fund will write call options only on a covered basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the
Fund would be required to continue to hold a security  which it might  otherwise wish to sell or deliver a security it would want to hold. Options written by the
Fund will  normally have  expiration  dates between one and nine months from the date  written.  The  exercise  price of a call option may be below,  equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing  Call Options.  The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets.  The  advantage  of  purchasing  call options is that the Fund may alter portfolio characteristics, and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     The Fund may,  following  the  purchase  of a call  option,  liquidate  its position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling an option of the same Fund as the option previously purchased.  The Fund will realize a profit from a closing sale  transaction  if the price received on the  transaction  is more than the premium paid to purchase  the  original  call option;  the Fund will  realize a loss from a closing  sale  transaction  if the price received on the  transaction is less than the premium paid to purchase the original call option.

     Although the Fund will generally purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in particular options, with the results that the Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by the Fund may expire without any value to the Fund.

     Purchasing  Put  Options.  The Fund will only  purchase  put options to the extent that the premiums on all  outstanding put options do not exceed 2% of the
Fund's total  assets.  A put option  purchased by the Fund gives it the right to sell one of its  securities  for an agreed price up to an agreed date.  However, the Fund must pay a premium for this right,  whether it exercises it or not. The
Fund will,  at all times  during  which it holds a put option,  own the security covered by such option.

     The Fund  intends to  purchase  put  options in order to protect  against a decline in the market value of the underlying  security below the exercise price less the  premium  paid for the  option  ("protective  puts").  The  ability  to purchase  put options  will allow the Fund to protect an  unrealized  gain in an appreciated security in its portfolio without actually selling the security.  If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously  purchased prior to the sale of the securities  underlying such option.  Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other  transaction  costs paid on the put option which is sold.

     The  Fund  may  sell  a  put  option  purchased  on  individual   portfolio
securities.  Additionally,  the Fund may enter into closing sale transactions. A closing sale  transaction is one in which the Fund,  when it is the holder of an outstanding  option,  liquidates  its  position by selling an option of the same series as the option previously purchased.

     Writing Put Options. The Fund may also write put options on a secured basis which  means  that the Fund  will  maintain  in a  segregated  account  with its custodian,  cash or U.S.  Government  securities  in an amount not less than the exercise price of the option at all times during the option  period.  The amount of cash or U.S.  Government  securities  held in the segregated  account will be adjusted  on a daily  basis  to  reflect  changes  in the  market  value  of the securities  covered by the put option  written by the Fund.  Secured put options will generally be written in circumstances  where the Manager wishes to purchase the  underlying  security  for the Fund's  portfolio  at a price  lower than the current  market  price of the  security.  In such event,  the Fund would write a secured put option at an exercise price which,  reduced by the premium  received on the option, reflects the lower price it is willing to pay.

     Following  the writing of a put option,  the Fund may wish to terminate the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same series as the option previously written. The Fund may not, however,  effect such a closing transaction after it has been notified of the exercise of the option.

     Lastly, it should be noted that the Trust, on behalf of the Fund, has filed with the National  Futures  Association a notice  claiming an exclusion from the definition of the term  "commodity  pool  operator"  ("CPO") under the Commodity
Exchange  Act,  as  amended,  and the  rules of the  Commodity  Futures  Trading
Commission  promulgated  thereunder,  with  respect  to  the  Fund's  operation.
Accordingly, each Fund is not subject to registration or regulation as a CPO.

Portfolio Loan Transactions
     The Fund may loan up to 25% of its assets to  qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  (i) each  transaction  must have 100%
collateral  in the form of  cash,  short-term  U.S.  Government  securities,  or irrevocable  letters of credit payable by banks  acceptable to the Fund from the borrower;  (ii) this collateral must be valued daily and should the market value of  the  loaned  securities  increase,  the  borrower  must  furnish  additional collateral to the Fund;  (iii) the Fund must be able to terminate the loan after notice, at any time; (iv) the Fund must receive reasonable interest on any loan, and any dividends,  interest or other distributions on the lent securities,  and any  increase  in the  market  value  of such  securities;  (v) the Fund may pay reasonable  custodian  fees in  connection  with the loan;  and (vi) the  voting rights on the lent securities may pass to the borrower; however, if the Trustees of the Trust know that a material event will occur affecting an investment loan, they must either  terminate the loan in order to vote the proxy or enter into an alternative  arrangement  with the  borrower to enable the  trustees to vote the proxy.

     The major risk to which the Fund would be exposed on a loan  transaction is the risk that the  borrower  would go  bankrupt  at a time when the value of the security  goes up.  Therefore,  the Fund will only enter into loan  arrangements after a review of all pertinent  facts by the Manager,  under the supervision of the Board of Trustees,  including the  creditworthiness of the borrowing broker, dealer or  institution  and then only if the  consideration  to be received from such loans would  justify the risk.  Creditworthiness  will be  monitored  on an ongoing basis by the Manager.

Repurchase Agreements
     In order to  invest  its cash  reserves  or when in a  temporary  defensive
posture,   the  Fund  may  enter  into  repurchase   agreements  with  banks  or
broker/dealers  deemed to be creditworthy by the Manager. A repurchase agreement is a short-term  investment in which the  purchaser  (e.g.,  the Fund)  acquires ownership of a debt security and the seller agrees to repurchase  the obligation at a future  time and set  price,  thereby  determining  the  yield  during  the purchaser's  holding  period.  Generally,  repurchase  agreements  are of  short duration, often less than one week, but on occasion for longer periods. The Fund may not  investment  more than 15% of its assets in repurchase  agreements  with maturities  of seven-days  or more.  Should an issuer of a repurchase  agreement fail to repurchase the underlying security,  the loss to the Fund, if any, would be the  difference  between  the  repurchase  price and the market  value of the security. The Fund will limit its investments in repurchase agreements, to those which the Manager  determines to present  minimal  credit risks and which are of high  quality.  In  addition,  the  Fund  must  have  collateral  of 102% of the repurchase price, including the portion representing the Fund's yield under such agreements,  which is monitored on a daily basis.  Such  collateral is held by a custodian in book entry form. Such agreements may be considered  loans under the
1940 Act, but the Fund consider repurchase agreements contracts for the purchase and sale of  securities,  and it seeks to  perfect a  security  interest  in the collateral  securities  so that it has the  right  to keep  and  dispose  of the underlying collateral in the event of a default.

     The  funds  in  the   Delaware   Investments   family   (each  a  "Delaware
Investments(R)Fund" and collectively,  the "Delaware  Investments(R)Funds") have obtained an exemption (the "Order") from the  joint-transaction  prohibitions of
Section 17(d) of the 1940 Act to allow Delaware  Investments(R)Funds  jointly to invest cash  balances.  The Fund may invest cash balances in a joint  repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Restricted Securities
     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  functions of determining  whether or not individual Rule
144A  securities  are  liquid for  purposes  of the  Fund's  15%  limitation  on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A security:  (i)
the  frequency of trades and trading  volume for the  security;  (ii) whether at least three  dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the  security;  and (iv) the  nature of the  security  and the  nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of  soliciting  offers,  and the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

     If the Manager  determines  that a Rule 144A security  which was previously determined  to be liquid is no  longer  liquid  and,  as a  result,  the  Fund's holdings of illiquid  securities  exceed the Fund's 15% limit on  investment  in such  securities,  the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

U.S. Government Securities
     Obligations of U.S. Government  agencies,  authorities,  instrumentalities, and sponsored  enterprises  have  historically  involved  little risk of loss of principal if held to maturity.  However, not all U.S. Government  securities are backed by the full faith and credit of the United States. Obligations of certain agencies,  authorities,  instrumentalities and sponsored enterprises of the U.S.
Government  are backed by the full faith and credit of the United  States (e.g.,
GNMA);  other  obligations  are backed by the right of the issuer to borrow from the U.S.  Treasury (e.g.,  the Federal Home Loan Banks) and others are supported by the  discretionary  authority of the U.S.  Government to purchase an agency's obligations.  Still  others  are  backed  only  by the  credit  of  the  agency, authority,  instrumentality or sponsored  enterprise issuing the obligation.  No assurance can be given that the U.S.  Government would provide financial support to any of these entities if it is not obligated to do so by law.

When-Issued and Delayed Delivery Securities
     The Fund may  purchase  securities  on a  when-issued  or delayed  delivery basis. In such transactions, instruments are purchased with payment and delivery taking  place in the  future  in order to  secure  what is  considered  to be an advantageous  yield or price at the  time of the  transaction.  Delivery  of and payment for these  securities may take as long as a month or more after the date of the  purchase  commitment.  The Fund will  designate  cash or  securities  in amounts  sufficient  to cover its  obligations,  and will  value the  designated assets  daily.  The  payment  obligation  and the  interest  rates  that will be received are each fixed at the time the Fund enters into the  commitment  and no interest  accrues to the Fund until  settlement.  Thus,  it is possible that the market  value  at the  time of  settlement  could be  higher  or lower  than the purchase price if the general level of interest rates has changed.

Zero Coupon and Pay-In-Kind Bonds
     Zero coupon bonds are debt  obligations  which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value.  Pay-In-Kind  ("PIK") bonds pay interest through the issuance to holders of additional  securities.  Zero coupon bonds and PIK bonds are generally considered to be more  interest-sensitive than income bearing bonds, to be more speculative than interest-bearing  bonds and to have certain tax  consequences  which could,  under  certain  circumstances,  be adverse to the Fund.  Investments  in zero coupon or PIK bonds would require the
Fund to accrue and  distribute  income not yet  received.  In order to  generate sufficient  cash to make these  distributions,  the Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or to borrow. These rules could affect the amount,  timing and tax character of income distributed to you by the Fund.

Special Risk Considerations
     Foreign Securities Risks. The Fund has the right to purchase  securities in any developed,  underdeveloped  or emerging  country.  Investors should consider carefully the  substantial  risks involved in investing in securities  issued by companies and governments of foreign nations. These risks are in addition to the usual risks  inherent  in  domestic  investments.  There is the  possibility  of expropriation,  nationalization  or  confiscatory  taxation,  taxation of income earned in foreign  nations or other taxes imposed with respect to investments in foreign nations,  foreign exchange control (which may include  suspension of the ability  to  transfer  currency  from  a  given  country),  default  in  foreign
government   securities,   political  or  social   instability   or   diplomatic
developments  which could affect  investments  in securities of issuers in those nations.

     In  addition,  in many  countries,  there is  substantially  less  publicly available information about issuers than is available in reports about companies in the United States.  Foreign companies are not subject to uniform  accounting,
auditing  and  financial  reporting   standards,   and  auditing  practices  and
requirements  may  not be  comparable  to  those  applicable  to  United  States companies.  In  particular,  the assets and profits  appearing on the  financial statements  of a  developing  or  emerging  country  issuer may not  reflect its financial  position or results of  operations in the way they would be reflected had the financial statements been prepared in accordance with the United States'
generally  accepted  accounting  principles.  Also,  for an  issuer  that  keeps accounting records in local currency, inflation accounting rules may require for both tax and  accounting  purposes,  that  certain  assets  and  liabilities  be restated on the  issuer's  balance  sheet in order to express  items in terms of currency or constant  purchasing  power.  Inflation  accounting  may  indirectly generate  losses or  profits.  Consequently,  financial  data may be  materially affected by restatements  for inflation and may not accurately  reflect the real condition of those issuers and securities markets.

     Further,  the Fund may  encounter  difficulty  or be unable to pursue legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States,  are likely to be higher.  Further,  the settlement  period of securities  transactions  in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries,  there is less government  supervision and regulation of business and industry practices,  stock exchanges,  brokers and listed companies than in the United  States,  and capital  requirements  for brokerage  firms are generally  lower.  The foreign  securities  markets of many of the  countries in which the Fund may  invest  may also be  smaller,  less  liquid  and  subject to greater price volatility than those in the United States.

     Emerging Markets Securities Risks.  Compared to the United States and other developed  countries,  emerging  countries may have volatile social  conditions, relatively unstable governments and political systems, economies based on only a few industries  and economic  structures  that are less diverse and mature,  and securities markets that trade a small number of securities,  which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile  and, in the past,  securities  in these  countries  have offered greater  potential  for  gain (as well as loss)  than  securities  of  companies located in developed countries.  Until recently,  there has been an absence of a
capital  market  structure  or  market-oriented   economy  in  certain  emerging
countries.  Further,  investments and  opportunities  for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging  countries.  These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners,  limits on the types of companies in which  foreigners  may invest and  prohibitions  on foreign  investments  in issuers or  industries  deemed  sensitive  to  national interests.  Additional restrictions may be imposed at any time by these or other countries in which the Fund invests.  Also, the  repatriation of both investment income and capital from several  foreign  countries is restricted and controlled under  certain  regulations,  including,  in some  cases,  the need for  certain governmental  consents.  Although these  restrictions  may in the future make it undesirable to invest in emerging  countries,  the Manager does not believe that any current  repatriation  restrictions  would  affect its decision to invest in such  countries.  Countries  such as  those in which  the Fund may  invest  have historically  experienced  and may continue to experience,  substantial,  and in some periods  extremely  high rates of inflation  for many years,  high interest rates,  exchange rate  fluctuations or currency  depreciation,  large amounts of external debt,  balance of payments and trade  difficulties  and extreme poverty and  unemployment.  Other factors which may influence the ability or willingness to  service  debt  include,  but are not  limited  to,  a  country's  cash  flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service  burden to the economy as a whole, its government's policy towards the International  Monetary Fund, the World Bank and  other  international  agencies  and the  political  constraints  to which a government debtor may be subject.

     Foreign  Government  Securities  Risks.  With respect to investment in debt
issues  of  foreign  governments,   the  ability  of  a  foreign  government  or
government-related  issuer to make timely and ultimate  payments on its external debt  obligations  will also be strongly  influenced by the issuer's  balance of payments,  including export performance, its access to international credits and investments,  fluctuations  in  interest  rates and the  extent  of its  foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international  prices of these  commodities or imports.  To the extent that a country receives  payment for its exports in currencies other than dollars,  its ability  to make  debt  payments  denominated  in  dollars  could  be  adversely affected. If a foreign government or  government-related  issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks
and  multilateral   organizations,   and  inflows  of  foreign  investment.  The
commitment on the part of these foreign governments,  multilateral organizations and others to make such  disbursements  may be conditioned  on the  government's implementation  of economic  reforms and/or economic  performance and the timely service of its  obligations.  Failure to implement  such  reforms,  achieve such levels of economic  performance  or repay  principal  or  interest  when due may curtail the  willingness of such third parties to lend funds,  which may further impair the  issuer's  ability or  willingness  to service  its debts in a timely manner.  The cost of servicing  external  debt will also  generally be adversely affected by rising  international  interest  rates  because many  external  debt obligations  bear interest at rates which are adjusted based upon  international interest  rates.  The ability to service  external  debt will also depend on the level of the  relevant  government's  international  currency  reserves  and its access to foreign  exchange.  Currency  devaluations may affect the ability of a government issuer to obtain sufficient  foreign exchange to service its external debt.

     As a result of the foregoing,  a foreign governmental issuer may default on its obligations.  If such a default occurs,  the Fund may have limited effective legal  recourse  against the issuer  and/or  guarantor.  Remedies  must, in some cases, be pursued in the courts of the defaulting party itself,  and the ability of the holder of foreign  government and  government-related  debt securities to obtain recourse may be subject to the political climate in the relevant country.
In addition,  no assurance can be given that the holders of commercial bank debt will not  contest  payments  to the  holders  of other  foreign  government  and government-related  debt  obligations  in  the  event  of  default  under  their commercial bank loan agreements.

     Risks Related to Additional Investment Techniques.  With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities  involved is generally not possible since the future value of such  securities in foreign  currencies will change as a consequence of market movements in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The  projection of short-term currency strategy is highly uncertain.

     It is  impossible  to forecast the market value of portfolio  securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the security is less than the amount of foreign currency the Fund are obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be  necessary to sell on the spot market some of the foreign  currency  received upon the sale of the  portfolio  security if its market value exceeds the amount of foreign currency the Fund are obligated to deliver.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     The Trust has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after thirty  calendar days have passed.  We post a list of the Fund's portfolio  holdings  monthly,  with a
30-day lag, on the Fund's Web site, www.delawareinvestments.com. In addition, on a 10-day lag, we also make available on the Web site a month-end summary listing of the number of the Fund's securities,  country and asset allocations,  and top
10  securities  and  sectors  by  percentage  of  holdings  for the  Fund.  This information  is available  publicly to any and all  shareholders  free of charge once posted on the Web site by calling 800 523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Fund's  shares,  are  generally  treated  similarly  and are not provided  with  the  Fund's  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the  Fund are provided  with the Fund's  portfolio  holdings  only to the extent  necessary to perform services under  agreements  relating to the Fund. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Fund's independent registered public accounting firm, the Fund's custodian,  the Fund's legal counsel, the Fund's financial printer, and the Fund's proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive  portfolio  holdings  information  more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Fund's  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Fund,  the  Manager,  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Fund's Chief Compliance Officer prior to such use.

     The Board  will be  notified  of any  substantial  change to the  foregoing procedures.  The Board also  receives an annual  report  from the Trust's  Chief
Compliance  Officer  which,  among other things,  addresses the operation of the
Trust's procedures concerning the disclosure of portfolio holdings information.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions  in each of the other  Delaware  Investments(R)Funds.  As of  November
[__],  2007,  the  Trust's  officers  and  Trustees  owned  less  than 1% of the outstanding  shares of the Fund,  except for the  Institutional  Class, in which they owned [____]% of the outstanding shares. The Trust's Trustees and principal officers are noted below along with their ages and their business experience for the past five  years.  The  Trustees  serve for  indefinite  terms  until  their resignation, death or removal.

-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
                                                                                                  Number of
                                                                                                  Portfolios in
                                                                                                  Fund Complex      Other
                                                                                                  Overseen by       Directorships
                                                                                                  Trustee/          Held by Trustee/
Name, Address, and          Position(s) Held    Length of Time      Principal Occupation(s)       Director or       Director or
Birthdate                   with the Trust      Served              During Past 5 Years           Officer           Officer
-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
Interested Trustees
-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
Patrick P. Coyne(1)            Chairman,       Chairman and        Mr. Coyne has served in             84          Director-Kayden
2005 Market Street         President, Chief    Trustee since    various executive capacities                            Corp.
Philadelphia, PA 19103         Executive        August 2006    at different times at Delaware
                             Officer, and                              Investments(2)
April 14, 1963                  Trustee        President and
                                                   Chief
                                                 Executive
                                               Officer since
                                                August 2006
-------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
Thomas L. Bennett               Trustee         Since March          Private Investor-                84            Director-Bryn
2005 Market Street                                 2005            (March 2004-Present)                             Mawr Bank Corp.
Philadelphia, PA 19103                                                                                                  (BMTC)
                                                                    Investment Manager-                            (April 1, 2007 -
October 4, 1947                                                     Morgan Stanley & Co.                           Present
                                                                  (January 1984-March 2004)
-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
John A. Fry                     Trustee        Since January             President-                   84         Director-Community
2005 Market Street                                 2001          Franklin & Marshall College                        Health Systems
Philadelphia, PA 19103                                              (June 2002-Present)
                                                                                                                   Director-Allied
May 28, 1960                                                     Executive Vice President -                        Barton Security
                                                                 University of Pennsylvania                            Holdings
                                                                  (April 1995-June 2002)

-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
Anthony D. Knerr                Trustee         Since April       Founder/Managing Director -            84                None
2005 Market Street                                 1990           Anthony Knerr & Associates
Philadelphia, PA 19103                                             (Strategic Consulting)
                                                                       (1990--Present)
December 7, 1938

-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
Lucinda S. Landreth             Trustee         Since March      Chief Investment Officer-            84                None
2005 Market Street                                 2005                Assurant, Inc.
Philadelphia, PA 19103                                                   (Insurance)
                                                                         (2002-2004)
June 24, 1947
-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
Ann R. Leven                    Trustee            Since                Consultant-                   84            Director and
2005 Market Street                            September 1989           ARL Associates                              Audit Committee
Philadelphia, PA 19103                                                Financial Planner                             Chairperson-
                                                                      (1983-Present)                               Andy Warhol
November 1, 1940                                                                                                     Foundation

                                                                                                                     Director and
                                                                                                                   Audit Committee
                                                                                                                       Chair-
                                                                                                                    Systemax Inc.
-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
Thomas F. Madison               Trustee          Since May        President/Chief Executive            84             Director-
2005 Market Street                                1997(3)        Officer-MLM Partners, Inc.                       CenterPoint Energy
Philadelphia, PA 19103                                           (Small Business Investing &
                                                                         Consulting)                                 Director and
February 25, 1936                                                 (January 1993- Present)                         Audit Committee
                                                                                                                    Chair-Digital
                                                                                                                      River Inc.

                                                                                                                     Director and
                                                                                                                   Audit Committee
                                                                                                                       Chair-
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                      Director-
                                                                                                                       Valmont
                                                                                                                   Industries, Inc.
-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
Janet L. Yeomans                Trustee         Since April               Treasurer                    84                None
2005 Market Street                                 1999           (January 2006 - Present)
Philadelphia, PA 19103
                                                                      Vice President-
July 31, 1948                                                      Mergers & Acquisitions
                                                                        (January 2003
                                                                      - January 2006),
                                                                     and Vice President
                                                                 (July 1995 - January 2003)
                                                                       3M Corporation

                                                                Ms. Yeomans has held various
                                                                 management positions at 3M
                                                                   Corporation since 1983.
-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------
J. Richard Zecher               Trustee         Since March     Founder-Investor Analytics           84              Director and
2005 Market Street                                 2005               (Risk Management)                            Audit Committee
Philadelphia, PA 19103                                              (May 1999-Present)                                  Member-
                                                                                                                  Investor Analytics
July 3, 1940                                                        Founder-Sutton Asset
                                                                   Management (Hedge Fund)                           Director and
                                                                 (September 1996-Present)                          Audit Committee
                                                                                                                        Member-
                                                                                                                    Oxigene, Inc.
-------------------------- ------------------ ---------------- -------------------------------- ----------------- -------------------

-------------------------- ------------------ ---------------- -------------------------------- ------------------ -----------------
                                                                                                  Number of
                                                                                                  Portfolios in
                                                                                                  Fund Complex      Other
                                                                                                  Overseen by       Directorships
                                                                                                  Trustee/          Held by Trustee/
Name, Address, and          Position(s) Held    Length of Time      Principal Occupation(s)       Director or       Director or
Birthdate                   with the Trust      Served              During Past 5 Years           Officer           Officer
-------------------------- ------------------ ---------------- -------------------------------- ------------------ -----------------

Officers
-------------------------- ------------------ ---------------- ---------------------------- ---------------------- -----------------
David F. Connor             Vice President,   Vice President    Mr. Connor has served as             84                None(4)
2005 Market Street          Deputy General         since        Vice President and Deputy
Philadelphia, PA 19103       Counsel, and     September 2000       General Counsel at
                               Secretary       and Secretary   Delaware Investments since
December 2, 1963                               since October              2000
                                                   2005
-------------------------- ------------------ ---------------- ---------------------------- ---------------------- -----------------
David P. O'Connor             Senior Vice       Senior Vice    Mr. O'Connor has served in            84                None(4)
2005 Market Street            President,        President,        various executive and
Philadelphia, PA 19103     General Counsel,       General          legal capacities at
                            and Chief Legal    Counsel, and        different times at
February 21, 1966               Officer         Chief Legal       Delaware Investments
                                               Officer since
                                               October 2005
-------------------------- ------------------ ---------------- ---------------------------- ---------------------- -----------------
John J. O'Connor              Senior Vice        Treasurer     Mr. O'Connor has served in            84                None(4)
2005 Market Street           President and    since February        various executive
Philadelphia, PA 19103         Treasurer           2005          capacities at different
                                                                    times at Delaware
June 16, 1957                                                          Investments
-------------------------- ------------------ ---------------- ---------------------------- ---------------------- -----------------
Richard Salus                 Senior Vice          Chief         Mr. Salus has served in             84                None(4)
2005 Market Street           President and       Financial          various executive
Philadelphia, PA 19103      Chief Financial    Officer since     capacities at different
                                Officer        November 2006        times at Delaware
October 4, 1963                                                        Investments
------------------------------------------------------------------------------------------------------------------------------------

(1)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trust's Manager.
(2)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter, and transfer agent.
(3)  In 1997,  several  funds  managed by  Voyageur  Fund  Managers,  Inc.  (the
     "Voyageur Funds") were incorporated into the Delaware  Investments(R)Family of Funds.  Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
(4)  Messrs.  Connor, David P. O'Connor,  John J. O'Connor, and Salus also serve in similar  capacities  for the six  portfolios  of the Optimum Fund Trust, which have the same Manager,  principal underwriter,  and transfer agent as the Trust.  Mr.  John J.  O'Connor  also serves in a similar  capacity  for
     Lincoln Variable  Insurance  Products Trust, an investment company that has several  portfolios  sub-advised by the Fund's investment manager and whose investment  advisor  is an  affiliated  person  of  the  Fund's  investment manager.

------------------------------------------------------------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

--------------------------------- ------------------------------ ------------------------ --------------------------------------
Name, Address and Birthdate           Position(s) Held with       Length of Time Served    Principal Occupation(s) During Past
                                            the Trust                                                    5 Years
--------------------------------- ------------------------------ ------------------------ --------------------------------------
Roger A. Early                       Senior Vice President/         Less than 1 Years           Mr. Early joined Delaware
2005 Market Street                  Senior Portfolio Manager                                      Investments in 2007.
Philadelphia, PA 19103-7094                                                                     Senior Portfolio Manager,
                                                                                              Chartwell Investment Partners
February 5, 1954                                                                                       (2003-2007)
                                                                                                Chief Investment Officer
                                                                                                   Turner Investments
                                                                                                       (2002-2003)
--------------------------------- ------------------------------ ------------------------ --------------------------------------
Paul Grillo                          Senior Vice President/             12 Years             During the past five years, Mr.
2005 Market Street                  Senior Portfolio Manager                                  Grillo has served in various
Philadelphia, PA 19103-7094                                                                 capacities at different times at
                                                                                                  Delaware Investments.
May 16, 1959
--------------------------------- ------------------------------ ------------------------ --------------------------------------

     The following  table shows each  Trustee's  ownership of shares of the Fund and of all Delaware Investments(R)Funds as of December 31, 2006.

-------------------------- ---------------------------------------------------------- ----------------------------------------------
Name                                                                             Aggregate Dollar Range of Equity Securities in All
                                                                                 Registered Investment Companies Overseen by Trustee
                              Dollar Range of Equity Securities in the Trust     in Family of Investment Companies
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
-------------------------- ---------------------------------------------------------- ----------------------------------------------
Patrick P. Coyne                                 Over $100,000                                            Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------- ---------------------------------------------------------- ----------------------------------------------
Thomas L. Bennett                                    None                                                     None
-------------------------- ---------------------------------------------------------- ----------------------------------------------
John A. Fry(1)                                       None                                                 Over $100,000
-------------------------- ---------------------------------------------------------- ----------------------------------------------
Anthony D. Knerr                                     None                                               $10,001 - $50,000
-------------------------- ---------------------------------------------------------- ----------------------------------------------
Lucinda S. Landreth                                  None                                               $50,001 - $100,000
-------------------------- ---------------------------------------------------------- ----------------------------------------------
Ann R. Leven                                         None                                                 Over $100,000
-------------------------- ---------------------------------------------------------- ----------------------------------------------
Thomas F. Madison                                    None                                               $10,001 - $50,000
-------------------------- ---------------------------------------------------------- ----------------------------------------------
Janet L. Yeomans                                     None                                                 Over $100,000
-------------------------- ---------------------------------------------------------- ----------------------------------------------
J. Richard Zecher                                    None                                                $10,001-$50,000
------------------------------------------------------------------------------------------------------------------------------------

(1)  As of December  31,  2006,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be invested in the Delaware Investments(R)Funds.  Mr. Fry held no shares of the  Delaware  Investments(R)Funds  outside of the Plan as of December  31,
     2006.

     The following  table sets forth the  compensation  received by each Trustee from the Trust  and the total  compensation  received  from all of the  Delaware
Investments(R)Funds  for which he or she served as a Trustee or Director for the fiscal year ended December 31, 2006.  Only the Trustees of the Trust who are not
"interested  persons"  as  defined  by the  1940  Act  (i.e.,  the  "Independent
Trustees") receive compensation from the Funds. The following table provides, in addition,  information  on the  retirement  benefits  accrued on behalf of those
Trustees  eligible  to receive  such  benefits  under the  Delaware  Investments
Retirement Plan for  Trustees/Directors  (the "Retirement  Plan"). This plan was recently terminated as more fully described below.

                                                                                         Total Compensation from
                                                                                        the Investment Companies
                                                              Retirement Benefits            in the Delaware
                                 Aggregate Compensation     Accrued as Part of Fund           Investments(R)
Trustee                              from the Trust               Expenses(1)                  Complex(2)

Thomas L. Bennett                        $1,583                        $0                       $160,621

John A. Fry                              $1,614                      $1,458                     $163,833

Anthony D. Knerr                         $1,428                      $6,673                     $144,833

Lucinda S. Landreth                      $1,486                        $0                       $151,333

Ann R. Leven                             $1,880                      $6,191                     $191,333

Thomas F. Madison                        $1,686                      $6,654                     $170,333

Janet L. Yeomans                         $1,512                      $2,842                     $152,833

J. Richard Zecher                        $1,530                        $0                       $155,333

(1)  Figures  reflect  amounts  already  accrued under the  Retirement  Plan and additional amounts accrued to effect the termination of the Retirement Plan for the  Delaware  Investments(R)Funds  that are  series of the Trust as of
     November 30,  2006.  The Manager has agreed to absorb a minimum of $500,000 through certain additional waivers and/or reimbursements for those Delaware
     Investments(R)Funds  within the Fund  Complex  that are  subject to expense limitations.
(2)  Effective December 1, 2006, each Independent  Trustee/Director will receive an annual retainer fee of $84,000 for serving as a Trustee/Director for all
     32 investment companies in the Delaware  Investments(R)family,  plus $5,000 per day for attending  each Board Meeting held on behalf of all  investment
     companies  in  the  complex.   Members  of  the  Nominating  and  Corporate
     Governance  Committee,  Audit Committee,  and Investments Committee receive additional  compensation of $2,500 for each Committee meeting attended.  In addition,  the chairpersons of the Audit,  Investments,  and Nominating and
     Corporate Governance Committees each receive an annual retainer of $15,000.
     The Lead/Coordinating  Trustee/Director of the Delaware Investments(R)Funds
     receives an  additional  annual  retainer of $35,000.  These amounts do not include payments related to the termination of the Retirement Plan.

     Until  the  Retirement   Plan's   termination  as  described  below,   each
Independent  Trustee who, at the time of his or her retirement  from the Boards, having  attained  the age of 70 and  served  on the  Boards  for at  least  five continuous years, was entitled to receive payments from each investment  company in  the  Delaware  Investments(R)family  for  which  he or  she  had  served  as
Trustee/Director.  These  payments  were to be made  for a  period  equal to the lesser of the number of years that such person served as a  Trustee/Director  or the remainder of such person's life. The amount of such payments would have been equal,  on an  annual  basis,  to the  amount  of the  annual  retainer  paid to
Trustees/Directors  of each  investment  company  at the  time of such  person's retirement.

     The table below sets forth the  estimated  annual  retirement  benefit that would have been payable  under the  Retirement  Plan at  specified  compensation levels and years of service.  Trustees  credited  with years of service  through
December 31, 2006 are: Mr. Knerr (17 years),  Ms. Leven (17 years),  Mr. Madison
(13 years), Ms. Yeomans (8 years), and Mr. Fry (6 years). During the fiscal year ended December 31, 2006, two former Trustees of the Trust were receiving  yearly benefits under the  Retirement  Plan:  Mr. Walter P. Babich  ($70,000),  and Mr.
Charles E. Peck ($50,000).

-------------------------------- ----------------------------------------------------------
                                                     Years of Service
-------------------------------- ---------------------------- -----------------------------
Amount of Annual Retainer Paid
in Last Year of Service                   0-4 Years                 5 Years or More
-------------------------------- ---------------------------- -----------------------------
          $50,000(1)                         $0                         $50,000
-------------------------------- ---------------------------- -----------------------------
          $70,000(2)                         $0                         $70,000
-------------------------------- ---------------------------- -----------------------------
          $80,000(3)                         $0                         $80,000
-------------------------------- ---------------------------- -----------------------------

(1)  Reflects final annual retainer for Charles E. Peck, a retired trustee.
(2)  Reflects final annual retainer for Walter P. Babich, a retired trustee.
(3)  Reflects  annual  retainer at the time of termination for Anthony D. Knerr,
     Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and John A. Fry.

     The Board of Trustees/Directors of the Delaware  Investments(R)Funds  voted to terminate the Delaware  Investments  Retirement Plan for  Trustees/Directors,
effective  November 30, 2006. As a result of the  termination  of the Retirement
Plan, no further  benefits will accrue to any current or future  directors and a one-time  payment of benefits  earned under the Retirement  Plan will be paid to eligible  Trustees/Directors.  The amount of the payment represents the benefits to which  the  current  Trustee/Director  is  entitled  under  the  terms of the
Retirement  Plan.  The  calculation  of such  amount is based on: (1) the annual
retainer   amount   as  of  the  date  of   termination   ($80,000),   (2)  each
Trustee/Director's  years  of  service  as of the  date of  termination  (listed
above),   and  (3)  the   actuarially   determined   life   expectancy  of  each
Trustee/Director. The payments thus calculated are discounted to present value.

     The net present value of the benefits  accrued under the plan to which each
such   Independent   Trustee/Director   is   entitled   was   calculated   by  a
licensed/certified  actuary  and then  reviewed  and  approved  by the  Delaware
Investments(R)Funds'  Independent Directors who had no benefits vested under the
Plan.  The  amounts  being  paid  in  2007  are as  follows:  Anthony  D.  Knerr
($702,373);  Ann R. Leven  ($648,635);  Thomas F. Madison  ($696,407);  Janet L.
Yeomans ($300,978); and John A. Fry ($155,030).

The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting  firm  and the  full  Board.  The  Trust's  Audit
Committee  consists  of the  following  four  Independent  Trustees:  Thomas  F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held seven meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies,  and  considers the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the Board  only in the event  that there is a vacancy on the
Board.  Shareholders who wish to submit  recommendations  for nominations to the
Board to fill a vacancy  must  submit  their  recommendations  in writing to the
Nominating and Corporate Governance Committee, c/o Delaware  Investments(R)Funds
at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.  Shareholders should include  appropriate  information on the background  and  qualifications  of any person  recommended  (e.g.,  a  resume),  as  well  as the  candidate's  contact information  and a written  consent from the candidate to serve if nominated and elected.  Shareholder  recommendations  for  nominations  to the  Board  will be accepted on an ongoing basis and such  recommendations  will be kept on file for consideration  when there is a vacancy on the Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,  Chairman;  Anthony D.
Knerr;  Lucinda S. Landreth;  and Ann R. Leven (ex-officio).  The committee held seven meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board, its committees,  and its activities. The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held four meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to  the  Fund  by  the  Manager  as  well  as  any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed  amendments to existing  agreements  and to recommend what action the full Board and the independent  directors/trustees take regarding the approval of all such proposed  arrangements;  and (iii) review from time to time reports supplied by the Manager  regarding  investment  performance and expenses and suggest changes to such reports.  The Investments  Committee consists of the following four Independent  Trustees:  Thomas L. Bennett,  Chairman;  Lucinda S.
Landreth;  Jan L. Yeomans; and J. Richard Zecher. The Investments  Committee was
established  on October 25, 2006.  The  Investments  Committee held two meetings during the Trust's last fiscal year.

Code of Ethics
     The  Trust,   the  Manager,   the   Distributor,   and  Lincoln   Financial
Distributors,  Inc. (the Fund's financial intermediary  wholesaler) have adopted
Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940
Act, which govern personal securities  transactions.  Under the Codes of Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities  that may be purchased or held by the Fund, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting
     The Fund has  formally  delegated  to the  Manager the  responsibility  for making all proxy voting  decisions in relation to portfolio  securities  held by the Fund.  If and when  proxies  need to be voted on  behalf  of the  Fund,  the
Manager  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Manager's proxy  voting  process  for the Fund.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Fund.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and vote proxies  generally in accordance  with the Procedures.  The Committee is responsible for overseeing  ISS's proxy voting activities.  If a proxy has been voted for the Fund, ISS will create a record of the vote. Information,  if any, regarding how the Fund voted proxies relating to portfolio  securities  during the most recently  reported  12-month period ended
June 30 is  available  without  charge:  (i)  through  the  Fund's  Web  site at
www.delawareinvestments.com; and (ii) on the SEC's Web site at www.sec.gov.

     The Procedures contain a general guideline stating that  recommendations of company management on an issue  (particularly  routine issues) should be given a fair amount of weight in determining how proxy issues should be voted.  However, the Manager  will  normally  vote  against  management's  position  when it runs counter to its specific  Proxy Voting  Guidelines  (the  "Guidelines"),  and the
Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Fund.  Some  examples  of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

     Because the Trust has delegated  proxy voting to the Manager,  the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Manager does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies that the Manager  receives on behalf of the
Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined  Procedures, it normally will not be necessary for the Manager to make an actual  determination of how to vote a particular proxy,  thereby largely eliminating  conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation,  the
Committee  will first assess the issue to see if there is any possible  conflict of interest  involving  the Manager or affiliated  persons of the Manager.  If a member of the  Committee  has actual  knowledge of a conflict of  interest,  the
Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to the
Committee  on how to vote the  proxy  in the best  interests  of the  Fund.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes investment management services to the Fund, subject to the supervision and  direction  of the Trust's  Board of  Trustees.  The Manager  also  provides investment management services to all of the other Delaware Investments(R)Funds.
Affiliates  of  the  Manager  also  manage  other  investment  accounts.   While
investment decisions for the Fund are made independently from those of the other funds and accounts,  investment  decisions for such other funds and accounts may be made at the same time as investment  decisions for the Fund. The Manager pays the salaries of all Trustees,  officers and employees  who are  affiliated  with both the Manager and the Trust.

     The  Manager  and  its   predecessors   have  been  managing  the  Delaware
Investments(R)Funds  since 1938. As of September  30, 2007,  the Manager and its affiliates within Delaware  Investments were managing in the aggregate in excess of $[___]  billion in assets in various  institutional  or  separately  managed, investment company and insurance  accounts.  The Manager is a series of Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. ("DMH"). DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation ("Lincoln"). Lincoln, with headquarters in Philadelphia,  Pennsylvania,  is a diversified organization with operations  in  many  aspects  of the  financial  services  industry,  including insurance and investment management.  Delaware Investments is the marketing name for DMH and its  subsidiaries.  The  Manager  and its  affiliates  own the  name
"Delaware Group." Under certain circumstances,  including the termination of the
Trust's advisory relationship with the Manager or its distribution  relationship with the  Distributor,  the Manager and its affiliates  could cause the Trust to delete the words "Delaware Group" from the Trust's name.

     The Investment  Management  Agreement between the Fund and the Manager (the
"Investment  Management  Agreement") is dated December 15, 1999 and was approved by shareholders on that date. The Investment Management Agreement had an initial term of two years and may be renewed  each year only so long as such renewal and continuance are specifically  approved at least annually by the Board or by vote of a majority of the outstanding  voting securities of the Fund, and only if the terms and the renewal  thereof  have been  approved by the vote of a majority of the  Trust's  Independent  Trustees  who are not parties  thereto or  interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  The  Investment  Management  Agreement is  terminable without  penalty  on 60  days'  notice  by  the  Trust  or by the  Manager.  The
Investment Management Agreement will terminate automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreement,  the  Fund  shall  pay the  Manager  an  annual  management  fee as a percentage  of  average  daily  net  assets  equal to:  0.50% on the first  $500 million;  0.475% on the next $500 million;  0.45% on the next $1.5 billion;  and
0.425% on assets in excess of $2.5 billion.

     For the  period  May 1,  2007  through  April 30,  2008,  the  Manager  has contracted  to waive its  advisory  fee and pay the  expenses of the Fund to the extent necessary to ensure that the Fund's annual operating expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  inverse floater  program  expenses, brokerage fees,  short-sale  dividend and interest  expenses,  certain insurance costs and non-routine  expenses or costs,  including,  but not limited to, those relating to reorganizations,  litigation,  conducting  shareholder  meetings and liquidations)  do not exceed  0.69%.  The Manager has  acknowledged  that it (i)
shall not be  entitled  to collect  on, or make a claim for,  waived fees at any time in the  future,  and (ii) shall not be  entitled  to collect  on, or make a claim for, reimbursed Series expenses at any time in the future.

During the past  three  fiscal  years,  the Fund paid the  following  investment management fees, after fee waivers:

  Fiscal Year Ended     Incurred            Paid             Waived
  12/31/06             $1,260,007         $812,502          $447,505
  12/31/05             $1,441,456        $1,004,566         $436,890
  12/31/04             $1,729,327         $952,169          $777,158

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreement and the Distributor under the Distribution  Agreement,  the
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include  the  Fund's  proportionate  share of certain  administrative  expenses;
investment  management  fees;  transfer and dividend  disbursing  agent fees and costs;  accounting  fees;  custodian  expenses;  federal  and  state  securities registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094, serves as the national distributor for the
Trust's  shares  under a  Distribution  Agreement  dated  April  19,  2001.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell  shares of the Fund.  See the  Prospectuses  for  information  on how to invest.  Shares of the Fund are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the  Distributor  or the Trust.  The  Distributor  also serves as the national  distributor  for the  other  Delaware  Investments(R)Funds.  The Board annually reviews fees paid to the Distributor.

     During the Fund's last three fiscal  years,  the  Distributor  received net commissions from the Fund on behalf of its Class A Shares,  after  re-allowances to dealers, as follows:

                            Total Amount of Underwriting
Fiscal Year Ended                    Commission              Amounts Re-allowed to Dealers        Net Commission to DDLP
12/31/06                                $52,876                          $44,921                             $7,955
12/31/05                                $95,906                          $80,443                            $15,463
12/31/04                               $176,458                         $139,967                            $36,491

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  limited  contingent  deferred sales charge ("Limited CDSC") payments with respect to Class A Shares of the Fund as follows:

--------------------------------------------------------------------------------
                                     CDSC Payments
------------------------------ -------------------------------------------------
      Fiscal Year Ended                             Class A Shares
------------------------------ -------------------------------------------------
          12/31/06                                        $8
------------------------------ -------------------------------------------------
          12/31/05                                        $70
------------------------------ -------------------------------------------------
          12/31/04                                      $1,869
------------------------------ -------------------------------------------------

     During the last three fiscal years,  the  Distributor  received  contingent deferred sales charge ("CDSC") payments with respect to Class B Shares and Class
C Shares as follows:

--------------------------------------------------------------------------------
                                        CDSC Payments
------------------------------ ---------------------------- --------------------
      Fiscal Year Ended               Class B Shares           Class C Shares
------------------------------ ---------------------------- --------------------
          12/31/06                       $11,136                  $1,566
------------------------------ ---------------------------- --------------------
          12/31/05                       $44,312                  $6,340
------------------------------ ---------------------------- --------------------
          12/31/04                       $86,443                 $85,366
------------------------------ ---------------------------- --------------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the  Fund's  financial  intermediary  wholesaler  pursuant  to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Financial Intermediary  Agreement") with the Distributor as of January 1, 2007.
LFD is  primarily  responsible  for  promoting  the sale of Fund shares  through
broker/dealers,   financial   advisors,   and  other  financial   intermediaries
(collectively,  "Financial  Intermediaries").  The address of LFD is 2001 Market
Street,  Philadelphia,  PA 19103-7055.  The Distributor  pays LFD for the actual
expenses   incurred  by  LFD  in  performing  its  duties  under  the  Financial
Intermediary  Agreement as determined  by the  Distributor's  monthly  review of
information   retrieved  from  Lincoln  Financial  Group's   applicable  expense
management  system.  Based on this review,  the Distributor may request that LFD provide  additional  information  describing  its expenses in detail  reasonably acceptable to the Distributor.  Additionally,  the parties shall agree from time to time to a mechanism to monitor LFD's expenses. The fees associated with LFD's services to the Fund are borne  exclusively  by the  Distributor  and not by the
Fund.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Fund's shareholder servicing,  dividend disbursing,  and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001,  as amended.  The  Transfer  Agent is an indirect  subsidiary  of DMH and, therefore,  of Lincoln.  The Transfer Agent also acts as shareholder  servicing, dividend  disbursing and transfer agent for other Delaware  Investments(R)Funds.
The  Transfer  Agent  is paid a fee by the  Fund for  providing  these  services consisting  of an annual per  account  charge of $27.00 for each open and $10.00 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

     Each Fund, in addition to the Transfer  Agent,  has  authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other  intermediaries  to accept purchase and redemption orders on the behalf of each Fund.  For  purposes of pricing,  each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Service  Company,  Inc. also provides  accounting  services to the
Fund pursuant to a separate Fund Accounting  Agreement.  Those services  include performing  all  functions  related to  calculating  the Fund's net asset  value
("NAV") and providing all financial  reporting services,  regulatory  compliance testing  and other  related  accounting  services.  For its  services,  Delaware
Service Company, Inc. is paid a fee based on total assets of all of the Delaware
Investments(R)Funds  for which it provides such accounting services. Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which
Delaware Service  Company,  Inc.  furnishes  accounting  services.  The fees are charged to each Fund and the other Delaware  Investments(R)Funds on an aggregate pro rata basis.

Custodian
     Mellon Bank,  N.A.  ("Mellon"),  One Mellon Center,  Pittsburgh,  PA 15258,
serves as  custodian of the Fund's  securities  and cash.  As custodian  for the
Fund,  Mellon maintains a separate  account or accounts for the Fund;  receives, holds, and releases  portfolio  securities on account of the Fund;  receives and disburses  money on behalf of the Fund;  and collects  and  receives  income and other payments and distributions on account of the Fund's portfolio securities.

     With  respect  to  foreign  securities,   Mellon  makes  arrangements  with
sub-custodians  who were approved by the Board in accordance  with Rule 17f-5 of the 1940 Act. When selecting  foreign  sub-custodians,  the Trustees  consider a number of factors,  including, but not limited to, the reliability and financial stability  of the  institution,  the  ability  of  the  institution  to  provide efficiently the custodial  services required for the Fund, and the reputation of the institutions in the particular country or region.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each portfolio  manager is primarily  responsible as of November [__],
2007. Any accounts managed in a personal  capacity appear under "Other Accounts"
along with other accounts managed on a professional  basis. The personal account information  is current as of the most  recent  calendar  quarter  end for which account statements are available.

                                                                                                               Total Assets
                                                                                                             in Accounts with
                                     No. of              Total Assets         No. of Accounts with           Performance-Based
                                     Accounts              Managed           Performance-Based Fees                Fees
Roger A. Early
 Registered Investment                  16               $6.7 billion                   0                         $--
  Companies
 Other pooled Investment                1               $13.5 million                   0                         $--
  Vehicles
 Other Accounts                         2              $750.4 billion                   1                         $--

Paul Grillo
 Registered Investment                  12               $2.9 billion                   0                         $--
  Companies
 Other pooled Investment                2               $15.7 million                   0                         $--
  Vehicles
 Other Accounts                         13             $900.0 million                   1                    $678.7 million

Description of Potential Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided  to the Fund and the  investment action for each account and the Fund may differ. For example,  an account or the
Fund  may be  selling  a  security,  while  another  account  or the Fund may be purchasing or holding the same security. As a result,  transactions executed for one account and the Fund may adversely  affect the value of  securities  held by another account.  Additionally, the management of multiple accounts and the Fund may give rise to potential  conflicts of interest,  as a portfolio  manager must allocate time and effort to multiple  accounts and Fund. A portfolio manager may discover  an  investment  opportunity  that may be  suitable  for more  than one account or the Fund. The investment opportunity may be limited, however, so that all accounts and the Fund for which the investment  would be suitable may not be able to  participate.  The Manager has adopted  procedures  designed to allocate investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

     One of the accounts managed by Mr. Grillo has a performance-based fee. This compensation  structure  presents a potential  conflict of interest  because Mr.
Grillo  has an  incentive  to  manage  such  an  account  so as to  enhance  the performance  of the  account,  to the possible  detriment of other  accounts for which he does not receive a performance-based fee.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus:  Each portfolio  manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative  factors.  The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management  fees and expenses,  including fund waiver  expenses,  for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately  80% of the bonus is  quantitatively  determined.  For  investment companies,  each manager is  compensated  according the Fund's Lipper peer group percentile  ranking on a one-year and  three-year  basis.  For managed  separate accounts the  portfolio  managers  are  compensated  according to the  composite percentile  ranking in consultant  databases.  There is no objective award for a fund that falls below the 50th  percentile  for a given time period.  There is a
sliding  scale  for  investment   companies  that  are  ranked  above  the  50th
percentile.  The  managed  separate  accounts  are  compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

     With respect to Mr. Early, due to transitioning  of  responsibilities,  Mr.
Early's bonus for the past year were  guaranteed.  It is anticipated  that going forward  an  objective  component  will be added that is  reflective  of account performance relative to an appropriate peer group or database.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares," in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating  in the growth of the Manager.  Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded  from time to time by the  Manager  in its  full  discretion.  Option  awards  may be based in part on seniority. The fair market value of the shares is normally determined as of each
June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the  shareholder  may put them back to the issuer or the shares may be called back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of December 31, 2006, the Fund's portfolio  managers owned the following amounts of Fund shares:

                                     Dollar Range Of Fund
    Portfolio Manager                 Shares Owned(1)
    ------------------------------------------------------
    Roger A. Early                       None
    Paul Grillo                      Over $100,000

(1)  Includes Fund shares  beneficially owned by portfolio manager and immediate family members sharing the same household.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Fund  for the  purchase  or sale of  portfolio  securities  on the  basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best  execution  for the Fund.  Best  execution  refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the account on the transaction. A number of trades are made on a net basis where the Fund either buys  securities  directly  from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the  difference  between the buy and sell price) which is the equivalent of a commission.  When a commission is paid, the Fund pays reasonable  brokerage commission rates based upon the professional  knowledge of the Manager's trading department as to rates paid and charged for similar transactions  throughout the
securities  industry.  In  some  instances,   the  Fund  pays  a  minimal  share
transaction cost when the transaction presents no difficulty.

     During the past three fiscal years,  the Fund paid the following  aggregate dollar amounts of brokerage commissions:

                                  Brokerage
    Fiscal Year Ended            Commissions
    ---------------------------------------------
    12/31/06                       $19,952
    12/31/05                       $31,524(1)
    12/31/04                       $78,009

(1)  The  decrease  in the  amount of  brokerage  commissions  paid was due to a decrease in trading activity.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making process with respect to one or more mutual funds and accounts managed by it, and may not be used, or used  exclusively,  with respect to the mutual fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Fund's Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and  research  services  may result in the Fund  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers  who provide daily portfolio pricing services to the
Fund and to  other  Delaware  Investments(R)Funds.  Subject  to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During  the  fiscal  year  ended  December  31,  2006,  none of the  Fund's portfolio  transactions  were  directed  to  broker/dealers  for  brokerage  and research services provided.

     As of December  31, 2006,  the Fund held the  following  securities  of its regular  broker/dealers,  as defined in Rule 10b-1  under the 1940 Act,  or such broker/dealers' parents:

----------------------------------------------- --------------------------------
Name of Regular Broker/Dealer                    Value of Any Securities Owned
                                                        (000s omitted)
----------------------------------------------- --------------------------------
Bear Stearns                                               $3,500
----------------------------------------------- --------------------------------
Credit Suisse First Boston                                 $2,255
----------------------------------------------- --------------------------------
Merrill Lynch, Pierce, Fenner                              $2,530
----------------------------------------------- --------------------------------

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the  opinion  of the  Manager  and the  Trust's  Board  that  the advantages of combined  orders outweigh the possible  disadvantages  of separate transactions.

     Consistent with the Financial Industry Regulatory Authority ("FINRA"),  and
subject  to  seeking  best   execution,   the  Manager  may  place  orders  with
broker/dealers  that  have  agreed  to  defray  certain  Fund  expenses  such as custodian fees.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and  allocated to each Class of the
Fund, an unlimited  number of shares of  beneficial  interest with no par value.
All  shares  are,  when  issued  in  accordance  with the  Trust's  registration statement (as it may be amended from time to time),  governing  instruments  and applicable law, fully paid and  non-assessable.  Shares do not have  pre-emptive rights. All shares of the Fund represent an undivided  proportionate interest in the assets of the Fund. As a general  matter,  shareholders  of Fund Classes may vote only on  matters  affecting  their  respective  Class,  including  the Fund
Classes'  Rule 12b-1  Plans that  relate to the Class of shares  that they hold.
However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund  under the Rule 12b-1  Plan  relating  to Class A Shares.
Except for the foregoing,  each share Class has the same voting and other rights and preferences as the other Classes of the Fund.  General  expenses of the Fund will be  allocated on a pro-rata  basis to the classes  according to asset size, except that  expenses of the Fund  Classes'  Rule 12b-1 Plans will be  allocated solely to those classes.

     Until May 31,  1992,  the Fund  offered  shares of two  retail  classes  of shares,  Investors Series II class (now Class A Shares) and the Investors Series
I class.  Shares of Investors  Series I class were offered with a sales  charge, but  without  the  imposition  of a Rule  12b-1  fee.  Effective  June 1,  1992,
following  shareholder  approval of a plan of  recapitalization on May 15, 1992, shareholders  of the Investors  Series I class had their shares  converted  into shares of the Investors  Series II class and became subject to the latter class'
Rule  12b-1  charges.   Effective  at  the  same  time,  following  approval  by
shareholders,  the name  Investors  Series  was  changed  to  Treasury  Reserves
Intermediate  Series  and the name  Investors  Series  II class was  changed  to
Treasury Reserves  Intermediate Fund class.  Treasury Reserves Intermediate Fund
(Institutional)  class was first  offered on June 1, 1992 and  beginning  May 2,
1994 it became known as Treasury Reserves Intermediate Fund Institutional Class.
On May 2, 1994, the Treasury  Reserves  Intermediate  Fund class became known as the  Treasury  Reserves  Intermediate  Fund A  Class.  Effective  as of close of business on August 28, 1995,  the Trust's name was changed from  Delaware  Group
Treasury Reserves,  Inc. to Delaware Group  Limited-Term  Government Funds, Inc.
and the name Treasury Reserves  Intermediate  Series was changed to Limited-Term
Government Fund. At the same time, the names of Treasury  Reserves  Intermediate
Fund A Class,  Treasury Reserves Intermediate Fund B Class and Treasury Reserves
Intermediate Fund  Institutional  Class were changed to Limited-Term  Government
Fund A Class,  Limited-Term Government Fund B Class, and Limited-Term Government
Fund  Institutional  Class,  respectively.  Effective as of August 16, 1999, the name of Limited-Term Government Fund changed to Delaware Limited-Term Government
Fund.  Corresponding  changes  were also made to the names of each of the Fund's
Classes.  Effective as of December  15, 1999,  the Trust's name was changed from
Delaware  Group   Limited-Term   Government   Funds,   Inc.  to  Delaware  Group
Limited-Term  Government Funds. The Fund's Class R Shares were initially offered on June 2, 2003. Effective November [__], 2007, Delaware Limited-Term Government
Fund changed its name to Delaware Limited-Term Diversified Income Fund.

Non-cumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

     Effective  at the close of business on May 31, 2007,  no new or  subsequent investments,  including  investments  through automatic  investment plans and by qualified  retirement plans (such as 401(k) plans,  403(b) plans, or 457 plans), will be allowed in Class B shares in the Fund,  except through a reinvestment of dividends or capital  gains or permitted  exchanges.  Existing  shareholders  of
Class B shares may  continue  to hold their Class B shares,  reinvest  dividends into  Class B  shares,  and  exchange  their  Class  B  shares  of one  Delaware
Investments  Fund for Class B shares of another  Delaware  Investments  Fund, as permitted by existing exchange privileges.

     For  Class B  shares  outstanding  as of May 31,  2007  and  Class B shares acquired  upon  reinvestment  of dividends or capital  gains,  all Class B share attributes,  including the CDSC schedules,  conversion to Class A schedule,  and distribution  and service (12b-1) fees, will continue in their current form. You will be notified via  Supplement  if there are any changes to these  attributes, sales charges, or fees.

     Effective  at  the  close  of  business  on  May  31,  2007,  the  12-month reinvestment  privilege described in the Section entitled  "Purchasing  Shares--
12-Month Reinvestment Privilege" will no longer apply to Class B shares.

General Information
     Shares of the Fund are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the  Distributor or the Trust.  The Trust reserves the right to suspend sales of
Fund  shares,  and reject any order for the  purchase  of Fund  shares if in the opinion of management such rejection is in the Fund's best interest. The minimum initial  investment  generally is $1,000 for Class A Shares,  Class B Shares and
Class C Shares.  Subsequent purchases of such Classes generally must be at least
$100. The initial and subsequent  investment minimums for Class A Shares will be waived for  purchases  by  officers,  Trustees  and  employees  of any  Delaware
Investments(R)  Fund,  the  Manager or any of the  Manager's  affiliates  if the purchases are made pursuant to a payroll  deduction  program.  Shares  purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25.
There are no minimum  purchase  requirements  for Class R and the  Institutional
Classes, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers have the  responsibility  of transmitting  orders promptly.
The Fund  reserves  the right to reject any order for the purchase of its shares if in the opinion of management  such rejection is in such Fund's best interest.
If a purchase  is  canceled  because  your  check is  returned  unpaid,  you are responsible  for any loss  incurred.  The  Fund  can  redeem  shares  from  your account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making future  purchases in any Delaware  Investments(R)Fund.  The Fund reserves the right to reject  purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right,  following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund  also  reserves  the  right,  upon 60  days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     FINRA has adopted  amendments to its Conduct Rules,  relating to investment company  sales  charges.  The Trust and the  Distributor  intend to  operate  in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Fund.   However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate  officer of the Fund.
No charge is assessed by the Trust for any certificate issued. The Fund does not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Fund.  In those  circumstances,  a  shareholder  may be  subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

     Accounts  of certain  omnibus  accounts  and  managed  or  asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements-- Class A, B, C, and R Shares
     The alternative  purchase  arrangements of Fund Classes permit investors to choose the method of  purchasing  shares that is most  suitable  for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant  circumstances.  Investors should  determine  whether, given their particular circumstances,  it is more advantageous to purchase Class
A Shares and incur a front-end  sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the  average  daily net assets of Class A Shares, or to  purchase  either  Class B or Class C Shares and have the  entire  initial purchase amount invested in the Fund with the investment thereafter subject to a
CDSC and annual Rule 12b-1 Plan  expenses.  Class B Shares are subject to a CDSC if the shares are redeemed  within  three years of purchase,  and Class C Shares are subject to a CDSC if the shares are  redeemed  within 12 months of purchase.
Class B and Class C Shares are each  subject to annual Rule 12b-1 Plan  expenses of up to a maximum of 1.00%  (0.25% of which are service  fees to be paid to the
Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class
B  Shares  will  automatically   convert  to  Class  A  Shares  at  the  end  of
approximately  five years after purchase and,  thereafter,  be subject to annual
Rule 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.  Unlike Class B Shares, Class C Shares do not convert to another
Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors also should consider the fact that, like Class B Shares and
Class C Shares,  Class R Shares do not have a front-end sales charge and, unlike
Class B Shares and Class C Shares,  Class R Shares are not subject to a CDSC. In comparing Class B Shares to Class R shares,  investors  should also consider the duration of the annual  Rule 12b-1 Plan  expenses to which each Class is subject and the desirability of an automatic  conversion feature to Class A Shares (with lower annual Rule 12b-1 Plan fees),  which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Fund,  the  Distributor  and others will be paid, and in the case of Class A Shares,  from the proceeds of the front-end sales charge and
Rule 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and Class C Shares  are the same as those of the Rule 12b-1 Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on Class A Shares, Class B Shares, Class C Shares,
Class R Shares,  and  Institutional  Class Shares will be calculated in the same manner,  at the same  time  and on the same day and will be in the same  amount, except that the amounts of Rule 12b-1 Plan expenses  relating to Class A Shares,
Class B Shares,  Class C Shares and Class R Shares will be borne  exclusively by such shares. See "Determining Offering Price and Net Asset Value" below for more information.

     Class A  Shares:  Purchases  of  $100,000  or more of Class A Shares at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectus,  and may  include a series of  purchases  over a
13-month  period under a Letter of Intent signed by the purchaser.  See "Special
Purchase  Features - Class A Shares" below for more information on ways in which investors  can avail  themselves  of reduced  front-end  sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As  described in the Fund  Classes'  Prospectus,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission, purchases of Class A Shares of other Delaware Investments(R)Funds as to which a Limited  CDSC  applies  (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and Exchange") may be aggregated with those of the Class A Shares of the Fund.  Financial advisors also may be eligible for a dealer's  commission in connection  with certain  purchases made under a Letter of Intent or pursuant to an investor's  Right of  Accumulation.  Financial  advisors  should  contact the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An exchange from other  Delaware  Investments(R)Funds  will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge-- Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased  without a front-end  sales charge. Class B Shares redeemed within three years of purchase may be subject to a CDSC at the rates  set forth  above,  and  Class C Shares  redeemed  within 12 months of  purchase  may be subject to a CDSC of 1.00%.  CDSCs are  charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an  amount  equal to the  lesser  of the NAV at the time of  purchase  of the shares being redeemed or the NAV of those shares at the time of  redemption.  No
CDSC will be imposed on increases in NAV above the initial  purchase price,  nor will a CDSC be assessed on redemptions of shares acquired  through  reinvestment of dividends or capital gains  distributions.  For purposes of this formula, the
"NAV at the time of  purchase"  will be the NAV at purchase of Class B Shares or
Class C Shares of the Fund,  even if those shares are later exchanged for shares of  another  Delaware  Investments(R)Fund.  In the event of an  exchange  of the shares,  the "NAV of such shares at the time of  redemption"  will be the NAV of the shares  that were  acquired  in the  exchange.  See  "Waiver  of  Contingent
Deferred Sales Charge-- Class B Shares and Class C Shares" under "Redemption and
Exchange"  for the Fund Classes for a list of the instances in which the CDSC is waived.

     During the fourth year after  purchase  and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual Rule 12b-1 Plan  expenses  of up to 1.00% of average  daily net assets of those  shares.  At the  end of  approximately  five  years  after  purchase,  an investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See  "Automatic  Conversion of Class B Shares" under  "Redemption  and
Exchange." The Class A Shares into which Class B Shares will convert are subject to  ongoing  annual  Rule  12b-1  Plan  expenses  of up to a maximum of 0.30% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than three years are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and finally by shares held longest during the three-year period.
With  respect to Class C Shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first  followed  by shares  acquired  through  the reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested in Fund shares.  The  Distributor  currently  anticipates  compensating dealers or brokers for selling  Class B Shares at the time of purchase  from its own  assets  in an  amount  equal to no more  than  2.00% of the  dollar  amount purchased.  As discussed  below,  however,  Class B Shares are subject to annual
Rule 12b-1 Plan  expenses  and, if redeemed  within three years of  purchase,  a
CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the proceeds of the Rule 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class B Shares as described in this Part B, even after the exchange. See "Redemption and Exchange"
below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for five  years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next
Business Day (as defined below) of March, June, September, and December (each, a
"Conversion  Date"). If the fifth anniversary after a purchase of Class B Shares falls on a Conversion  Date, an  investor's  Class B Shares will be converted on that  date.  If the  fifth  anniversary  occurs  between  Conversion  Dates,  an investor's  Class B Shares will be converted on the next  Conversion  Date after such anniversary.  Consequently,  if a shareholder's  fifth anniversary falls on the day after a  Conversion  Date,  that  shareholder  will have to hold Class B
Shares for as long as three  additional  months after the fifth  anniversary  of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of the Fund  acquired  through a  reinvestment  of dividends will convert to the corresponding Class A Shares of the Fund pro-rata with Class
B Shares of the Fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of an  investor's  purchase  payment  will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Fund Classes (the  "Plans").  Each Plan permits the Fund to pay for certain  distribution,  promotional and related expenses involved in the marketing  of only the class of shares to which the Plan  applies.  The Plans do not apply to the  Institutional  Class  Shares.  Such shares are not included in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution and marketing of shares of the Institutional Class. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

     The Plans permit the Fund, pursuant to their Distribution Agreement, to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services  and expenses in  distributing  and  promoting  sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time, and paying  distribution and maintenance fees to brokers,  dealers, and others. In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution  of Fund Class  shares or provide  services  with respect to a Fund
Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares  and Class C Shares are also used to pay the  Distributor  for advancing  the  commission  costs to dealers with respect to the initial sale of such shares.

     The  maximum  aggregate  fee  payable by the Fund under its Plans,  and the
Fund's  Distribution  Agreements,  is on an annual basis, up to 0.30% of average daily net assets for the year of Class A Shares, up to 1.00% (0.25% of which are service  fees to be paid to the  Distributor,  dealers and others for  providing personal service and/or maintaining shareholder accounts) of each of the Class B
Shares' and the Class C Shares'  average daily net assets for the year and up to
0.60% of Class R Shares'  average  daily net  assets  for the year.  The  Fund's
Distributor may reduce/waive these amounts at any time.

     On May 21,  1987,  the  Board of  Trustees  set the fee for Class A Shares,
pursuant  to its  Plan,  at 0.15% of  average  daily  net  assets.  This fee was effective  until May 31,  1992.  Effective  June 1, 1992,  the Board of Trustees
determined that the annual fee, payable on a monthly basis, under the Plan, will be equal to the sum of:  (i) the amount  obtained  by  multiplying  0.10% by the average  daily net assets  represented  by Class A Shares which were  originally purchased  prior to June 1,  1992 in the  Investors  Series I class  (which  was converted  into  what is now  referred  to as Class A  Shares)  on June 1,  1992 pursuant to a Plan of Recapitalization approved by shareholders of the Investors
Series I  class),  and (ii) the  amount  obtained  by  multiplying  0.15% by the average daily net assets represented by all other Class A Shares.  While this is the  method to be used to  calculate  the Rule  12b-1 fees to be paid by Class A
Shares,  the fee is a Class  expense  so that  all  shareholders  regardless  of whether they originally  purchased or received shares in the Investors  Series I class,  or in one of the other  classes that is now known as Class A Shares will bear Rule 12b-1  expenses  at the same rate.  While this  describes  the current formula for calculating the fees which will be payable under the Class A Shares'
Plan  beginning  June 1,  1992,  the Plan  permits a full 0.30% on all assets of
Class A Shares to be paid at any time following appropriate Board approval.

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Consistent with the  requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best  execution,  the Fund may, from time to time, buy or sell portfolio  securities  from, or to, firms which receive  payments under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial  interest in the Plans and related  Distribution
Agreements,  by vote cast in person at a meeting  duly called for the purpose of voting on the Plans and such Distribution  Agreement.  Continuation of the Plans and the Distribution  Agreement,  as amended,  must be approved  annually by the
Board in the same manner as specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to each
Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the  outstanding  voting  securities of a
Fund's Class B Shares.  Also, any other material  amendment to the Plans must be approved by a majority  vote of the Board,  including a majority of  Independent
Trustees  who have no  direct or  indirect  financial  interest  in the Plans or
Distribution  Agreements.  In  addition,  in  order  for  the  Plans  to  remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent  Trustees and who have no direct or indirect financial interest in the Plans or Distribution  Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

     For the fiscal year ended  December 31, 2006, the Rule 12b-1 payments under the Fund Classes' Plans were as indicated below.

----------------------------------------- ---------------- --------------- -------------- ---------------
                                           Class A Shares  Class B Shares     Class C      Class R Shares
                                                                              Shares
----------------------------------------- ---------------- --------------- -------------- ---------------
Annual/Semiannual Reports                          $2,284            $451             --              --
----------------------------------------- ---------------- --------------- -------------- ---------------
Broker Trails                                    $230,318         $23,778       $244,241         $10,204
----------------------------------------- ---------------- --------------- -------------- ---------------
Broker Sales Charges                                   --         $62,480         $1,305              --
----------------------------------------- ---------------- --------------- -------------- ---------------
Dealer Service Expenses
----------------------------------------- ---------------- --------------- -------------- ---------------
Interest on Broker Sales Charges                       --          $7,684        $18,756              --
---------------------------------------- ---------------- --------------- -------------- ---------------
Commissions to Wholesalers                        $13,424              --             --              --
----------------------------------------- ---------------- --------------- -------------- ---------------
Promotional-Other                                  $3,428            $880             --              --
----------------------------------------- ---------------- --------------- -------------- ---------------
Prospectus Printing                                $1,143            $643             --              --
----------------------------------------- ---------------- --------------- -------------- ---------------
Wholesaler Expenses                               $18,076          $6,271             --             $12
----------------------------------------- ---------------- --------------- -------------- ---------------
Total                                            $268,673        $102,186       $264,302         $10,216
----------------------------------------- ---------------- --------------- -------------- ---------------

Other Payments to Dealers - Class A Shares,  Class B Shares, Class C Shares, and
Class R Shares
     The  Distributor,  LFD, and their  affiliates may pay compensation at their own expense and not as an expense of the Fund,  to Financial  Intermediaries  in connection  with  the  sale or  retention  of  Fund  shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but not limited to,  promoting the sale of Fund shares,  maintaining
share  balances  and/or  for   sub-accounting,   administrative  or  shareholder
processing  services,  marketing,  and educational  support, and ticket charges.
Such  payments  are in addition to any  distribution  fees,  service fees and/or transfer  agency fees that may be payable by the Fund. The  additional  payments may be based on factors,  including  level of sales (based on gross or net sales or some specified  minimum sales or some other similar criteria related to sales of the Fund and/or some or all other  Delaware  Investments(R)Funds),  amount of assets invested by the Financial  Intermediary's  customers (which could include current  or  aged  assets  of  the  Fund  and/or  some  or  all  other  Delaware
Investments(R)Funds),  the Fund's  advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Fund's shares.  The Fund's Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features - Class A Shares
     Buying Class A Shares at Net Asset Value: The Fund Classes' Prospectus sets forth the  categories of investors who may purchase  Class A Shares at NAV. This section provides additional information regarding this privilege.  The Fund must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes' Prospectus, certain retirement plans that contain certain legacy retirement assets may make purchases of Class A shares at
NAV. The requirements are as follows:

o    The purchase must be made by a group  retirement  plan  (excluding  defined benefit plans):  (a) that purchased Class A Shares prior to a recordkeeping transition  period from August 2004 to October 2004; and (b) where the plan participants  records were  maintained  on Retirement  Financial  Services,
     Inc.'s ("RFS") proprietary  recordkeeping  system,  provided that the plan:
     (i) has in excess of $500,000 of plan assets  invested in Class A Shares of one or more  Delaware  Investments(R)Fund  and  any  stable  value  account available to investment  advisory clients of the Manager or its affiliates;
     or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100  employees  while  such plan has held Class A Shares of a
     Delaware  Investments(R)Fund and such employer has properly represented to, and received written  confirmation back from RFS in writing that it has the requisite  number of  employees.  See "Group  Investment  Plans"  below for information regarding the applicability of the Limited CDSC.

o    The purchase must be made by any group  retirement plan (excluding  defined benefit  pension  plans) that  purchased  Class A Shares prior to an August
     2004 to October 2004  recordkeeping  transition period and purchased shares through a  retirement  plan  alliance  program,  provided  that RFS was the sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As disclosed in the Fund Classes'  Prospectus certain legacy bank sponsored retirement  plans may make purchases of Class A shares at NAV.  These  purchases may be made by bank  sponsored  retirement  plans that  held,  but are no longer eligible to  purchase,  Institutional  Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments(R)Funds ("eligible Delaware
Investments(R)Fund  shares"),  as well as shares of  designated  classes of non-
Delaware    Investments(R)Funds("eligible   non-   Delaware   Investments(R)Fund
shares").  Class B Shares and Class C Shares are not  eligible  for  purchase by
Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware  Investments and eligible non- Delaware  Investments(R)Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on
additional  purchases  of  eligible  Delaware   Investments(R)Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware    Investments(R)Fund    shares    for    other    eligible    Delaware
Investments(R)Fund  shares  or for  eligible  non-  Delaware  Investments(R)Fund shares at NAV without payment of a front-end sales charge. However, exchanges of
eligible   fund   shares,   both   Delaware    Investments(R)and    non-Delaware
Investments(R)Funds, which were not subject to a front end sales charge, will be subject to the  applicable  sales  charge if  exchanged  for  eligible  Delaware
Investments(R)Fund  shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously  acquired through the exchange of  eligible  shares on which a sales  charge was  already  paid or through  the reinvestment of dividends.  See "Investing by Exchange" under "Investment Plans"
below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)Fund  shares  under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware   Investments(R)Fund  shares  in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Alternative Investment Arrangements."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC,  as described in the Fund Classes'  Prospectus,  apply to  redemptions  by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware Investments and non- Delaware  Investments(R)Fund shares. When eligible
Delaware  Investments(R)Fund  shares are  exchanged  into eligible non- Delaware
Investments(R)Fund  shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intent:  The reduced front-end sales charges described above with respect  to Class A Shares  are  also  applicable  to the  aggregate  amount  of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter  of  Intent  provided  by  the  Distributor  and  signed  by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month period.  The Fund no longer accepts  retroactive  Letters of Intention.
The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted below, the purchaser will be asked to pay an amount equal to the difference  between the front-end  sales charge on
Class A Shares  purchased  at the reduced  rate and the  front-end  sales charge otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following the  expiration of the 13-month  period,  the Transfer
Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering  price at the level  designated in their Letter of Intent) of all their
shares  of  the  Fund  and  of  any   class  of  any  of  the   other   Delaware
Investments(R)Funds  previously purchased and still held as of the date of their
Letter of Intent  toward the  completion  of such  Letter,  except as  described below.  Those  purchasers  cannot  include shares that did not carry a front-end sales charge,  CDSC, or Limited CDSC, unless the purchaser acquired those shares through  an  exchange  from a  Delaware  Investments(R)Fund  that  did  carry  a front-end  sales charge,  CDSC,  or Limited CDSC.  For purposes of satisfying an investor's  obligation  under a Letter  of  Intent,  Class B Shares  and Class C
Shares of the Fund and the  corresponding  classes  of shares of other  Delaware
Investments(R)Funds  which  offer  such  shares may be  aggregated  with Class A
Shares of the Fund and the  corresponding  class of shares of the other Delaware
Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intent to obtain a reduced  front-end sales charge on investments of
Class A Shares made by the plan. The aggregate investment level of the Letter of
Intent will be  determined  and accepted by the  Transfer  Agent at the point of plan  establishment.  The level and any reduction in front-end sales charge will be based on actual plan participation and the projected  investments in Delaware
Investments(R)Funds  that are offered  with a front-end  sales  charge,  CDSC or
Limited CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to adjust  the  signed  Letter of Intent  based on this  acceptance  criteria.  The
13-month  period will begin on the date this Letter of Intent is accepted by the
Transfer Agent. If actual  investments exceed the anticipated level and equal an amount that would qualify the plan for further  discounts,  any front-end  sales charges will be  automatically  adjusted.  In the event this Letter of Intent is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without  completing  another  Letter of Intent) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated  in their  Letter of Intent) of all their  shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or
Limited  CDSC of any  class.  Class B Shares  and Class C Shares of the Fund and other Delaware  Investments(R)Funds  which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments(R)Funds. In addition, if you are an investment  advisory  client of the Manager's  affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)Fund  that did carry a  front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
     In determining the  availability  of the reduced  front-end sales charge on
Class A Shares,  purchasers may also combine any subsequent purchases of Class A
Shares, Class B Shares, and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments(R)Funds,  as well as shares of any other class of any of the other Delaware  Investments(R)Funds which offer such classes  (except  shares of any Delaware  Investments(R)Funds  which do not carry a front-end sales charge, CDSC, or Limited CDSC. If, for example, any such purchaser has previously  purchased and still holds Class A Shares and/or shares of any other of the classes  described in the previous  sentence with a value of
$40,000  and  subsequently  purchases  $60,000 at offering  price of  additional shares of Class A Shares,  the charge  applicable to the $60,000  purchase would currently be 2.00%.  For the purpose of this  calculation,  the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased  simultaneously  with the current purchase.  Investors should  refer to the  table  of sales  charges  for  Class A Shares  in the Fund
Classes'  Prospectus to determine the applicability of the Right of Accumulation to their particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares of the Fund (and of the  Institutional  Class Shares holding shares which
were   acquired   through   an   exchange   from  one  of  the  other   Delaware
Investments(R)Funds  offered  with a  front-end  sales  charge)  who redeem such shares  have one year from the date of  redemption  to  reinvest  all or part of their redemption  proceeds in the same Class of the Fund or in the same Class of any of the other  Delaware  Investments(R)Funds.  In the case of Class A Shares, the  reinvestment  will not be assessed a front-end sales charge and in the case of Class B Shares,  the amount of the CDSC previously  charged on the redemption will be  reimbursed  by the  Distributor.  The  reinvestment  will be subject to applicable  eligibility and minimum purchase  requirements and must be in states where shares of such other funds may be sold. This  reinvestment  privilege does not extend to Class A Shares where the  redemption  of the shares  triggered the payment of a Limited CDSC.  Persons  investing  redemption  proceeds from direct investments  in the Delaware  Investments(R)Funds,  offered  without a front-end sales charge will be required to pay the applicable sales charge when purchasing
Class A Shares.  The  reinvestment  privilege does not extend to a redemption of
Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed to a Delaware  Investments(R)Fund  in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R)Fund  in which the investment  is  intended  to be made  before  investing  or sending  money.  The
prospectus    contains   more   complete    information   about   the   Delaware
Investments(R)Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Fund's  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes'  Prospectus,  based on total plan assets.  If a company has more than one plan  investing  in Delaware  Investments(R)Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Fund at the time of each such  purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans. Notwithstanding the  foregoing,  the  Limited  CDSC  for  Class A  Shares  on  which a  dealer's commission  has been  paid  will be waived in  connection  with  redemptions  by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance  program which requires that shares will be available at NAV,  provided that RFS either was the sponsor of the alliance program or had a product participation  agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a
withdrawal  of  the  entire  plan  from  a  Delaware   Investments(R)Fund.   See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value" under "Redemption and Exchange" below.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmations of each dividend payment from net investment income and of any distributions from realized  securities profits will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public  offering  price,  and for the Class B
Shares,  Class C Shares,  Class R Shares, and Institutional Share Classes at the
NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments(R)Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including  the Fund, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any reinvestment  directed to a Delaware  Investments(R)Fund in which the  investor  does not then  have an  account  will be  treated  like all other initial purchases of the Delaware  Investments(R)Fund's shares. Consequently, an investor  should  obtain and read  carefully  the  prospectus  for the  Delaware
Investments(R)Fund  in  which  the  investment  is  intended  to be made  before investing or sending money.  The prospectus  contains more complete  information about the Delaware Investments(R)Fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)Funds  may be  invested  in  shares  of the Fund, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares, or Class R Shares. Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be  directed  to other  Class R Shares.  Dividends  from
Institutional  Class  Shares may only be directed to other  Institutional  Class
Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments(R)Fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R)Fund,  you may write and authorize an exchange of part or all of your investment into shares of the Fund.  If you wish to open an  account  by  exchange,  call the  Shareholder
Service Center at 800 523-1918 for more  information.  All exchanges are subject to  the  eligibility  and  minimum  purchase  requirements  and  any  additional limitations set forth in the Fund's Prospectuses.  See "Redemption and Exchange"
below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware  Investments(R)Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware  Investments(R)Fund rather than transferred from the eligible 529 Plan, as described  under  "Redemption  and  Exchange"  below.  The  treatment of your redemption  proceeds  from an  eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended
to  direct   transfers  from  a  substantially   similar  class  of  a  Delaware
Investments(R)Fund into an eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan:  Investors may arrange for the Fund to accept
for   investment   in  the  Fund  Classes'   Shares,   through  an  agent  bank,
pre-authorized   government  or  private  recurring  payments.  This  method  of investment  assures the timely credit to the  shareholder's  account of payments such as social security,  veterans'  pension or compensation  benefits,  federal salaries,  railroad retirement benefits,  private payroll checks, dividends, and disability or pension fund  benefits.  It also  eliminates the  possibility  and inconvenience of lost, stolen and delayed checks.

     Automatic Investing Plan:  Shareholders of Class A Shares,  Class B Shares,
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Fund from the federal  government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Fund  may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund  accounts.  The Fund will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLineSM On Demand
     You or your investment dealer may request purchases of Fund shares by phone using MoneyLineSM On Demand. When you authorize the Fund to accept such requests from you or your  investment  dealer,  funds will be  withdrawn  from (for share purchases) your pre-designated bank account.  Your request will be processed the same day if you call prior to 4 p.m.,  Eastern time.  There is a $25 minimum and
$50,000 maximum limit for MoneyLineSM On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
A business day is any day that the New York Stock Exchange  ("NYSE") is open for business (each a "Business Day"). You can initiate this service by completing an
Account  Services  form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature  guaranteed.  The
Fund does not  charge a fee for this  service;  however,  your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)Funds.  Shareholders  of the Fund  Classes  may elect to invest  in one or more of the other  Delaware  Investments(R)Funds  through  the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and  invested  automatically  into other  Delaware  Investments(R)Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectus.  The  investment  will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  Business  Day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans,  and 401(k),  403(b)(7),  or 457 Plans.  This option also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Fund  previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Fund.  Please  call the  Shareholder
Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
     An  investment  in the Fund may be  suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans, 457 plans,  SIMPLE IRAs, and SIMPLE 401(k)s.  In addition,  the
Fund may be suitable for use in Coverdell Education Savings Accounts ("Coverdell
ESAs").  For further  details  concerning  these plans and  accounts,  including applications,  contact your financial  adviser or the Distributor.  To determine whether the benefits of a  tax-sheltered  retirement  plan or Coverdell  ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs, SAR/IRAs, 403(b)(7) plans, and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectus  for a list of the  instances  in  which  the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares. See the Funds'  Institutional Class Prospectus for information about the availability of Institutional Class Shares. For additional information on any of the plans and Delaware  Investments(R)retirement  services, call the Shareholder
Service Center at 800 523-1918.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund, its agent or certain other  authorized  persons.  Orders for purchases and  redemptions of
Class B Shares,  Class C Shares,  Class R Shares, and Institutional Class Shares
are effected at the NAV per share next calculated  after receipt of the order by the Fund, its agent or certain other authorized persons. See "Distributor" under
"Investment  Advisor and Other Service  Providers"  above.  Selling  dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day, Martin Luther King,  Jr.'s Birthday,  President's
Day, Good Friday,  Memorial Day, Independence Day, Labor Day, Thanksgiving,  and
Christmas.  The time at which transactions and shares are priced and the time by which  orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. When the NYSE is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for  each  share  class of the  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining the Fund's total net assets,  portfolio  securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Fund's pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity of less than 60 days are valued at amortized cost,  which  approximates market value. Debt securities (other than short-term  obligations) are valued on the basis of  valuations  provided  by a pricing  service  when such  prices are believed to reflect the fair value of such  securities.  Foreign  securities and
the  prices  of  foreign  securities   denominated  in  foreign  currencies  are
translated to U.S.  dollars at the mean between the bid and offer  quotations of such  currencies  based on rates in effect as of the close of the  London  Stock
Exchange.  Use of a pricing  service has been approved by the Board of Trustees.
Prices provided by a pricing service take into account  appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity,  type of issue,  trading  characteristics and other market data.
Subject to the foregoing, securities for which market quotations are not readily available  and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

     Each Class of the Fund will bear,  pro-rata,  all of the common expenses of the Fund. The NAVs of all  outstanding  shares of each Class of the Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in the Fund  represented by the value of shares of that Class.  All income earned and expenses  incurred by the Fund, will be borne on a pro-rata basis by each outstanding  share of a Class,  based on each Class'
percentage in the Fund represented by the value of shares of such Class,  except that the  Institutional  Class  will not  incur  any of the  expenses  under the
Trust's Rule 12b-1  Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be  allocable to each Class,  the NAV of each
Class of the Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after the Fund receives your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next Business Day. See the Fund's Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain redemptions from retirement plan accounts,  the Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B Shares and Class C Shares,  and, if applicable,  the Limited CDSC in the case of Class A Shares  and  tender to the  shareholder  the  requested  amount, assuming  the  shareholder  holds  enough  shares in his or her  account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware  Investments(R)Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918.  The Fund may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to the redemption of Fund shares,  the  Distributor,  acting as agent of the Fund, offers to repurchase Fund shares from  broker/dealers  acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's  cost, is the NAV per share next determined after receipt  of the  request  in good order by the Fund,  their  agents,  or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and  effective  at the time  the  offering  price  and NAV are  determined.  See
"Determining   Offering  Price  and  Net  Asset  Value"  above.  This  offer  is discretionary  and may be completely  withdrawn  without  further  notice by the
Distributor.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next Business
Day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Manager and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Fund will  process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled.  The Fund will honor redemption requests as to shares for which a check was tendered as payment,  but the Fund will not mail or wire the proceeds  until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone  redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Fund  will  automatically  redeem  from the  shareholder's  account  the  shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal  by the Fund of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Fund  fairly to value  their  assets,  or in the event  that the SEC has provided for such  suspension for the protection of  shareholders,  the Fund may postpone  payment or suspend  the right of  redemption  or  repurchase.  In such cases,  the  shareholder  may  withdraw the request for  redemption  or leave it standing  as a  request  for  redemption  at the NAV next  determined  after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is  obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day  period for any one shareholder.

     The value of the Fund's  investments is subject to changing  market prices.
Thus, a shareholder  redeeming  shares of the Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares of the Fund are subject to CDSCs as described  under  "Contingent
Deferred  Sales  Charge--  Class B Shares and Class C Shares" under  "Purchasing
Shares" above and in the Fund  Classes'  Prospectus.  Except for the  applicable
CDSC or  Limited  CDSC  and,  with  respect  to the  expedited  payment  by wire described below for which, in the case of the Fund Classes,  there may be a bank wiring cost,  neither the Fund nor the Distributor  charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares") for shares of other Delaware  Investments(R)Funds  (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as  described  in this Part B. In an  exchange of Class B Shares from the
Fund, the Fund's CDSC schedule may be higher than the CDSC schedule  relating to the New Shares  acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor  held the  Original  Shares is added to the period of time that an  investor  held the New  Shares.  With  respect  to Class B Shares,  the automatic  conversion schedule of the Original Shares may be longer than that of the New  Shares.  Consequently,  an  investment  in New Shares by  exchange  may subject an investor to the higher Rule 12b-1 fees  applicable  to Class B Shares of the Fund for a longer  period of time than if the  investment  in New  Shares were made directly.

     Holders  of Class A Shares  of the Fund may  exchange  all or part of their shares for shares of other Delaware Investments(R)Funds, including other Class A
Shares,  but may not exchange  their Class A Shares for Class B Shares,  Class C
Shares,   or  Class  R   Shares   of  the   Fund  or  of  any   other   Delaware
Investments(R)Fund.  Holders  of Class B Shares  of the  Fund are  permitted  to exchange  all or part of their  Class B Shares only into Class B Shares of other
Delaware Investments(R) Funds. Similarly,  holders of Class C Shares of the Fund are  permitted to exchange all or part of their Class C Shares only into Class C
Shares of any other Delaware Investments(R)Fund.  Class B Shares of the Fund and
Class C Shares of the Fund  acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares,  the  automatic  conversion  schedule of the fund from which the  exchange is made.  The holding  period of Class B Shares of the Fund  acquired  by  exchange  will be added to that of the shares  that were exchanged for purposes of determining the time of the automatic  conversion into
Class A Shares of the Fund.  Holders of Class R Shares of the Fund are permitted to  exchange  all or part of their  Class R Shares  only into  Class R Shares of other Delaware Investments(R)Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of the Fund.

     Permissible  exchanges into Class A Shares of the Fund will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Fund will be made  without the  imposition  of a
CDSC by the Delaware Investments(R)Fund from which the exchange is being made at the time of the exchange.

     The Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest  effectively in accordance  with its investment  objectives and policies,  or would otherwise potentially be adversely affected. A shareholder's purchase  exchanges  may be  restricted  or  refused  if the  Fund  receives  or anticipates  simultaneous  orders affecting  significant  portions of the Fund's assets.

     The Fund  discourages  purchases  by  market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Fund will  consider  anyone who  follows a pattern  of market  timing  in any  Delaware  Investments(R)Fund  to be a market timer.

     Market timing of a Delaware  Investments(R)Fund  occurs when investors make consecutive rapid short-term  "roundtrips," or in other words,  purchases into a
Delaware  Investments(R)Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware  Investments(R)Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining  whether market timing has occurred.  The Fund also reserves the right to consider other trading patterns as market timing.

     Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

                                      * * *

     The Fund has made available  certain  redemption  privileges,  as described below.  The Fund  reserves  the right to suspend or  terminate  these  expedited payment procedures upon 60 days' written notice to shareholders.

Written Redemption
     You can write to the Fund at P.O. Box 219656, Kansas City, MO 64121-9656 to
redeem some or all of your  shares.  The request must be signed by all owners of the account or your  investment  dealer of record.  For redemptions of more than
$100,000, or when the proceeds are not sent to the shareholder(s) at the address of record,  the Fund  requires a  signature  by all owners of the  account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP"). The Fund reserves the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness.  The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  Business  Day after  receipt of your redemption  request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

Written Exchange
     You may  also  write  to the Fund (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R)Fund,  subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account.  The Fund reserves the right to modify,  terminate or suspend these  procedures  upon 60 days' written notice to shareholders.  It may be difficult to reach the Fund by telephone during periods when  market  or  economic  conditions  lead to an  unusually  large  volume  of telephone requests.

     The Fund and its Transfer  Agent are not  responsible  for any  shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to  such  telephone  transactions,  the  Fund  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  the  Fund or the  Transfer  Agent  may be  liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption  - Check to Your  Address  of Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone Redemption - Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next
Business Day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  Business Day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the  Shareholder  Service  Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into other  Delaware  Investments(R)Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements of the Fund, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R)Funds.  Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

MoneyLineSM On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using MoneyLineSM On Demand. When you authorize the Fund to accept such requests  from you or your  investment  dealer,  funds will be deposited to your pre-designated bank account.  Your request will be processed the same day if you call prior to 4 p.m.,  Eastern Time.  There is a $25 minimum and $50,000 maximum limit  for  MoneyLineSM  On  Demand  transactions.  For  more  information,  see
"MoneyLineSM On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Fund  does  not  recommend  any  specific  amount  of  withdrawal.  This is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for investments made through qualified  retirement plans. Shares purchased with the initial  investment  and through  reinvestment  of cash  dividends  and realized securities profits  distributions will be credited to the shareholder's account and sufficient  full and  fractional  shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through a periodic  investment  program in the Fund must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R)Funds  or is investing  in Delaware  Investments(R)Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all redemptions under the Plan will be subjected to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectus for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an  eligible  guarantor  institution.  The Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank  account  through the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four Business  Days after the payment date.  There are no separate fees for this redemption  method.  You can  initiate  this  service by  completing  an Account
Services  form.  If your  name and  address  are not  identical  to the name and address on your Fund account, you must have your signature guaranteed.  The Fund does not charge a fee for any this service; however, your bank may charge a fee.
This service is not available for retirement plans.

     The   Systematic   Withdrawal   Plan  is  not   available  for  the  Fund's
Institutional  Class.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited CDSC of 1.00% will be imposed on certain  redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) if shares are redeemed  during the first year after the purchase, if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's commission described above.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares being  redeemed;  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware Investments(R)Fund and, in the event of an  exchange  of  Class  A  Shares,  the  "NAV  of such  shares  at the  time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions  of such Class A Shares held for more than one year will not be subject to the Limited  CDSC and an exchange of such Class A Shares into another
Delaware  Investments(R)Fund will not trigger the imposition of the Limited CDSC at the time of such  exchange.  The period a shareholder  owns shares into which
Class A Shares are exchanged will count towards  satisfying the one-year holding period.  The Limited  CDSC is assessed if such one year period is not  satisfied irrespective  of whether  the  redemption  triggering  its payment is of Class A
Shares of the Fund or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes'  Prospectus for instances in which the Limited
CDSC  applicable  to Class A Shares  and the CDSCs  applicable  to Class B and C
Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes' Prospectus, certain retirement plans that contain  certain  legacy assets may redeem  shares  without  paying a CDSC.  The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance  program that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions
     It is the  present  policy  of the  Trust  to  declare  dividends  from net investment  income of the Fund on a daily basis.  Dividends  are declared at the time the offering  price and net asset value are  determined  (see  "Determining
Offering  Price and Net Asset  Value"  above)  each day the Fund is open and are paid  monthly.  Net  investment  income earned on days when the Fund is not open will be declared as a dividend on the next Business Day.

     The Trust anticipates distributing to its shareholders substantially all of the Fund's net investment income. Any distributions from net realized securities profits  will be made twice a year.  The first  payment  will be made during the first quarter of the next fiscal year.  The second payment will be made near the end of the  calendar  year,  typically  in  November,  to  comply  with  certain requirements of the Code.

     Checks are normally  mailed within three  Business  Days of that date.  Any check in payment of dividends or other  distributions  which cannot be delivered by the United  States Postal  Service or which remains  uncashed for a period of more  than  one year  may be  reinvested  in the  shareholder's  account  at the then-current net asset value and the dividend option may be changed from cash to reinvest.  The Fund may deduct  from a  shareholder's  account  the costs of the
Fund's effort to locate a shareholder if a shareholder's mail is returned by the
United  States  Postal  Service  or the Fund is  otherwise  unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

     Purchases of Fund shares by wire begin  earning  dividends  when  converted into Federal Funds and are normally  available for  investment the next Business
Day after receipt.  Purchases by check earn dividends upon conversion to Federal
Funds, normally one Business Day after receipt.

     Each class of the Fund will share  proportionately in the investment income and  expenses  of the  Fund,  except  that the Fund  Classes  alone  will  incur distribution fees under their respective 12b-1 Plans.

     Dividends and realized  securities profits  distributions are automatically reinvested in additional  shares of the Fund at the NAV in effect on the payable date, and credited to the shareholder's  account,  unless an election to receive distributions  in cash has been made by the  shareholder.  Dividend  payments of
$1.00 or less will be automatically reinvested,  notwithstanding a shareholder's election  to  receive  dividends  in  cash.  If such a  shareholder's  dividends increase  to  greater  than  $1.00,  the  shareholder  would  have to file a new election in order to begin receiving dividends in cash again.

Taxes
     Distributions of Net Investment  Income. The Fund receives income generally in the form of interest on its investments in portfolio securities. This income, less  expenses  incurred  in the  operation  of the  Fund,  constitutes  its net investment  income from which dividends may be paid to you. If you are a taxable investor,  any  distributions  by the Fund  from  such  income  (other  than any qualified  dividends)  will be  taxable  to you at  ordinary  income  tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains.  The Fund may derive capital gain and loss in connection  with sales or other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed  twice  each  year  and  may  be  distributed  more  frequently,  if necessary, in order to reduce or eliminate federal excise or income taxes on the
Fund.

     Returns of Capital. If the Fund's  distributions  exceed its taxable income and  capital  gains  realized  during a taxable  year,  all or a portion  of the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Effect of  Foreign  Withholding  Taxes.  The Fund may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Effect of Foreign Debt Investments on Distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the  Fund.  Similarly,  foreign  exchange  losses  realized  on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

     PFIC Securities. The Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
("PFICs"). When investing in PFIC securities, the Fund intends to mark-to-market these  securities  and will  recognize  any gains at the end of its  fiscal  and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends when  distributed to you by the
Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a  mark-to-market  election,  the Fund may be subject to U.S.
federal  income tax on a portion of any "excess  distribution"  or gain from the disposition  of such  shares  even if such  income is  distributed  as a taxable dividend by the Fund to its  shareholders.  Additional  charges in the nature of interest  may be imposed on the Fund in respect of deferred  taxes  arising from such distributions or gains.

     Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in the  case of  non-U.S.  shareholders  the  Fund  may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a  percentage  of income  that is not equal to the actual  amount of such income earned during the period of your investment in the Fund.  Taxable  Distributions declared by the Fund in December to  shareholders  of record in such month,  but paid in January, are taxable to you as if they were paid in December.

     Election  to be  Taxed  as a  Regulated  Investment  Company.  The Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the Code and  intends  to so  qualify  during  the  current  fiscal  year.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it distributes  to you. The Board of Trustees  reserves the right not to distribute the Fund's net long-term capital gain or not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action  to be  beneficial  to  shareholders.  If net  long-term capital gain is retained,  the Fund would be taxed on the gain, and shareholders would be notified  that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company, the
Fund would be subject to federal,  and possibly  state,  corporate  taxes on its taxable income and gains,  and  distributions  to you will be taxed as qualified dividend income to the extent of the Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Fund must meet certain specific requirements, including:

     (i) The Fund must maintain a diversified  portfolio of securities,  wherein no security, including the securities of a qualified publicly traded partnership
(other  than  U.S.  Government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  Government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  The Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, the Fund is  required  to  distribute  its income  and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

     Required  Distributions.  To avoid federal excise taxes,  the Code requires the Fund to  distribute  to you by December 31 of each year,  at a minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  Losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions  for that  calendar  year.  Accordingly,  the Fund is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of December 31 ( "post-October  loss") as occurring on the first day of the following tax year (i.e., January 1).

     Sales,  Exchanges,  and  Redemption  of Fund Shares.  Sales,  exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of Basis - Class A Shares Only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge), and
     o    You sell some or all of your  original  shares within 90 days of their purchase, and
     o    You reinvest the sales  proceeds in the Fund or in another Fund of the
          Trust,  and the sales charge that would  otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     Conversion of Class B Shares to Class A Shares. The automatic conversion of
Class B Shares into Class A Shares at the end of approximately  five years after purchase will be tax-free for federal income tax purposes.  Shareholders  should consult their tax advisers regarding the state and local tax consequences of the conversion  of Class B Shares into Class A Shares,  or any other  conversion  or exchange of shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  Government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  Government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Fund.  Income on investments by the Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. Government obligations,  commercial paper and federal  agency-backed  obligations  (e.g.,  GNMA or Federal  National
Mortgage  Association  ("FNMA")  obligations),  generally  does not  qualify for tax-free  treatment.  The rules on  exclusion of this income are  different  for corporations.

     Qualified  Dividend Income for  Individuals.  In general,  income dividends from  dividends  received by the Fund from domestic  corporations  and qualified foreign  corporations  will be  permitted  this favored  federal tax  treatment.
Income  dividends  from  interest  earned  by the  Fund on debt  securities  and dividends  received from nonqualified  foreign  corporations will continue to be taxed at the higher ordinary income tax rates.

     After the close of its fiscal year,  the Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable at reduced  rates.  Because the income of the Fund  primarily is derived from investments  earning  interest rather than dividend  income,  it is anticipated  that this  percentage of qualified  dividend income will be none or small.

     Both  the  Fund  and  the  investor  must  meet  certain   holding   period
requirements  to qualify Fund dividends for this  treatment.  Specifically,  the
Fund  must  hold the  stock  for at  least 61 days  during  the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their  Fund  shares for at least 61 days  during  the  121-day  period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date  following  the  declaration  of a dividend  on which the purchaser  of stock is not  entitled  to  receive  the  dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year,  the Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable at reduced  rates.  If 95% or more of the Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders,
a  portion   of  the   dividends   paid  by  the  Fund  may   qualify   for  the
dividends-received  deduction. The portion of dividends paid by the Fund that so qualifies  will  be  designated  each  year in a  notice  mailed  to the  Fund's shareholders,  and cannot  exceed the gross amount of dividends  received by the
Fund from  domestic  (U.S.)  corporations  that  would  have  qualified  for the dividends-received  deduction in the hands of the Fund if the Fund was a regular
corporation.   Because  the  income  of  the  Fund  primarily  is  derived  from investments earning interest rather than dividend income, generally none or only a small  percentage of its income  dividends  will be eligible for the corporate dividends-received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. The Fund may invest in complex securities that could be subject to numerous  special  and  complex tax rules.  These rules could  accelerate the  recognition  of income by the Fund (possibly  causing the
Fund to sell  securities to raise the cash for necessary  distributions)  and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the
Fund to U.S. federal income tax on income from certain foreign securities. These rules could also affect  whether gain or loss  recognized by the Fund is treated as ordinary or capital,  or as interest or dividend  income.  These rules could, therefore,  affect the amount,  timing or character of the income distributed to you by the Fund. For example:

     Securities  Purchased  at  Discount.  The Fund is  permitted  to  invest in securities issued or purchased at a discount that could require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Derivatives. The Fund is permitted to invest in certain options, futures or foreign currency  contracts.  If the Fund makes these  investments,  it could be required to mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal year end even though it  continues  to hold the  contracts.
Under these rules,  gains or losses on the contracts  generally would be treated as 60%  long-term  and 40%  short-term  gains or losses,  but gains or losses on certain  foreign  currency  contracts  would be  treated as  ordinary  income or losses.  In  determining  its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income and ordinary  income  arising from certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

     Short Sales and Securities  Lending  Transactions.  The Fund's entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Tax Straddles.  The Fund's  investment in options and futures  contracts in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If the Fund's risk of loss with  respect to specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

     Investment in Certain Mortgage Pooling Vehicles (Excess Inclusion  Income).
The Fund may invest in equity  interests in certain  mortgage  pooling  vehicles formed as REMICs.  The portion of the Fund's income received from REMIC residual interests,  either directly or through an investment in a real estate investment trust ("REIT") that holds such interests or qualifies as a taxable mortgage pool
(such income is referred to in the Code as "excess inclusion  income") generally is required to be allocated by the Fund to the Fund's shareholders in proportion to the dividends paid to such  shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

     Under these rules,  the Fund will be taxed at the highest  corporate income tax rate on its excess  inclusion  income that is allocable to the percentage of its  shares  held in  record  name by  "disqualified  organizations,"  which are
generally   certain   cooperatives,   governmental   entities   and   tax-exempt
organizations  that are not subject to tax on unrelated business taxable income.
To the extent that Fund shares owned by "disqualified organizations" are held in record name by a  broker/dealer  or other nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion  income  allocable to Fund shares held by the  broker/dealer or other nominee on behalf of the  "disqualified  organizations."  The Fund expects that disqualified organizations own their shares. Because this tax is imposed at
the  Fund  level,  all  shareholders,   including   shareholders  that  are  not
disqualified organizations,  will bear a portion of the tax cost associated with
the  Fund's  receipt  of  excess  inclusion  income.   However,  to  the  extent
permissible under the 1940 Act, a regulated  investment company such as the Fund is permitted under Treasury  Regulations to specially  allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

     In addition,  with respect to Fund  shareholders who are not nominees,  for
Fund taxable years  beginning on or after January 1, 2007,  the Fund must report excess inclusion income to shareholders in two cases:

     o    If the excess  inclusion  income received by the Fund from all sources exceeds 1 % of the Fund's gross income, it must inform the non-nominee shareholders  of the amount and character of excess  inclusion  income allocated to them; and

     o    If the Fund receives excess  inclusion income from a REIT whose excess inclusion  income in its most  recent  tax year  ending not later than nine months  before the first day of the Fund's  taxable year exceeded
          3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders  of the amount  and  character  of the  excess  inclusion income allocated to them from such REIT.

     Under these rules,  the taxable  income of any Fund  shareholder  can in no event be less that the sum of the  excess  inclusion  income  allocated  to that shareholder  and any such  excess  inclusion  income  cannot  be  offset  by net operating losses of the shareholder.  If the shareholder is a tax-exempt  entity and not a  "disqualified  organization,"  then this  income is fully  taxable as unrelated business taxable income under the Code.  Charitable reminder trusts do not incur  UBTI by  receiving  excess  inclusion  income  from the Fund.  If the shareholder  is a non-U.S.  person,  such  shareholder  would be subject to U.S.
federal income tax withholding at a rate of 30% on this income without reduction or exemption  pursuant to any  otherwise  applicable  income tax treaty.  If the shareholder  is a REIT,  a regulated  investment  company,  common trust fund or other  pass-through  entity,  such  shareholder's  allocable share of the Fund's excess  inclusion  income would be considered  excess  inclusion  income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess  inclusion  income allocated to their owners that are disqualified organizations.  Accordingly,  investors  should be aware  that a portion  of the
Fund's income may be considered excess inclusion income.

     Credit Default Swap Agreements. The Fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent  non-periodic payments of this type are in a developing stage and are not entirely clear in certain aspects.  Accordingly,  while the Fund intends to account for such  transactions in a manner deemed to be appropriate,  the IRS might not accept such  treatment.  The Fund intends to monitor  developments  in this area. Certain requirements that must be met under the Code in order for the
Fund to qualify as a regulated  investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

     Investments in Securities of Uncertain Tax  Character.  The Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected  by the Fund,  it could  affect the timing or  character  of income  recognized  by  the  Fund,  requiring  the  Fund  to  purchase  or  sell securities,  or otherwise change its portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup  Withholding.  By law,  the Fund must  withhold  a  portion  of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required,  the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to
non-U.S. investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Non-U.S.  investors should consult their tax advisors about the applicability of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In General.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by the Fund,  subject to certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital Gain Dividends and Short-Term  Capital Gain Dividends.  In general, capital gain  dividends  paid by the Fund from either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related  Dividends.  Also,  interest-related dividends paid by the
Fund from qualified  interest  income are not subject to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount,  (3) interest  (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated  investment  company.  On any  payment  date,  the amount of an income dividend that is designated by the Fund as an  interest-related  dividend may be more or  less  than  the  amount  that is so  qualified.  This  is  because  the designation is based on an estimate of the Fund's qualified  interest income for its entire fiscal year,  which can only be determined  with  exactness at fiscal year end. As a  consequence,  the Fund may over  withhold a small amount of U.S.
tax from a dividend payment. In this case, the non-U.S. investor's only recourse may be to either forgo recovery of the excess  withholding,  or to file a United
States nonresident income tax return to recover the excess withholding.

     Further  Limitations  on Tax Reporting for  Interest-Related  Dividends and
Short-Term  Capital Gain Dividends for Non-U.S.  Investors;  Sunset Rule. It may
not be practical in every case for the Fund to designate,  and the Fund reserves the right in these cases to not designate,  small amounts of interest-related or short-term  capital gain  dividends.  Additionally,  the Fund's  designation  of interest-related  or short-term capital gain dividends may not be passed through
to   shareholders   by   intermediaries   who   have   assumed   tax   reporting
responsibilities  for this income in managed or omnibus  accounts due to systems limitations  or operational  constraints.  The exemption  from  withholding  for short-term  capital gain  dividends and  interest-related  dividends paid by the
Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning  after  December  31,  2004 and  before  January 1, 2008  unless  such exemptions are extended or made permanent.

     Ordinary Dividends;  Effectively Connected Income.  Ordinary dividends paid by the Fund to non-U.S.  investors on the income earned on portfolio investments in (i) the stock of  domestic  and  foreign  corporations,  and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your
Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered  effectively  connected income and taxed in the U.S. on a net basis,  in which case you may be required to file a nonresident  U.S. income tax return.

     Investment in U.S. Real Property.  The Fund may invest in equity securities of corporations that invest in U.S. real property,  including REITs. The sale of a U.S.  real  property  interest by the Fund, or by a REIT or U.S. real property holding  corporation  in  which  the  Fund  invests,  may  trigger  special  tax consequences to the Fund's non-U.S. shareholders. The Foreign Investment in Real
Property Tax Act of 1980 ("FIRPTA")  makes non-U.S.  persons subject to U.S. tax on  disposition  of a U.S.  real  property  interest as if he or she were a U.S.
person.  Such gain is sometimes  referred to as FIRPTA gain. The Code provides a look-through  rule for  distributions  of FIRPTA gain by a regulated  investment company ("RIC") such as the Fund, as follows:

     o    The RIC is classified as a qualified  investment  entity. A "qualified investment entity" includes a RIC if, in general, more than 50% of the
          RIC's assets  consists of interests  in REITs and U.S.  real  property holding corporations;
     o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of
          Fund shares at any time during the one-year  period ending on the date of the distribution; and
     o    If these conditions are met, Fund  distributions to you are treated as gain from the disposition of a U.S. real property interest  ("USRPI"), causing the  distribution  to be subject to U.S.  withholding tax at a rate of 35%, and requiring that you to file a nonresident  U.S. income tax return.
     o    In addition,  even if you are a non-U.S.  shareholder  that owns 5% or less of a class  of  shares  of the  Fund  classified  as a  qualified investment  entity,  Fund  Distributions  to you  attributable to gain realized  by the Fund from  disposition  of USRPI  will be  treated as ordinary  dividends  (rather  than short- or long-term  capital  gain)
          subject to withholding at a 30% or lower treaty rate.

     Because  the Fund  expects  to invest  less  than 50% of its  assets at all times, directly and indirectly,  in U.S. real property interests,  the Fund does not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S.  Estate Tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Fund shares held by the estate of a  nonresident  decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately  preceding the decedent's death that are debt obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.  Transfers by gift of shares  of the Fund by a  non-U.S.  shareholder  who is a  nonresident  alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder  entitled  to claim the  benefits of an  applicable  tax treaty may be different from those described herein.  Non-U.S.  shareholders are urged to consult  their own tax  advisers  with  respect to the  particular  tax consequences to them of an investment in the Fund,  including the  applicability of foreign tax.

     Effect  of Future  Legislation;  Local Tax  Considerations.  The  foregoing general  discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local and  foreign  taxes  depending  on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in the Fund.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     To obtain the Fund's most current performance information,  please call 800
523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Fund's past performance and should not be considered as representative of future results. The Fund will calculate their performance in accordance  with the  requirements  of the rules and  regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     [________________],          which          is          located          at
[________________________________________], serves as the independent registered public  accounting  firm for the Trust and, in its capacity as such,  audits the annual financial  statements  contained in the Fund's Annual Report.  The Fund's
Statement of Net Assets,  Statement of Operations,  Statements of Changes in Net
Assets,  Financial Highlights and Notes to Financial Statements,  as well as the report of [_______________],  the independent registered public accounting firm, for the fiscal year ended  December 31, 2006,  are included in the Fund's Annual
Report to shareholders.  The financial statements and financial highlights,  the notes  relating  thereto and the report of  [_______________]  listed  above are
[_______________________] from the Annual Report into this Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As November [__], 2007,  management believes the following accounts held of record 5% or more of the outstanding  shares of Class A Shares,  Class B Shares,
Class C  Shares,  Class R  Shares,  and the  Institutional  Class  of the  Fund.
Management does not have knowledge of beneficial owners.

----------------------------------- ---------------------------------------------------- -----------------
CLASS                               NAME AND ADDRESS                                     PERCENTAGE
----------------------------------- ---------------------------------------------------- -----------------
CLASS A SHARES
----------------------------------- ---------------------------------------------------- -----------------
CLASS C SHARES
----------------------------------- ---------------------------------------------------- -----------------
INSTITUTIONAL CLASS SHARES
----------------------------------- ---------------------------------------------------- -----------------
CLASS R SHARES
---------------------------------- ---------------------------------------------------- ------------------

--------------------------------------------------------------------------------
                       APPENDIX A - DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

Bonds
     Excerpts from Moody's Investors Service,  Inc.  ("Moody's")  description of its bond ratings:  Aa--judged  to be the best quality.  They carry the smallest degree of investment  risk;  Aa--judged to be of high quality by all  standards;
A--possess   favorable  attributes  and  are  considered  "upper  medium"  grade obligations;  Baa--considered as medium grade obligations. Interest payments and principal  security  appear  adequate  for the present  but  certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered  as well  assured.  Often the  protection  of interest and  principal payments may be very moderate and thereby not well safeguarded  during both good and bad times over the future.  Uncertainty of position  characterizes  bonds in this class;  B--generally  lack  characteristics  of the  desirable  investment.
Assurance of interest and principal payments or of maintenance of other terms of the  contract  over  any long  period  of time may be  small;  Caa--are  of poor standing.  Such  issues may be in default  or there may be present  elements  of danger with respect to principal or interest;  Ca--represent  obligations  which are speculative in a high degree. Such issues are often in default or have other marked shortcomings;  C--the lowest rated class of bonds and issues so rated can be  regarded as having  extremely  poor  prospects  of ever  attaining  any real investment standing.

     Excerpts from Standard & Poor's  ("S&P")  description  of its bond ratings:
AAA--highest grade  obligations.  They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the  majority  of  instances  differ  from AAA  issues  only in a small  degree;
A--strong ability to pay interest and repay principal  although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest  and  repay  principal;  BB,  B,  CCC,  CC--regarded,  on  balance,  as predominantly  speculative  with  respect to capacity to pay  interest and repay principal in  accordance  with the terms of the  obligation.  BB  indicates  the lowest degree of  speculation  and CC the highest degree of  speculation.  While such debt will likely have some quality and  protective  characteristics,  these are  outweighed  by large  uncertainties  or major  risk  exposures  to  adverse conditions;  C--reserved  for income  bonds on which no  interest is being paid;
D--in  default,  and payment of interest  and/or  repayment  of  principal is in arrears.

                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
                         FILE NOS. 002-75526 / 811-03363
                         POST-EFFECTIVE AMENDMENT NO. 61

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.  The following  exhibits are incorporated by reference to the
         Registrant's previously filed documents indicated below,
         except as noted:

     (a)  Articles of Incorporation.

          (1)  Executed  Agreement and  Declaration of Trust (December 17, 1998)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 49 filed December 14, 1999.

               (i)  Executed Certificate of Amendment (November 15, 2006) to the
                    Executed  Agreement and  Declaration  of Trust  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 60 filed April 27, 2007.

          (2)  Executed  Certificate of Trust  (December 17, 1998)  incorporated into this filing by reference to Post-Effective  Amendment No. 49 filed December 14, 1999.

     (b)  By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 60 filed
          April 27, 2007.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Agreement  Declaration  of  Trust.  Articles  III,  V  and  VI of
               Agreement and Declaration of Trust  incorporated into this filing by reference to  Post-Effective  Amendment No. 49 filed  December
               14, 1999.

          (2)  By-Laws. Article II of Amended and Restated By-Laws (November 16,
               2006)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 60 filed April 27, 2007.

     (d)  Investment Advisory Contracts.

          (1)  Executed  Investment  Management  Agreement  (December  15, 1999)
               between  Delaware   Management  Company  (a  series  of  Delaware
               Management  Business Trust) and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 52 filed
               April 30, 2001.

               (i)  Executed   Investment  Advisory  Expense  Limitation  Letter
                    (April 2007) between Delaware  Management  Company (a series of Delaware  Management  Business  Trust) and the Registrant
                    incorporated   into  this  filing  by   reference  to  Post-
                    Effective Amendment No. 60 filed April 27, 2007.

     (e)  Underwriting Contracts.

          (1)  Distribution Agreements.

               (i)  Executed Distribution  Agreement (May 15, 2003) incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 56 filed February 27, 2004.

               (ii) Executed Third Amended and Restated  Financial  Intermediary
                    Distribution  Agreement  (January 1, 2007) incorporated into this filing by reference to Post-Effective  Amendment No. 60 filed April 27, 2007.

               (iii) Executed  Distribution  Expense  Limitation  Letter  (April
                    2007) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 60 filed April 27, 2007.

          (2)  Dealer's Agreement  incorporated into this filing by reference to
               PEA No. 52 filed April 30, 2001.

          (3)  Vision   Mutual   Fund   Gateway(R)Agreement    (November   2000)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 54 filed February 27, 2003.

          (4)  Registered   Investment   Advisers   Agreement   (January   2001)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 54 filed February 27, 2003.

          (5)  Bank/Trust  Agreement (August 2004) incorporated into this filing by reference to  Post-Effective  Amendment No. 57 filed  February
               25, 2005.

     (f)  Bonus or Profit Sharing Contracts. Not applicable.

     (g)  Custodian Agreements.

          (1)  Form of Mutual Fund Custody and Services Agreement between Mellon
               Bank, N.A. and the Registrant attached as Exhibit No. EX-99.g.1.

          (2)  Form of Securities  Lending  Authorization  between  Mellon Bank,
               N.A. and the Registrant attached as Exhibit No. EX-99.g.2.

     (h)  Other Material Contracts.

          (1)  Executed Shareholders Services Agreement (April 19, 2001) between
               Delaware  Service  Company,  Inc. and the Registrant on behalf of
               each  Fund   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 53 filed February 28, 2002.

               (i)  Executed   Letter   Amendment   (August  23,  2002)  to  the
                    Shareholder Services Agreement incorporated into this filing by  reference  to  Post-Effective  Amendment  No.  56  filed
                    February 27, 2004.

               (ii) Executed  Schedule B (June 1, 2007) to Shareholder  Services
                    Agreement attached as Exhibit No. EX-99.h.1.ii.

          (2)  Executed  Delaware  Group  of  Funds  Fund  Accounting  Agreement
               (August 19, 1996) between Delaware Service Company,  Inc. and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 45 filed March 2, 1998.

               (i)  Executed  Schedule B (May 19, 2005) to Delaware  Investments
                    Family of Funds Fund  Accounting  Agreement is  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 59 filed April 26, 2006.

               (ii) Executed Amendment No. 32 (January 9, 2007) to Schedule A to
                    Delaware   Investments   Family  of  Funds  Fund  Accounting
                    Agreement  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 60 filed April 27, 2007.

     (i)  Legal  Opinion.  Opinion and Consent of Counsel  (December  14,  1999)
          incorporated into this filing by reference to Post-Effective Amendment
          No. 49 filed December 14, 1999.

     (j)  Other Opinions. Not applicable.

     (k)  Omitted Financial Statements. Not applicable.

     (l)  Initial Capital Agreements. Not applicable.

     (m)  Rule 12b-1 Plan.

          (1)  Plan under Rule 12b-1 for Class A (April 19,  2001)  incorporated into this filing by reference to Post-Effective  Amendment No. 53 filed February 28, 2002.

          (2)  Plan under Rule 12b-1 for Class B (April 19,  2001)  incorporated into this filing by reference to Post-Effective  Amendment No. 53 filed February 28, 2002.

          (3)  Plan under Rule 12b-1 for Class C (April 19,  2001)  incorporated into this filing by reference to Post-Effective  Amendment No. 53 filed February 28, 2002.

          (4)  Plan under Rule 12b-1 (May 15, 2003) for Class R is  incorporated into this filing by reference to Post-Effective  Amendment No. 59 filed April 26, 2006.

     (n)  Rule  18f-3  Plan.  Plan  under  Rule  18f-3  (October  31,  2005)  is incorporated into this filing by reference to Post-Effective Amendment
          No. 59 filed April 26, 2006.

     (o)  Reserved.

     (p)  Codes of Ethics.

          (1)  Code of  Ethics  for the  Delaware  Investments  Family  of Funds
               (September 2006) attached as Exhibit No. EX-99.p.1.

          (2)  Code of  Ethics  for  Delaware  Investments  Delaware  Management
               Company,  (a series of Delaware  Management  Business Trust,  and
               Delaware Distributors, L.P.) (February 2006) is incorporated into this filing by reference to Post-Effective Amendment No. 59 filed
               April 26, 2006.

          (3)  Code of Ethics for Lincoln  Financial  Distributors,  Inc.  (June
               2007) attached as Exhibit No. EX-99.p.3.

     (q)  Other. Powers of Attorney (May 2007) attached as Exhibit No. EX-99.q.

Item 24. Persons Controlled by or Under Common Control with the Fund. None.

Item 25. Indemnification.  Article  VI of  the  Amended  and  Restated  By-Laws
         (November  16,  2006)   incorporated  into  this  filing  by  reference
         to Post-Effective Amendment No. 60 filed April 27, 2007.

Item 26. Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to
          certain   of   the   other   funds   in   the   Delaware   Investments
          Funds(R)(Delaware  Group Adviser  Funds,  Delaware Group Cash Reserve,
          Delaware  Group  Equity  Funds I,  Delaware  Group  Equity  Funds  II,
          Delaware  Group  Equity  Funds III,  Delaware  Group  Equity Funds IV,
          Delaware  Group  Equity  Funds V,  Delaware  Group  Foundation  Funds,
          Delaware Group Global & International Funds, Delaware Group Government
          Fund,  Delaware  Group  Income  Funds,   Delaware  Group  Limited-Term
          Government Funds, Delaware Group State Tax-Free Income Trust, Delaware
          Group  Tax-Free Fund,  Delaware  Group  Tax-Free Money Fund,  Delaware
          Investments  Municipal  Trust,  Delaware  Pooled  Trust,  Delaware VIP
          Trust,   Optimum  Fund  Trust,   Voyageur   Insured  Funds,   Voyageur
          Intermediate  Tax-Free Funds,  Voyageur Mutual Funds,  Voyageur Mutual
          Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.) as well as to certain non-affiliated  registered investment  companies.  In addition,  certain  officers of the Manager also serve as trustees of other  Delaware  Investments  Funds(R),  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal
          underwriter   to  the  mutual  funds  in  the   Delaware   Investments
          Funds(R)(see  Item 27 below)  and  another  such  company  acts as the shareholder  services,  dividend disbursing,  accounting servicing and transfer agent for all of the Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Name and Principal           Positions and Offices with    Positions and Offices with
Business Address             Manager                       Registrant                       Other Positions and Offices Held
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick P. Coyne             President                     President/ Chief Executive       Mr. Coyne has served in various
                                                           Officer                          executive capacities within
                                                                                            Delaware Investments

                                                                                            President - Lincoln National
                                                                                            Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Ryan K. Brist                Executive Vice                None                             Mr. Brist has served in various
                             President/Managing                                             executive capacities within
                             Director/Chief Investment                                      Delaware Investments
                             Officer - Fixed Income
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John C.E. Campbell           Executive Vice                None                             Mr. Campbell has served in various
                             President/Global Marketing                                     executive capacities within
                             & Client Services                                              Delaware Investments

                                                                                            President/Chief Executive Officer -
                                                                                            Optimum Fund Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip N. Russo              Executive Vice                None                             Mr. Russo has served in various
                             President/Chief                                                executive capacities within
                             Administrative Officer                                         Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
See Yeng Quek                Executive Vice                Executive Vice                   Mr. Quek has served in various
                             President/Managing            President/Managing               executive capacities within
                             Director/Chief Investment     Director/Chief Investment        Delaware Investments
                             Officer,                      Officer,
                             Fixed Income                  Fixed Income                     Executive Vice President/Managing
                                                                                            Director/
                                                                                            Chief Investment Officer, Fixed
                                                                                            Income -Lincoln National Investment
                                                                                            Companies, Inc.

                                                                                            Director/Trustee - HYPPCO Finance
                                                                                            Company Ltd.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Douglas L. Anderson          Senior Vice                   None                             Mr. Anderson has served in various
                             President/Operations                                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Marshall T. Bassett          Senior Vice President/Chief   Senior Vice President/           Mr. Bassett has served in various
                             Investment Officer--          Chief Investment Officer--       executive capacities within
                             Emerging Growth Equity        Emerging Growth Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph R. Baxter             Senior Vice President/Head    Senior Vice President/           Mr. Baxter has served in various
                             of Municipal Bond             Head of Municipal Bond           executive capacities within
                             Investments                   Investments                      Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Beck          Senior Vice                   Senior Vice President/Senior     Mr. Beck has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael P. Buckley           Senior Vice                   Senior Vice President/           Mr. Buckley has served in various
                             President/Director of         Director of Municipal Research   executive capacities within
                             Municipal Research                                             Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael F. Capuzzi           Senior Vice President -       Senior Vice President -          Mr. Capuzzi has served in various
                             Investment Systems            Investment Systems               executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lui-Er Chen(1)               Senior Vice                   Senior Vice President/           Mr. Chen has served in various
                             President/Senior Portfolio    Senior Portfolio Manager/Chief   executive capacities within
                             Manager/Chief Investment      Investment Officer - Emerging    Delaware Investments
                             Officer - Emerging Markets    Markets
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen R. Cianci            Senior Vice                   Senior Vice President/Senior     Mr. Cianci has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert F. Collins            Senior Vice                   Senior Vice President/           Mr. Collins has served in various
                             President/Senior Portfolio    Senior Portfolio Manager         executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Czepiel           Senior Vice                   Senior Vice President/Senior     Mr. Czepiel has served in various
                             President/Senior Municipal    Municipal Bond Trader            executive capacities within
                             Bond Trader                                                    Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
James A. Forant              Senior Vice                   None                             Mr. Forant has served in various
                             President/Director,                                            executive capacities within
                             Technical Services                                             Delaware Investments

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian Funk                   Senior Vice                   None                             Mr. Funk has served in various
                             President/Director of                                          executive capacities within
                             Credit Research                                                Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brent C. Garrells            Senior Vice                   None                             Mr. Garrells has served in various
                             President/Senior Research                                      executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stuart M. George             Senior Vice President/Head    Senior Vice President/Head of    Mr. George has served in various
                             of Equity Trading             Equity Trading                   executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul Grillo                  Senior Vice                   Senior Vice President/Senior     Mr. Grillo has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jonathan Hatcher             Senior Vice                   None                             Mr. Hatcher has served in various
                             President/Senior Research                                      executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
William F. Keelan            Senior Vice                   Senior Vice President/Director   Mr. Keelan has served in various
                             President/Director of         of Quantitative Research         executive capacities within
                             Quantitative Research                                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis X. Morris            Senior Vice President/Chief   Senior Vice President/Chief      Mr. Morris has served in various
                             Investment Officer - Core     Investment Officer - Core        executive capacities within
                             Equity                        Equity                           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian L. Murray, Jr.         Senior Vice President/Chief   Senior Vice President/Chief      Mr. Murray has served in various
                             Compliance Officer            Compliance Officer               executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/Chief
                                                                                            Compliance Officer - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Susan L. Natalini            Senior Vice                   None                             Ms. Natalini has served in various
                             President/Marketing &                                          executive capacities within
                             Shared Services                                                Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Zoe Neale(2)                 Senior Vice President/Chief   Senior Vice President/Chief      Mr. Neale has served in various
                             Investment Officer,           Investment Officer,              executive capacities within
                             International Equity          International Equity             Delaware Investments

---------------------------- ----------------------------- -------------------------------- -------------------------------------
D. Tysen Nutt                Senior Vice President/Chief   Senior Vice President/Chief      Mr. Nutt has served in various
                             Investment Officer,           Investment Officer,              executive capacities within
                             Large Cap Value Equity        Large Cap Value                  Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David P. O'Connor            Senior Vice                   Senior Vice President/           Mr. O'Connor has served in various
                             President/Strategic           Strategic Investment             executive capacities within
                             Investment Relationships      Relationships and Initiatives/   Delaware Investments
                             and Initiatives/General       General Counsel
                             Counsel                                                        Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Optimum Fund Trust

                                                                                            Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Lincoln National
                                                                                            Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John J. O'Connor             Senior Vice                   Senior Vice President/Treasurer  Mr. O'Connor has served in various
                             President/Investment                                           executive capacities within
                             Accounting                                                     Delaware Investments

                                                                                            Senior Vice President/Assistant
                                                                                            Treasurer - Optimum Fund Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip R. Perkins            Senior Vice                   Senior Vice President/Senior     Mr. Perkins has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Timothy L. Rabe              Senior Vice                   None                             Mr. Rabe has served in various
                             President/Senior Portfolio                                     executive capacities within
                             Manager/Head of High Yield                                     Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard Salus                Senior Vice President/        Senior Vice President/Chief      Mr. Salus has served in various
                             Controller/Treasurer          Financial Officer                executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/
                                                                                            Controller/Treasurer - Lincoln
                                                                                            National Investment Companies, Inc.

                                                                                            Senior Vice President/Chief
                                                                                            Financial Officer - Optimum Fund
                                                                                            Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jeffrey S. Van Harte(3)      Senior Vice President/Chief   Senior Vice President/Chief      Mr. Van Harte has served in various
                             Investment Officer -          Investment Officer -             executive capacities within
                             Focus Growth Equity           Focus Growth Equity              Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Babak Zenouzi(4)             Senior Vice                   Senior Vice President/Senior     Mr. Zenouzi has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gary T. Abrams               Vice President/Senior         None                             Mr. Abrams has served in various
                             Equity Trader                                                  executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Adams         Vice President/Portfolio      Vice President/Portfolio         Mr. Adams has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Damon J. Andres              Vice President/Senior         Vice President/Senior            Mr. Andres has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Margaret MacCarthy Bacon(5)  Vice President/ Investment    None                             Ms. Bacon has served in various
                             Specialist                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Todd Bassion(6)              Vice President/Senior         Vice President/Senior Research   Mr. Bassion has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard E. Biester           Vice President/Equity Trader  None                             Mr. Biester has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher J. Bonavico(7)   Vice President/Senior         Vice President/Senior            Mr. Bonavico has served in various
                             Portfolio Manager, Equity     Portfolio Manager, Equity        executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Vincent A. Brancaccio        Vice President/Senior         None                             Mr. Brancaccio has served in
                             Equity Trader                                                  various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth F. Broad(8)          Vice President/Senior         Vice President/Senior            Mr. Broad has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Busch             Vice President - Managed      None                             Mr. Busch has served in various
                             Accounts                                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Mary Ellen M. Carrozza       Vice President/Client         Vice President/Client Services   Ms. Carrozza has served in various
                             Services                                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen G. Catricks          Vice President/Portfolio      Vice President/Portfolio         Mr. Catricks has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony G. Ciavarelli        Vice President/Assistant      Vice President/Associate         Mr. Ciavarelli has served in
                             General Counsel/ Assistant    General Counsel/ Assistant       various executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David F. Connor              Vice President/Deputy         Vice President/Deputy General    Mr. Connor has served in various
                             General Counsel/              Counsel/ Secretary               executive capacities within
                             Assistant Secretary                                            Delaware Investments

                                                                                            Vice President/Deputy General
                                                                                            Counsel/Secretary - Optimum Fund
                                                                                            Trust

                                                                                            Vice President/Deputy General
                                                                                            Counsel/ Secretary - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cori E. Daggett              Vice President, Counsel,      Vice President, Associate        Ms. Daggett has served in various
                             Assistant Secretary           General Counsel, Assistant       executive capacities within
                                                           Secretary                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Ericksen(9)   Vice President/Portfolio      Vice President/Portfolio         Mr. Ericksen has served in various
                             Manager, Equity Analyst       Manager, Equity Analyst          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joel A. Ettinger             Vice President/Taxation       Vice President/Taxation          Mr. Ettinger has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments

                                                                                            Vice President/Taxation - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Phoebe W. Figland            Vice President/ Investment    Vice President/ Investment       Ms. Figland has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph Fiorilla              Vice President/Trading        None                             Mr. Fiorilla has served in various
                             Operations                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Charles E. Fish              Vice President/Senior         None                             Mr. Fish has served in various
                             Equity Trader                                                  executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Clifford M. Fisher           Vice President/Senior         None                             Mr. Fisher has served in various
                             Municipal Bond Trader                                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick G. Fortier(10)       Vice President/Portfolio      Vice President/ Portfolio        Mr. Fortier has served in various
                             Manager, Equity Analyst       Manager, Equity Analyst          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul D. Foster               Vice President/Investment     None                             Mr. Foster has served in various
                             Specialist-- Emerging                                          executive capacities within
                             Growth Equity                                                  Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Denise A. Franchetti         Vice President/Portfolio      Vice President/Portfolio         Ms. Franchetti has served in
                             Manager/Municipal Bond        Manager/Municipal Bond Credit    various executive capacities within
                             Credit Analyst                Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
James A. Furgele             Vice President/ Investment    Senior Vice President/           Mr. Furgele has served in various
                             Accounting                    Investment Accounting            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Henry A. Garrido(11)         Vice President/Equity         None                             Mr. Garrido has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Barry S. Gladstein           Vice President/Portfolio      Vice President/Equity            Mr. Gladstein has served in various
                             Manager                       Analyst/Portfolio Manager        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Edward Gray(12)              Vice President/Senior         Vice President/Senior            Mr. Gray has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lisa L. Hansen(13)           Vice President/Head of        None                             Ms. Hansen has served in various
                             Focus Growth Equity Trading                                    executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregory M. Heywood(14)       Vice President/Portfolio      Vice President/Portfolio         Mr. Heywood has served in various
                             Manager, Equity Analyst       Manager, Research Analyst        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Sharon Hill                  Vice President/Head of        Vice President/Head of Equity    Ms. Hill has served in various
                             Equity Quantitative           Quantitative Research and        executive capacities within
                             Research and Analytics        Analytics                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Holland       Vice President/Portfolio      Vice President/Associate         Mr. Holland has served in various
                             Manager                       Equity Analyst II/Portfolio      executive capacities within
                                                           Manager                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael E. Hughes            Vice President/Senior         Vice President/Senior Equity     Mr. Hughes has served in various
                             Equity Analyst                Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jordan L. Irving             Vice President/Senior         Vice President/Senior            Mr. Irving has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cynthia Isom                 Vice President/Senior         Vice President/Portfolio         Ms. Isom has served in various
                             Portfolio Manager             Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth R. Jackson           Vice President/Quantitative   Vice President/Equity Trader     Mr. Jackson has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Audrey E. Kohart             Vice President/Financial      Vice President/Financial         Ms. Kohart has served in various
                             Planning and Reporting        Planning and Reporting           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Andrew Kronschnabel          Vice President/High Grade     None                             Mr. Kronschnabel has served in
                             Trader                                                         various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Roseanne L. Kropp            Vice President/Senior Fund    None                             Ms. Kropp has served in various
                             Analyst II                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nikhil G. Lalvani            Vice President/Senior         Vice President/Senior Equity     Mr. Lalvani has served in various
                             Equity Analyst/Portfolio      Analyst/Portfolio Manager        executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Steven T. Lampe              Vice President/Portfolio      Vice President/Portfolio         Mr. Lampe has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Alfio Leone IV               Vice President/High Grade     None                             Mr. Leone has served in various
                             Trader                                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony A. Lombardi          Vice President/Senior         Vice President/Senior            Mr. Lombardi has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis P. Magee             Vice President/Equity         None                             Mr. Magee has served in various
                             Business Manager                                               executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Charles (Tom) T. McClintic   Vice President/High Yield     None                             Mr. McClintic has served in various
                             Trader                                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael S. Morris            Vice President/Portfolio      Vice President/Portfolio         Mr. Morris has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Scott Moses                  Vice President/High Grade     None                             Mr. Moses has served in various
                             Trader                                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip O. Obazee             Vice President/ Derivatives   Vice President/ Derivatives      Mr. Obazee has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Donald G. Padilla            Vice President/Portfolio      Vice President/Portfolio         Mr. Padilla has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Daniel J. Prislin(15)        Vice President/Senior         Vice President/Senior            Mr. Prislin has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Craig S. Remsen              Vice President/Senior         None                             Mr. Remsen has served in various
                             Credit Research Analyst                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Carl Rice                    Vice President/Senior         Vice President/Senior            Mr. Rice has served in various
                             Investment Specialist,        Investment Specialist, Large     executive capacities within
                             Large Cap Value Focus Equity  Cap Value Focus Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph T. Rogina             Vice President/Equity Trader  None                             Mr. Rogina has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Debbie A. Sabo(16)           Vice President/Equity         None                             Ms. Sabo has served in various
                             Trader, Focus Growth Equity                                    executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin C. Schildt             Vice President/Senior         Vice President/Senior            Mr. Schildt has served in various
                             Municipal Credit Analyst      Municipal Credit Analyst         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Bruce Schoenfeld(17)         Vice President/Equity         Vice President/Equity Analyst    Mr. Schoenfeld has served in
                             Analyst                                                        various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard D. Seidel            Vice President/Assistant      None                             Mr. Seidel has served in various
                             Controller/Assistant                                           executive capacities within
                             Treasurer                                                      Delaware Investments

                                                                                            Vice President/Assistant
                                                                                            Controller/Assistant Treasurer -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nancy E. Smith               Vice President-- Investment   Vice President-- Investment      Ms. Smith has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brenda L. Sprigman           Vice President/Business       None                             Ms. Sprigman has served in various
                             Manager ---Fixed Income                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael T. Taggart           Vice President/Facilities &   None                             Mr. Taggart has served in various
                             Administrative Services                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Rise Taylor                  Vice President Strategic      None                             Ms. Sprigman has served in various
                             Investment                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Spencer M. Tullo             Vice President/High Yield     None                             Mr. Tullo has served in various
                             Trader                                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert A. Vogel, Jr.         Vice President/Senior         Vice President/Senior            Mr. Vogel has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lori P. Wachs                Vice President/Portfolio      Vice President/Portfolio         Ms. Wachs has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Laura A. Wagner              Vice President/ Investment    Vice President/ Investment       Ms. Wagner has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kathryn R. Williams          Vice President/Associate      Vice President/Associate         Ms. Williams has served in various
                             General Counsel/Assistant     General Counsel/Assistant        executive capacities within
                             Secretary                     Secretary                        Delaware Investments
                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nashira Wynn                 Vice President/Senior         Vice President/Senior Equity     Ms. Wynn has served in various
                             Equity Analyst/Portfolio      Analyst/Portfolio Manager        executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Greg Zappin                  Vice President/Senior                                          Mr. Zappin has served in various
                             Credit Research Analyst                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Guojia Zhang(18)             Vice President/Equity         Vice President/Equity Analyst    Mr. Zhang has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------

(1)  Managing Director/Senior Portfolio Manager, Evergreen Investment Management
     Company, 1995.
(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(3)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.
(4)  Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.
(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005.
(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.
(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.
(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.
(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(11) Senior Analyst, Wells Capital Management, 2000-2006.
(12) Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.
(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells CapitalManagement,  LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.
(15) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.
(16) Head Trader, McMorgan & Company, 2003-2005.
(17) Vice President/Senior  Emerging Markets Analyst,  Artha Capital Management,
     2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
(18) Equity Analyst, Evergreen Investment Management Company, 2004-2006.

Item 27. Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

          (a)(2)  Information  with  respect to each  officer and partner of the principal  underwriter  and the  Registrant  is  provided  below.
               Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market
               Street, Philadelphia, PA 19103-7094.

   ------------------------------------- ------------------------------------------- ---------------------------------------
   Name and Principal Business Address   Positions and Offices with Underwriter      Positions and Offices with Registrant
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Delaware Distributors, Inc.           General Partner                             None
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Delaware Capital Management           Limited Partner                             None
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Delaware Investment Advisers          Limited Partner                             None
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Theodore K. Smith                     President                                   None
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Philip N. Russo                       Executive Vice President                    None
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Douglas L. Anderson                   Senior Vice President/Operations            None
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Jeffrey M. Kellogg                    Senior Vice President/Senior Product        None
                                         Manager/Communications Manager
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Brian L. Murray, Jr.                  Senior Vice President/Compliance            Senior Vice President/Chief Compliance
                                                                                     Officer
   ------------------------------------- ------------------------------------------- ---------------------------------------
   David P. O'Connor                     Senior Vice President/Strategic             Senior Vice President/Strategic
                                         Investment Relationships and                Investment Relationships and
                                         Initiatives/General Counsel                 Initiatives/General Counsel
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Robert E. Powers                      Senior Vice President/Senior Domestic       None
                                         Sales Manager
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Richard Salus                         Senior Vice President/Controller/           Senior Vice President/Chief Financial
                                         Treasurer/Financial Operations Principal    Officer
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Trevor M. Blum                        Vice President/Senior Consultant            None
                                         Relationship Manager
   ------------------------------------- ------------------------------------------- ---------------------------------------
   E. Zoe Bradley                        Vice President/Product Management Manager   None
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Mel Carrozza                          Vice President/Client Services              None
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Anthony G. Ciavarelli                 Vice President/Counsel/Assistant Secretary  Vice President/Associate General
                                                                                     Counsel/Assistant Secretary
   ------------------------------------- ------------------------------------------- ---------------------------------------
   David F. Connor                       Vice President/Deputy General Counsel/      Vice President/Deputy General
                                         Secretary                                   Counsel/Secretary
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Joel A. Ettinger                      Vice President/Taxation                     Vice President/Taxation
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Edward M. Grant                       Vice President/Senior Domestic Sales        None
                                         Manager
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Audrey Kohart                         Vice President/Financial Planning and       Vice President/Financial Planning and
                                         Reporting                                   Reporting
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Marlene D. Petter                     Vice President/Marketing Communications     None
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Richard D. Seidel                     Vice President/Assistant                    None
                                         Controller/Assistant Treasurer
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Michael T. Taggart                    Vice President/Facilities &                 None
                                         Administrative Services
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Molly Thompson                        Vice President/Associate Product            None
                                         Management Manager
   ------------------------------------- ------------------------------------------- ---------------------------------------
   Kathryn R. Williams                   Vice President/Senior Counsel/ Assistant    Vice President/Associate General
                                         Secretary                                   Counsel/Assistant Secretary
   ------------------------------------- ------------------------------------------- ---------------------------------------

          (b)(1)  Lincoln  Financial   Distributors,   Inc.  ("LFD")  serves  as
               financial intermediary wholesaler for all the mutual funds in the
               Delaware Investments Family of Funds.

          (b)(2) Information with respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted,  the principal  business address of each officer and partner of LFD is
               2001 Market Street, Philadelphia, PA 19103-7055.

------------------------- ---------------------------- -------------------------

   Name and Principal          Positions and Office       Positions and Offices
    Business Address                 with LFD                with Registrant
------------------------- ---------------------------- -------------------------
Terrance Mullen           President                              None
------------------------- ---------------------------- -------------------------
Joel Schwartz             Vice President                         None
------------------------- ---------------------------- -------------------------
Nancy Briguglio           Vice President                         None
------------------------- ---------------------------- -------------------------
Daniel P. Hickey(1)       Vice President                         None
------------------------- ---------------------------- -------------------------
Karina Istvan             Vice President                         None
------------------------- ---------------------------- -------------------------
James Ryan                Vice President                         None
------------------------- ---------------------------- -------------------------
Sharon G. Marnien         Vice President                         None
------------------------- ---------------------------- -------------------------

--------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103
--------------------------------------------------------------------------------

          (c)  Not applicable.

Item 28. Location of Accounts and Records.

All  accounts  and records  required to be  maintained  by Section 31 (a) of the
Investment  Company Act of 1940 and the rules under that section are  maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-19103.

Item 29. Management Services.  None.

Item 30. Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this 28th day of
September, 2007.

                                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS

                                  By: /s/ Patrick P. Coyne
                                      Patrick Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                                      Title                                              Date
---------------------------------- -------------------------------------------------------- --------------------

/s/ Patrick P. Coyne               Chairman/President/Chief Executive Officer (Principal     September 28, 2007
Patrick P. Coyne                   Executive Officer) and Trustee

Thomas L. Bennett          *       Trustee                                                   September 28, 2007
Thomas L. Bennett

John A. Fry                *       Trustee                                                   September 28, 2007
John A. Fry

Anthony D. Knerr           *       Trustee                                                   September 28, 2007
Anthony D. Knerr

Lucinda S. Landreth        *       Trustee                                                   September 28, 2007
Lucinda S. Landreth

Ann R. Leven               *       Trustee                                                   September 28, 2007
Ann R. Leven

Thomas F. Madison          *       Trustee                                                   September 28, 2007
Thomas F. Madison

Janet L. Yeomans           *       Trustee                                                   September 28, 2007
Janet L. Yeomans

J. Richard Zecher          *       Trustee                                                   September 28, 2007
J. Richard Zecher

Richard Salus              *       Senior Vice President/Chief Financial Officer (Principal  September 28, 2007
Richard Salus                      Financial Officer)

                           * By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                 (Delaware Group Limited-Term Government Funds)

Exhibit No.       Exhibit

EX-99.g.1         Form of Mutual Fund Custody and Services Agreement between
                  Mellon Bank, N.A. and the Registrant

EX-99.g.2         Form of Securities Lending Authorization between Mellon Bank,
                  N.A. and the Registrant

EX-99.h.1.ii.     Executed Schedule B (June 1, 2007) to Shareholder Services
                  Agreement

EX-99.p.1         Code of Ethics for the Delaware Investments Family of Funds
                  (September 2006)

EX-99.p.3         Code of Ethics for Lincoln Financial Distributors, Inc.
                  (June 2007)

EX-99.q           Powers of Attorney (May 2007)